UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund
Annual Report
April 30, 2013

UBS Liquid Assets Fund

June 14, 2013

Dear shareholder,

We present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the 12 months ended April 30, 2013.

Performance
The seven-day current yield for the Fund as of April 30, 2013, was 0.19% (after fee waivers/expense reimbursements), compared to 0.03% on April 30, 2012. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

The Fund’s yield remained low, reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate—or the “fed funds rate,” which is the rate banks charge one another for funds they borrow on an overnight basis—within a historically low range, continuing to depress yields on a wide range of short-term investments. (For more details on the Fed’s decision, see below.) As a result, the yields of the securities in which the Fund invests remained extremely low and, in turn, kept the Fund’s yield low.

UBS Liquid Assets Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. Looking back, after the Commerce Department reported 1.3% and 3.1% gross domestic product (“GDP”) growth in the US in the second and third quarters of 2012, respectively, GDP growth was a tepid 0.4% in the fourth quarter. Decelerating growth was largely driven by weakening private inventory investment, federal government spending and exports. The economy then gained some traction

1

UBS Liquid Assets Fund

during the first three months of 2013, as the housing market continued to rebound and there was some modest improvement in the labor market. According to the Commerce Department’s second estimate, first quarter 2013 GDP growth was 2.4%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed did not change its policy stance at its January, March or May 2013 meetings.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (“WAM”) throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 30 days. By the end of the period, we had lengthened the Fund’s WAM to 47 days. Toward the middle part of the reporting period, concerns regarding the ongoing challenges in Europe were overshadowed by

1 Based on the Commerce Department’s second estimate announced on April 30, 2013. Subsequent to the date of this letter, but before the report was finalized, the first quarter growth figure was revised downward to 1.8%.

2

UBS Liquid Assets Fund

QE3. In anticipation of further downward pressure on short-term interest rates with QE3, we significantly increased the Fund’s WAM in September.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the 12-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the 12-month period. We increased the Fund’s exposure to commercial paper and repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocations to short-term corporate obligations and certificates of deposit and slightly pared our exposure to US government and agency obligations.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Although overall growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. At this time it is impossible to predict the final version of these regulations, but the

3

UBS Liquid Assets Fund

SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Fund focusing on risk and keeping it highly liquid.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund	UBS Liquid Assets Fund
Managing Director	Managing Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12-month period ended April 30, 2013. The views and opinions in the letter were current as of June 14, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2012	Ending account value[1] April 30, 2013	Expenses paid during period[2] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.30	0.06%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.50	0.30	0.06

[1] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.19%	0.16%	0.03%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.19	0.16	0.03
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	0.16	0.13	0.00
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	0.16	0.13	0.00
Weighted average maturity[2]	47 days	50 days	30 days
Net assets (mm)	$845.2	$1,155.6	$2,367.1

Portfolio composition[3]	04/30/13	10/31/12	04/30/12
Commercial paper	54.4%	56.8%	51.6%
US government and agency obligations	18.6	14.2	19.0
Certificates of deposit	15.3	16.1	17.2
Repurchase agreements	11.7	12.9	9.7
Short-term corporate obligations	—	—	2.5
Other assets less liabilities	0.0 [4]	(0.0)[4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] The Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4] Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—18.60%
Federal Home Loan Bank
0.125%, due 03/27/14	$4,000,000	$3,998,299
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[1]	21,000,000	20,999,884
0.140%, due 07/09/13[2]	10,000,000	9,997,317
Federal National Mortgage Association*
0.150%, due 09/03/13[2]	10,000,000	9,994,792
US Treasury Bill
0.106%, due 08/01/13[2]	20,000,000	19,994,582
US Treasury Notes
1.375%, due 05/15/13	15,000,000	15,007,033
0.375%, due 06/30/13	15,000,000	15,004,838
3.125%, due 08/31/13	10,000,000	10,097,384
0.125%, due 09/30/13	15,000,000	14,995,250
0.500%, due 11/15/13	12,000,000	12,020,368
0.750%, due 12/15/13	20,000,000	20,070,095
1.000%, due 01/15/14	5,000,000	5,028,994
Total US government and agency obligations (cost—$157,208,836)		157,208,836
Certificates of deposit—15.26%
Banking-non-US—14.67%
Bank of Montreal
0.200%, due 06/06/13	9,000,000	9,000,000
Bank of Nova Scotia
0.269%, due 05/20/13[1]	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.290%, due 05/10/13[1]	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 07/09/13	10,000,000	10,000,000
Norinchukin Bank Ltd.
0.170%, due 05/02/13	10,000,000	10,000,000
Oversea-Chinese Banking Corp., Ltd.
0.190%, due 05/06/13	15,000,000	15,000,041

8

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Rabobank Nederland NV
0.434%, due 06/25/13[1]	$10,000,000	$10,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 05/06/13	10,000,000	10,000,000
0.230%, due 07/08/13	8,000,000	8,000,000
Svenska Handelsbanken AB
0.200%, due 07/01/13	10,000,000	10,000,000
		124,000,041
Banking-US—0.59%
Wells Fargo Bank N.A.
0.170%, due 06/07/13	5,000,000	5,000,000
Total certificates of deposit (cost—$129,000,041)		129,000,041
Commercial paper[2]—54.45%
Asset backed-auto & truck—2.60%
FCAR Owner Trust II
0.190%, due 06/03/13	10,000,000	9,998,258
0.200%, due 06/17/13	2,000,000	1,999,478
0.200%, due 07/15/13	10,000,000	9,995,833
		21,993,569
Asset backed-banking US—1.18%
Atlantis One Funding
0.200%, due 06/24/13	10,000,000	9,997,000
Asset backed-miscellaneous—22.34%
Barton Capital LLC
0.180%, due 05/13/13	20,000,000	19,998,800
Cancara Asset Securitisation LLC
0.200%, due 05/16/13	10,000,000	9,999,167
0.190%, due 06/18/13	5,000,000	4,998,733
Gotham Funding Corp.
0.160%, due 05/29/13	10,000,000	9,998,756

9

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Jupiter Securitization Co. LLC
0.120%, due 05/01/13	$17,000,000	$17,000,000
0.260%, due 09/10/13	9,000,000	8,991,420
Liberty Street Funding LLC
0.160%, due 05/08/13	10,000,000	9,999,689
0.160%, due 05/28/13	1,000,000	999,880
0.190%, due 06/17/13	3,000,000	2,999,256
Market Street Funding LLC
0.190%, due 05/22/13	8,800,000	8,799,025
Nieuw Amsterdam Receivables Corp.
0.160%, due 05/20/13	10,000,000	9,999,155
0.160%, due 05/22/13	10,000,000	9,999,067
Regency Markets No. 1 LLC
0.170%, due 05/03/13	13,000,000	12,999,877
0.180%, due 05/17/13	7,000,000	6,999,440
0.180%, due 05/21/13	5,000,000	4,999,500
Sheffield Receivables Corp.
0.180%, due 06/13/13	10,000,000	9,997,850
0.180%, due 06/24/13	15,000,000	14,995,950
Victory Receivables Corp.
0.200%, due 05/02/13	10,000,000	9,999,944
0.180%, due 05/08/13	10,000,000	9,999,650
0.170%, due 05/21/13	5,000,000	4,999,528
		188,774,687
Banking-non-US—8.76%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	8,000,000	8,000,000
Erste Abwicklungsanstalt
0.180%, due 06/03/13	5,000,000	4,999,175
Lloyds TSB Bank PLC
0.210%, due 06/26/13	7,000,000	6,997,713
Oversea-Chinese Banking Corp., Ltd.
0.170%, due 05/06/13	8,000,000	7,999,811

10

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
0.205%, due 05/31/13	$10,000,000	$9,998,292
0.215%, due 07/15/13	10,000,000	9,995,521
Sumitomo Mitsui Banking Corp.
0.230%, due 06/04/13	8,000,000	7,998,262
UOB Funding LLC
0.200%, due 06/26/13	8,000,000	7,997,511
Westpac Securities NZ Ltd.
0.250%, due 05/20/13[1,3]	5,000,000	4,999,799
0.364%, due 07/02/13[1,3]	5,000,000	5,000,000
		73,986,084
Banking-US—12.84%
Barclays US Funding Corp.
0.220%, due 05/15/13	10,000,000	9,999,144
Bedford Row Funding Corp.
0.420%, due 12/16/13	5,500,000	5,485,306
BNP Paribas Finance, Inc.
0.230%, due 06/17/13	5,000,000	4,998,499
Nordea N.A., Inc.
0.190%, due 07/01/13	10,000,000	9,996,781
Northern Pines Funding LLC
0.190%, due 05/30/13	10,000,000	9,998,470
0.500%, due 07/01/13	10,000,000	9,991,528
Societe Generale N.A., Inc.
0.150%, due 05/01/13	15,000,000	15,000,000
State Street Corp.
0.200%, due 05/06/13	15,000,000	14,999,583
0.170%, due 05/13/13	10,000,000	9,999,433
Toronto-Dominion Holdings USA, Inc.
0.195%, due 05/17/13	10,000,000	9,999,133
Wells Fargo & Co.
0.180%, due 08/15/13	8,000,000	7,995,760
		108,463,637

11

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-captive automotive—1.77%
Toyota Motor Credit Corp.
0.230%, due 05/22/13	$10,000,000	$9,998,658
0.240%, due 08/30/13	5,000,000	4,995,967
		14,994,625
Finance-non-captive diversified—1.77%
General Electric Capital Corp.
0.220%, due 06/07/13	10,000,000	9,997,739
0.240%, due 10/02/13	5,000,000	4,994,866
		14,992,605
Insurance-life—1.77%
MetLife Short Term Funding LLC
0.140%, due 05/14/13	10,000,000	9,999,494
Prudential Funding LLC
0.190%, due 05/15/13	5,000,000	4,999,631
		14,999,125
Pharmaceuticals—1.42%
Sanofi-Aventis
0.155%, due 06/26/13	12,000,000	11,997,107
Total commercial paper (cost—$460,198,439)		460,198,439
Repurchase agreements—11.67%
Repurchase agreement dated 04/30/13 with
Barclays Capital, Inc., 0.150% due 05/01/13,
collateralized by $50,950,200 US Treasury Note,
0.250% due 03/31/15; (value—$51,000,034);
proceeds: $50,000,208	50,000,000	50,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.150% due
05/01/13, collateralized by $48,683,000
Federal Home Loan Mortgage Corp.
obligations, 1.570% due 01/08/20;
(value—$48,960,223); proceeds: 48,000,200	48,000,000	48,000,000

12

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010% due
05/01/13, collateralized by $645,926
Federal National Mortgage Association
obligations, 2.110% due 11/07/22;
(value—$653,044); proceeds: $640,000	$640,000	$640,000
Total repurchase agreements (cost—$98,640,000)		98,640,000
Total investments (cost — $845,047,316 which
approximates cost for federal income tax
purposes) — 99.98%		845,047,316
Other assets in excess of liabilities—0.02%		158,514
Net assets (applicable to 845,212,851 shares of
beneficial interest outstanding equivalent to
$1.00 per share) — 100.00%		$845,205,830

13

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$157,208,836	$—	$157,208,836
Certificates of deposit	—	129,000,041	—	129,000,041
Commercial paper	—	460,198,439	—	460,198,439
Repurchase agreements	—	98,640,000	—	98,640,000
Total	$—	$845,047,316	$—	$845,047,316

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	73.4%
Japan	9.0
Canada	4.3
Singapore	3.7
Sweden	3.5
Australia	2.1
France	1.4
Netherlands	1.2
United Kingdom	0.8
Germany	0.6
Total	100.0%

14

UBS Liquid Assets Fund
Statement of net assets—April 30, 2013

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.18% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements	15

UBS Liquid Assets Fund
Statement of operations

For the year ended April 30, 2013
Investment income:
Interest	$2,844,982
Expenses:
Investment advisory and administration fees	394,637
Transfer agency fees	450,493
State registration fees	131,850
Custody and accounting fees	116,850
Professional fees	109,687
Reports and notices to shareholders	74,572
Insurance expense	57,683
Trustees’ fees	26,738
Other expenses	38,439
1,400,949
Fee waivers by investment advisor and administrator	(394,637)
Net expenses	1,006,312
Net investment income	1,838,670
Net realized gain	3,224
Net increase in net assets resulting from operations	$1,841,894

16	See accompanying notes to financial statements

UBS Liquid Assets Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$1,838,670	$4,128,281
Net realized gain (loss)	3,224	(3,584)
Net increase in net assets resulting from
operations	1,841,894	4,124,697
Dividends and distributions to
shareholders from:
Net investment income	(1,838,670)	(4,128,281)
Net realized gains	(5,500)	—
Total dividends and distributions
to shareholders	(1,844,170)	(4,128,281)
Net increase (decrease) in net assets from
beneficial interest transactions	(1,521,908,518)	157,703,744
Net increase (decrease) in net assets	(1,521,910,794)	157,700,160
Net assets:
Beginning of year	2,367,116,624	2,209,416,464
End of year	$845,205,830	$2,367,116,624
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	17

UBS Liquid Assets Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2013	2012	2011	2010	2009
Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.002	0.002	0.019
Dividends from net
investment income	(0.001)	(0.001)	(0.002)	(0.002)	(0.019)
Distributions from net
realized gains	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
Total dividends and
distributions	(0.001)	(0.001)	(0.002)	(0.002)	(0.019)
Net asset value,
end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.15%	0.14%	0.22%	0.23%	1.89%
Ratios to average net assets:
Expenses before fee waivers	0.11%	0.09%	0.09%	0.10%	0.10%
Expenses after fee waivers	0.08%	0.06%	0.06%	0.07%	0.07%
Net investment income	0.14%	0.14%	0.22%	0.24%	1.79%
Supplemental data:
Net assets,
end of year (000’s)	$845,206	$2,367,117	$2,209,416	$2,205,678	$2,888,925

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

18	See accompanying notes to financial statements

UBS Liquid Assets Fund
Notes to financial statements

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which

19

UBS Liquid Assets Fund
Notes to financial statements

may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

20

UBS Liquid Assets Fund
Notes to financial statements

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

21

UBS Liquid Assets Fund
Notes to financial statements

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2013 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent

22

UBS Liquid Assets Fund
Notes to financial statements

such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2013, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $492,580,232. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the

23

UBS Liquid Assets Fund
Notes to financial statements

securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At April 30, 2013, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2013, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$31,500
Other accrued expenses*	174,437

*Excludes investment advisory and administration fees.

At April 30, 2013, the components of net assets were as follows:

Accumulated paid in capital	$845,210,613
Accumulated net realized loss	(4,783)
Net assets	$845,205,830

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2013	2012
Shares sold	4,986,348,464	15,833,615,183
Shares repurchased	(6,510,024,619)	(15,680,056,075)
Dividends reinvested	1,767,637	4,144,636
Net increase (decrease) in shares outstanding	(1,521,908,518)	157,703,744

24

UBS Liquid Assets Fund
Notes to financial statements

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2013 and April 30, 2012 was ordinary income.

At April 30, 2013, the components of accumulated earnings on a tax basis were undistributed ordinary income of $30,280 and accumulated capital and other losses of $3,563.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2013, accumulated paid in capital was decreased by $30 and accumulated net realized loss was decreased by $30. These differences were primarily due to non-deductible expenses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, the Fund had a pre-enactment capital loss carryforward of $3,203, which will expire on April 30, 2019 and a post-enactment short-term capital loss carryforward of $360. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. During the current year, the Fund utilized $3,224 of capital loss carryforwards during the year to offset current year net realized gains.

25

UBS Liquid Assets Fund
Notes to financial statements

As of and during the year ended April 30, 2013, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2013, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Liquid Assets Fund
Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm

The Board of Trustees and Shareholders of
UBS Money Series—UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the

27

UBS Liquid Assets Fund

two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

28

UBS Liquid Assets Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N–MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D) related to the distribution made in December 2012 as short-term capital gain dividends.

29

UBS Liquid Assets Fund
Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

30

UBS Liquid Assets Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

31

UBS Liquid Assets Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)

32

UBS Liquid Assets Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982–1995).

	Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

33

UBS Liquid Assets Fund
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Alan S. Bernikow; 72 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005

Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Trustee	Since 1998

34

UBS Liquid Assets Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).

	Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

35

UBS Liquid Assets Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005

36

UBS Liquid Assets Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

	Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

37

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2005

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

38

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since May 2011

Ms. Bubloski is a director (since March 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2007). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

39

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

40

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North America Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

41

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 56	Vice President	Since 1999

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

42

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 36	Vice President	Since 2009

Ms. Houston is an associate director (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

43

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

44

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 35	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

45

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 39	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

46

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

47

UBS Liquid Assets Fund
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

48

Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Cash Reserves Fund
Annual Report
April 30, 2013

UBS Cash Reserves Fund

June 14, 2013

Dear shareholder,

We present you with the annual report for UBS Cash Reserves Fund (the “Fund”) for the 12 months ended April 30, 2013.

Performance
The seven-day current yield for the Fund as of April 30, 2013, was 0.01% (after fee waivers/expense reimbursements), unchanged from what it was on April 30, 2012. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)

The Fund’s yield remained low during the reporting period, reflecting the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate (the federal funds rate—or the “fed funds rate,” which is the rate banks charge one another for funds they borrow on an overnight basis—within a historically low range, continuing to depress yields on a wide range of short-term investments. (For more details on the Fed’s decision, see below.) As a result, the yields of the securities in which the Fund invests remained extremely low and, in turn, kept the Fund’s yield low.

UBS Cash Reserves Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. Looking back, after the Commerce Department reported 1.3% and 3.1% gross domestic product (“GDP”) growth in the US in the second and third quarters of 2012, respectively, GDP growth was a tepid 0.4% in the fourth quarter. Decelerating growth was largely driven by weakening private inventory investment, federal government

1

UBS Cash Reserves Fund

spending and exports. The economy then gained some traction during the first three months of 2013, as the housing market continued to rebound and there was some modest improvement in the labor market. According to the Commerce Department’s second estimate, first quarter 2013 GDP growth was 2.4%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed did not change its policy stance at its January, March or May 2013 meetings.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (“WAM”) throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 29 days. By the end of the period, we had lengthened the Fund’s WAM to 43 days. Toward the

1 Based on the Commerce Department’s second estimate announced on April 30, 2013. Subsequent to the date of this letter, but before the report was finalized, the first quarter growth figure was revised downward to 1.8%.

2

UBS Cash Reserves Fund

middle part of the reporting period, concerns regarding the ongoing challenges in Europe were overshadowed by QE3. In anticipation of further downward pressure on short-term interest rates with QE3, we significantly increased the Fund’s WAM in September.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the 12-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the 12-month period. We increased the Fund’s exposure to repurchase agreements and modestly added to its allocation to US government and agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocations to short-term corporate obligations and certificates of deposit and slightly pared our exposure to commercial paper.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Although overall growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013,

3

UBS Cash Reserves Fund

requesting comments on numerous issues. At this time it is impossible to predict the final versions of these regulations, but the SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Fund focusing on risk and keeping it highly liquid.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund Managing Director UBS Global Asset Management (Americas) Inc.	UBS Cash Reserves Fund Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2013. The views and opinions in the letter were current as of June 14, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Cash Reserves Fund

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2012	Ending account value[1] April 30, 2013	Expenses paid during period[2] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.94	0.19%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,023.85	0.95	0.19

[1] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

7

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.01)	(0.43)	(0.62)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.01)	(0.43)	(0.62)
Weighted average maturity[2]	43 days	49 days	29 days
Net assets (mm)	$65.8	$96.2	$233.9

Portfolio composition[3]	04/30/13	10/31/12	04/30/12
Commercial paper	41.1%	46.1%	41.6%
US government and agency obligations	24.6	31.9	22.5
Repurchase agreements	21.5	12.8	16.9
Certificates of deposit	12.9	9.3	15.8
Short-term corporate obligations	—	—	3.2
Other assets less liabilities	(0.1)	(0.1)	(0.0)[4]
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] The Fund’s Portfolio is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4] Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

8

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—24.65%
Federal Home Loan Bank
0.150%, due 06/05/13[1]	$2,000,000	$1,999,708
0.130%, due 06/21/13[1]	1,000,000	999,816
0.120%, due 09/11/13[1]	1,000,000	999,557
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[2]	3,000,000	2,999,983
0.120%, due 09/10/13[1]	1,000,000	999,560
Federal National Mortgage Association*
0.120%, due 08/07/13[1]	1,000,000	999,673
0.140%, due 09/11/13[1]	1,000,000	999,483
0.155%, due 10/03/13[1]	1,000,000	999,333
US Treasury Bills
0.106%, due 08/01/13[1]	700,000	699,810
0.130%, due 08/29/13[1]	1,000,000	999,567
US Treasury Notes
0.375%, due 06/30/13	1,000,000	1,000,323
3.125%, due 08/31/13	1,000,000	1,009,738
2.750%, due 10/31/13	1,000,000	1,012,959
0.750%, due 12/15/13	500,000	501,830
Total US government and agency obligations (cost—$16,221,340)		16,221,340
Certificates of deposit—12.92%
Banking-non-US—9.88%
Bank of Nova Scotia
0.269%, due 05/20/13[2]	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	1,000,000	1,000,000
Mizuho Corporate Bank Ltd.
0.230%, due 07/09/13	1,000,000	1,000,000
Natixis
0.250%, due 05/01/13	1,000,000	1,000,000
Norinchukin Bank Ltd.
0.160%, due 05/07/13	500,000	500,000

9

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Sumitomo Mitsui Banking Corp.
0.230%, due 07/08/13	$1,000,000	$1,000,000
Svenska Handelsbanken AB
0.200%, due 07/01/13	1,000,000	1,000,000
		6,500,000
Banking-US—3.04%
Bank of America N.A.
0.190%, due 05/31/13	1,000,000	1,000,000
Citibank N.A.
0.170%, due 05/23/13	1,000,000	1,000,000
		2,000,000
Total certificates of deposit (cost—$8,500,000)		8,500,000
Commercial paper[1]—41.09%
Asset backed-auto & truck—2.28%
FCAR Owner Trust II
0.220%, due 05/01/13	1,000,000	1,000,000
0.190%, due 06/03/13	500,000	499,913
		1,499,913
Asset backed-miscellaneous—13.67%
Cancara Asset Securitisation LLC
0.180%, due 05/13/13	1,000,000	999,940
Fairway Finance Corp.
0.170%, due 06/10/13	1,000,000	999,811
Jupiter Securitization Co. LLC
0.180%, due 07/30/13	500,000	499,775
0.260%, due 09/10/13	500,000	499,523
Liberty Street Funding LLC
0.180%, due 06/10/13	500,000	499,900
Nieuw Amsterdam Receivables Corp.
0.160%, due 05/20/13	1,000,000	999,916
Regency Markets No.1 LLC
0.180%, due 05/17/13	1,000,000	999,920

10

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Sheffield Receivables Corp.
0.210%, due 05/22/13	$1,000,000	$999,878
0.210%, due 07/08/13	500,000	499,802
Versailles Commercial Paper LLC
0.210%, due 05/03/13	1,000,000	999,988
Victory Receivables Corp.
0.200%, due 05/02/13	1,000,000	999,994
		8,998,447
Banking-non-US—10.86%
Credit Suisse
0.200%, due 05/28/13	900,000	899,865
DBS Bank Ltd.
0.220%, due 07/10/13	1,000,000	999,572
Erste Abwicklungsanstalt
0.230%, due 05/29/13	750,000	749,866
0.300%, due 06/07/13	250,000	249,923
Lloyds TSB Bank PLC
0.210%, due 06/26/13	1,000,000	999,673
Oversea-Chinese Banking Corp., Ltd.
0.180%, due 05/06/13	1,000,000	999,975
Skandinaviska Enskilda Banken AB
0.205%, due 05/31/13	250,000	249,957
0.215%, due 07/15/13	1,000,000	999,552
Westpac Securities NZ Ltd.
0.250%, due 05/20/13[2,3]	1,000,000	999,960
		7,148,343

11

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—8.20%
Bedford Row Funding Corp.
0.420%, due 12/16/13	$500,000	$498,664
Deutsche Bank Financial LLC
0.220%, due 05/30/13	1,000,000	999,823
JPMorgan Chase & Co.
0.250%, due 07/22/13	500,000	499,715
0.260%, due 07/29/13	500,000	499,679
Nordea N.A., Inc.
0.225%, due 05/10/13	1,000,000	999,944
Societe Generale N.A., Inc.
0.200%, due 05/08/13	900,000	899,965
Toronto-Dominion Holdings USA, Inc.
0.195%, due 05/17/13	1,000,000	999,913
		5,397,703
Finance-captive automotive—1.52%
Toyota Motor Credit Corp.
0.230%, due 05/22/13	1,000,000	999,866
Finance-non-captive diversified—1.52%
General Electric Capital Corp.
0.220%, due 06/07/13	1,000,000	999,774
Insurance-life—1.52%
Prudential Funding LLC
0.190%, due 05/15/13	1,000,000	999,926
Pharmaceuticals—1.52%
Sanofi-Aventis
0.155%, due 06/26/13	1,000,000	999,759
Total commercial paper (cost—$27,043,731)		27,043,731

12

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—21.46%
Repurchase agreement dated 04/30/13 with Barclays
Capital, Inc., 0.150% due 05/01/13, collateralized by
$6,130,600 US Treasury Note, 0.125% due 04/30/15;
(value—$6,120,055); proceeds: $6,000,025	$6,000,000	$6,000,000
Repurchase agreement dated 04/30/13 with Deutsche
Bank Securities, Inc., 0.140% due 05/01/13,
collateralized by $3,044,900 US Treasury Note,
0.750% due 03/31/18; (value—$3,060,031);
proceeds: $3,000,012	3,000,000	3,000,000
Repurchase agreement dated 04/30/13 with Deutsche
Bank Securities, Inc., 0.150% due 05/01/13,
collateralized by $4,058,000 Federal Home Loan
Mortgage Corp. obligations, 0.750% to 4.500%
due 07/15/13 to 11/25/14 and $969,000 Federal
National Mortgage Association obligations,
0.650% due 05/29/15; (value—$5,100,387);
proceeds: $5,000,021	5,000,000	5,000,000
Repurchase agreement dated 04/30/13 with State
Street Bank and Trust Co., 0.010% due 05/01/13,
collateralized by $121,111 Federal National Mortgage
Association obligations, 2.110% due 11/07/22;
(value—$122,446); proceeds: $120,000	120,000	120,000
Total repurchase agreements (cost—$14,120,000)		14,120,000
Total investments (cost—$65,885,071
which approximates cost for federal income
tax purposes)—100.12%		65,885,071
Liabilities in excess of other assets—(0.12)%		(81,255)
Net assets (applicable to 65,826,726 shares
of beneficial interest outstanding equivalent to
$1.00 per share)—100.00%		$65,803,816

13

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$16,221,340	$—	$16,221,340
Certificates of deposit	—	8,500,000	—	8,500,000
Commercial paper	—	27,043,731	—	27,043,731
Repurchase agreements	—	14,120,000	—	14,120,000
Total	$—	$65,885,071	$—	$65,885,071

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	76.3%
Japan	6.8
Sweden	3.4
France	3.1
Singapore	3.0
Canada	1.5
Australia	1.5
Germany	1.5
United Kingdom	1.5
Switzerland	1.4
Total	100.0%

14

UBS Cash Reserves Fund
Statement of net assets—April 30, 2013

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Rates shown are the discount rates at date of purchase.

[2] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.52% of net assets as of April 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements	15

UBS Cash Reserves Fund
Statement of operations

For the year ended April 30, 2013
Investment income:
Interest	$223,414
Expenses:
Investment advisory and administration fees	364,271
Transfer agency and related services fees	227,600
Professional fees	108,704
State registration fees	58,687
Reports and notices to shareholders	22,390
Trustees’ fees	15,337
Custody and accounting fees	9,793
Insurance fees	5,260
Other expenses	25,271
837,313
Fee waivers and/or expense reimbursements by investment advisor and administrator	(624,955)
Net expenses	212,358
Net investment income	11,056
Net realized gain	677
Net increase in net assets resulting from operations	$11,733

16	See accompanying notes to financial statements

UBS Cash Reserves Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$11,056	$33,431
Net realized gain (loss)	677	(96)
Net increase in net assets resulting from operations	11,733	33,335
Dividends to shareholders from:
Net investment income	(11,056)	(33,431)
Net decrease in net assets from beneficial interest transactions	(168,131,278)	(108,791,017)
Net decrease in net assets	(168,130,601)	(108,791,113)
Net assets:
Beginning of year	233,934,417	342,725,530
End of year	$65,803,816	$233,934,417
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	17

UBS Cash Reserves Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2013	2012	2011	2010	2009
Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.015
Dividends from net
investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Distributions from net
realized gains	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and
distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Net asset value, end
of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment
return[2]	0.01%	0.01%	0.02%	0.02%	1.49%
Ratios to average
net assets:
Expenses before fee
waivers and/or expense
reimbursements	0.76%	0.60%	0.61%	0.62%	0.58%
Expenses after fee
waivers and/or expense
reimbursements	0.19%	0.16%	0.27%	0.31%	0.53%
Net investment income	0.01%	0.01%	0.01%	0.02%	1.52%
Supplemental data:
Net assets, end of
year (000’s)	$65,804	$233,934	$342,726	$327,239	$372,754

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

18	See accompanying notes to financial statements

UBS Cash Reserves Fund
Notes to financial statements

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

19

UBS Cash Reserves Fund
Notes to financial statements

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

20

UBS Cash Reserves Fund
Notes to financial statements

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

21

UBS Cash Reserves Fund
Notes to financial statements

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2013, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $624,955 for that purpose; such amount is not subject to future recoupment. At April 30, 2013, the Fund owed UBS Global AM $14,483, net of fee waivers/expense reimbursements.

22

UBS Cash Reserves Fund
Notes to financial statements

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Fund’s investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $34,314,286. Morgan Stanley received

23

UBS Cash Reserves Fund
Notes to financial statements

compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the year ended April 30, 2013, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $119,941 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At April 30, 2013, the Fund did not have any securities on loan.

24

UBS Cash Reserves Fund
Notes to financial statements

Other liabilities and components of net assets
At April 30, 2013, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$191
Other accrued expenses*	94,327

*Excludes investment advisory and administration fees.

At April 30, 2013, the components of net assets were as follows:

Accumulated paid in capital	$65,804,071
Accumulated net realized loss	(255)
Net assets	$65,803,816

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2013	2012
Shares sold	671,653,102	2,329,247,367
Shares repurchased	(839,793,361)	(2,438,063,596)
Dividends reinvested	8,981	25,212
Net decrease in shares outstanding	(168,131,278)	(108,791,017)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2013 and April 30, 2012 was ordinary income.

25

UBS Cash Reserves Fund
Notes to financial statements

At April 30, 2013, the accumulated loss on a tax basis was accumulated capital and other losses of $64.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2013, accumulated paid in capital was decreased by $268 and accumulated net realized loss was decreased by $268. These differences are due to distributions in excess of net investment income.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2013, the Fund had a pre-enactment capital loss carryforward of $64, which will expire on April 30, 2019. This carryforward is available as a reduction, to the extent provided in the regulations, of future realized capital gains. During the current year, the Fund utilized $677 of capital loss carryforwards to offset current year net realized gains.

As of and during the year ended April 30, 2013, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2013, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Cash Reserves Fund
Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm

The Board of Trustees and Shareholders
UBS Money Series—UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the

27

UBS Cash Reserves Fund

two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

28

UBS Cash Reserves Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

UBS Cash Reserves Fund
Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

30

UBS Cash Reserves Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

31

UBS Cash Reserves Fund
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)

32

UBS Cash Reserves Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982–1995).

	Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

33

UBS Cash Reserves Fund
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Alan S. Bernikow; 72 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005

Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Trustee	Since 1998

34

UBS Cash Reserves Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).

	Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

35

UBS Cash Reserves Fund
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served
Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005

36

UBS Cash Reserves Fund
Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

	Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

37

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2005

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2007). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

38

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

39

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North America Fund Treasury (since March 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM— Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 56	Vice President	Since 1999

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

40

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 36	Vice President	Since 2009

Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

41

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark F. Kemper**; 55	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

42

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004

Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

43

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 35	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

44

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 39	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

45

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

46

UBS Cash Reserves Fund
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 29	Vice President	Since February 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††

Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

47

(This page has been left blank intentionally)

Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Preferred Funds
Annual Report
April 30, 2013

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

UBS Select Preferred Funds

June 14, 2013

Dear shareholder,

We present you with the annual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (the “Funds”), for the 12 months ended April 30, 2013.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Preferred Fund:
  0.11% on April 30, 2013, versus 0.18% as of April 30, 2012.

  UBS Select Treasury Preferred Fund:
  0.01% on April 30, 2013, unchanged from April 30, 2012.

  UBS Select Tax-Free Preferred Fund:
  0.07% on April 30, 2013, versus 0.09% as of April 30, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Preferred Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. Looking back, after the Commerce Department reported 1.3% and 3.1% gross domestic product (“GDP”) growth in the US in the second and third quarters of 2012, respectively, GDP growth was a tepid 0.4% in the fourth quarter. Decelerating growth was largely driven by weakening private inventory investment, federal government spending and exports. The economy then gained some traction during the first three months of 2013, as the housing market continued to rebound and there was some modest improvement in the labor market. According to the Commerce Department’s second estimate, first quarter 2013 GDP growth was 2.4%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as

[1] Based on the Commerce Department’s second estimate announced on April 30, 2013. Subsequent to the date of this letter, but before the report was finalized, the first quarter growth figure was revised downward to 1.8%.

2

UBS Select Preferred Funds

the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed did not change its policy stance at its January, March or May 2013 meetings.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Preferred Fund invests was 50 days when the reporting period began. Over the period, we tactically adjusted the Master Fund’s WAM. Toward the middle of the period, concerns regarding the ongoing challenges in Europe were overshadowed by the Fed’s third round of quantitative easing (“QE3”). Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund’s WAM in September 2012. We later pared back the WAM and, as of April 30, 2013, the Master Fund’s WAM was 47 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased the Master Fund’s exposure to time deposits, certificates of deposit and commercial paper. In contrast, we decreased the Master Fund’s exposure to US government and agency obligations, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Preferred Funds

  The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 46 days when the reporting period began. Over the review period, the WAM was increased and at period end, on April 30, 2013, it was 53 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements (backed by Treasuries) and reduced its exposure to direct Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 20 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 19 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.
Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. At this time, it is impossible to predict the final version of these regulations, but the SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Preferred Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund	UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund	Managing Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Global Asset Management (Americas) Inc.

5

UBS Select Preferred Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2013. The views and opinions in the letter were current as of June 14, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.69	0.14%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Preferred Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.15	0.65	0.13

UBS Select Tax-Free Preferred Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.60	0.12%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.20	0.60	0.12

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2] “Actual – Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers[1]	0.11%	0.16%	0.18%
Seven-day effective yield after fee waivers[1]	0.11	0.16	0.18
Seven-day current yield before fee waivers[1]	0.07	0.12	0.14
Seven-day effective yield before fee waivers[1]	0.07	0.12	0.14
Weighted average maturity[2]	47 days	54 days	50 days
Net assets (mm)	$7,813.1	$7,723.0	$7,996.7

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers[1]	0.01%	0.03%	0.01%
Seven-day effective yield after fee waivers[1]	0.01	0.03	0.01
Seven-day current yield before fee waivers[1]	(0.07)	(0.01)	(0.07)
Seven-day effective yield before fee waivers[1]	(0.07)	(0.01)	(0.07)
Weighted average maturity[2]	53 days	52 days	46 days
Net assets (mm)	$4,858.4	$5,037.0	$4,023.4

10

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers[1]	0.07%	0.07%	0.09%
Seven-day effective yield after fee waivers[1]	0.07	0.07	0.09
Seven-day current yield before fee waivers[1]	0.03	0.03	0.05
Seven-day effective yield before fee waivers[1]	0.03	0.03	0.05
Weighted average maturity[2]	19 days	34 days	20 days
Net assets (mm)	$206.6	$217.2	$370.8

[1] Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Preferred Funds
Statement of assets and liabilities
April 30, 2013

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund
and Tax-Free Master Fund (each a “Master Fund”), at
value (cost—$7,813,999,827; $4,858,499,078 and
$206,568,234, respectively, which approximates cost for federal
income tax purposes)	$7,813,999,827
Liabilities:
Dividends payable to shareholders	673,358
Payable to affiliate	249,990
Total liabilities	923,348
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 7,813,064,851; 4,858,347,223 and
206,547,793 outstanding, respectively	7,813,064,851
Accumulated net realized gain	11,628
Net assets	$7,813,076,479
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$4,858,499,078	$206,568,234

38,459	7,773
73,637	2,795
112,096	10,568

4,858,347,223	206,547,748
39,759	9,918
$4,858,386,982	$206,557,666
$1.00	$1.00
See accompanying notes to financial statements	13

UBS Select Preferred Funds
Statement of operations
For the year ended April 30, 2013

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master	$25,038,008
Securities lending income allocated from Master	1,876
Expenses allocated from Master	(8,615,877)
Expense waiver allocated from Master	—
Net investment income allocated from Master	16,424,007
Expenses:
Administration fees	6,836,298
Trustees’ fees	55,690
6,891,988
Less: Fee waivers by administrator	(3,445,989)
Net expenses	3,445,999
Net investment income	12,978,008
Net realized gain allocated from Master	36,276
Net increase in net assets resulting from operations	$13,014,284

14	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$7,268,385	$430,550
—	—
(5,005,406)	(264,124)
14,009	1,751
2,276,988	168,177

3,966,963	196,175
37,169	15,109
4,004,132	211,284
(2,554,934)	(125,636)
1,449,198	85,648
827,790	82,529
53,470	9,873
$881,260	$92,402

See accompanying notes to financial statements	15

UBS Select Prime Preferred Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$12,978,008	$18,654,067
Net realized gain	36,276	270,021
Net increase in net assets resulting from operations	13,014,284	18,924,088
Dividends and distributions to shareholders from:
Net investment income	(12,978,008)	(18,654,067)
Net realized gains	(136,851)	(197,538)
Total dividends and distributions to shareholders	(13,114,859)	(18,851,605)
Net decrease in net assets from beneficial interest transactions	(183,543,484)	(9,190,263,610)
Net decrease in net assets	(183,644,059)	(9,190,191,127)
Net assets:
Beginning of year	7,996,720,538	17,186,911,665
End of year	$7,813,076,479	$7,996,720,538
Accumulated undistributed net investment income	$—	$—

16	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$827,790	$409,083
Net realized gain	53,470	1,100
Net increase in net assets resulting from operations	881,260	410,183
Dividends and distributions to shareholders from:
Net investment income	(827,790)	(409,083)
Net realized gains	(13,944)	(12,516)
Total dividends and distributions to shareholders	(841,734)	(421,599)
Net increase in net assets from beneficial interest transactions	834,907,447	1,379,957,889
Net increase in net assets	834,946,973	1,379,946,473
Net assets:
Beginning of year	4,023,440,009	2,643,493,536
End of year	$4,858,386,982	$4,023,440,009
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	17

UBS Select Tax-Free Preferred Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$82,529	$138,685
Net realized gain	9,873	18,580
Net increase in net assets resulting from operations	92,402	157,265
Dividends and distributions to shareholders from:
Net investment income	(82,529)	(138,685)
Net realized gains	(15,242)	(5,019)
Total dividends and distributions to shareholders	(97,771)	(143,704)
Net decrease in net assets from beneficial interest transactions	(164,283,494)	(67,430,180)
Net decrease in net assets	(164,288,863)	(67,416,619)
Net assets:
Beginning of year	370,846,529	438,263,148
End of year	$206,557,666	$370,846,529
Accumulated undistributed net investment income	$—	$—

18	See accompanying notes to financial statements

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19

UBS Select Prime Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Year ended April 30, 2013
Net asset value, beginning of year	$1.00
Net investment income	0.002
Dividends from net investment income	(0.002)
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.002)
Net asset value, end of year	$1.00
Total investment return[2]	0.15%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%
Expenses after fee waivers[3]	0.14%
Net investment income[3]	0.15%
Supplemental data:
Net assets, end of year (000’s)	$7,813,076

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.

20	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00
0.002	0.002	0.002	0.020
(0.002)	(0.002)	(0.002)	(0.020)
(0.000)[1]	(0.000)[1]	(0.000)[1]	—
(0.002)	(0.002)	(0.002)	(0.020)
$1.00	$1.00	$1.00	$1.00
0.17%	0.21%	0.23%	1.99%

0.18%	0.18%	0.18%	0.19%
0.13%	0.10%	0.12%	0.15%
0.16%	0.21%	0.20%	1.64%

$7,996,721	$17,186,912	$9,898,666	$3,638,214

21

UBS Select Treasury Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Year ended April 30, 2013
Net asset value, beginning of year	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of year	$1.00
Total investment return[2]	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%
Expenses after fee waivers[3]	0.13%
Net investment income[3]	0.02%
Supplemental data:
Net assets, end of year (000’s)	$4,858,387

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.

22	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.001	0.001	0.009
(0.000)[1]	(0.001)	(0.001)	(0.009)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.001)	(0.001)	(0.009)
$1.00	$1.00	$1.00	$1.00
0.01%	0.05%	0.07%	0.91%

0.18%	0.18%	0.19%	0.20%
0.07%	0.14%	0.15%	0.16%
0.01%	0.05%	0.07%	0.67%

$4,023,440	$2,643,494	$2,322,206	$2,838,489

23

UBS Select Tax-Free Preferred Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Year ended April 30, 2013
Net asset value, beginning of year	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of year	$1.00
Total investment return[2]	0.04%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%
Expenses after fee waivers[3]	0.13%
Net investment income[3]	0.03%
Supplemental data:
Net assets, end of year (000’s)	$206,558

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.

24	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.001	0.001	0.010
(0.000)[1]	(0.001)	(0.001)	(0.010)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.001)	(0.001)	(0.010)
$1.00	$1.00	$1.00	$1.00
0.03%	0.14%	0.14%	1.31%

0.18%	0.18%	0.20%	0.22%
0.13%	0.14%	0.15%	0.13%
0.03%	0.14%	0.13%	1.32%

$370,847	$438,263	$576,206	$260,566

25

UBS Select Preferred Funds
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Institutional Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (40.83% for Prime Preferred Fund, 39.74% for Treasury Preferred Fund and 13.27% for Tax-Free Preferred Fund at April 30, 2013). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

26

UBS Select Preferred Funds
Notes to financial statements

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

27

UBS Select Preferred Funds
Notes to financial statements

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2013, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $523,502, $310,165, and $13,518, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $11,761, $7,767 and $3,213 for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

28

UBS Select Preferred Funds
Notes to financial statements

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2013. At April 30, 2013, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $261,751, $155,082 and $6,759 for fee waivers. For the year ended April 30, 2013 UBS Global AM was contractually obligated to waive $3,445,989, $2,002,090 and $105,644 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2013, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $73,679 and $751, under this additional fee waiver arrangement. For the year ended April 30, 2013, UBS Global AM voluntarily waived an additional $552,844 and $19,992 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Preferred Fund	2013	2012
Shares sold	101,688,510,413	106,581,093,550
Shares repurchased	(101,880,103,736)	(115,783,797,877)
Dividends reinvested	8,049,839	12,440,717
Net decrease in shares outstanding	(183,543,484)	(9,190,263,610)

	For the years ended April 30,
Treasury Preferred Fund	2013	2012
Shares sold	28,256,235,533	24,101,514,276
Shares repurchased	(27,422,065,491)	(22,721,917,234)
Dividends reinvested	737,405	360,847
Net increase in shares outstanding	834,907,447	1,379,957,889

29

UBS Select Preferred Funds
Notes to financial statements

	For the years ended April 30,
Tax-Free Preferred Fund	2013	2012
Shares sold	181,364,235	386,215,581
Shares repurchased	(345,757,809)	(453,810,530)
Dividends reinvested	110,080	164,769
Net decrease in shares outstanding	(164,283,494)	(67,430,180)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal years ended April 30, 2013 and April 30, 2012, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal years ended April 30, 2013 and April 30, 2012, was 84.41% and 96.51% tax-exempt income, 0.58% and 0.88% ordinary income, and 15.01% and 2.61% long-term capital gain, respectively.

At April 30, 2013, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $684,986 for Prime Preferred Fund, (2) undistributed ordinary income of $78,218 for Treasury Preferred Fund, and (3) undistributed tax exempt income of $7,818, and undistributed long-term capital gains of $9,873 for Tax-Free Preferred Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires

30

UBS Select Preferred Funds
Notes to financial statements

that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2013, none of the Funds had capital loss carryforwards.

As of and during the year ended April 30, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

31

UBS Select Preferred Funds
Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund and
UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

32

UBS Select Preferred Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

33

UBS Select Preferred Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

UBS Select Preferred Funds
General information (unaudited)

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2012 as short-term capital gain dividends.

Treasury Preferred Fund hereby designates 98.34% and 1.66% of the ordinary income dividends paid during the fiscal year ended April 30, 2013 as interest related dividends and qualified short-term gain dividends, respectively.

35

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—17.77%
Federal Home Loan Bank
0.160%, due 05/01/13[1]	$100,000,000	$99,993,087
0.180%, due 05/01/13[1]	150,000,000	149,997,681
0.180%, due 05/01/13[1]	150,000,000	149,997,317
0.180%, due 05/01/13[1]	150,000,000	149,996,856
0.100%, due 11/19/13[2]	50,000,000	49,971,945
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[1]	265,000,000	264,998,529
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,179,190
1.125%, due 06/15/13	600,000,000	600,686,110
0.375%, due 07/31/13	213,000,000	213,099,664
3.125%, due 08/31/13	228,900,000	231,129,107
0.500%, due 10/15/13	177,000,000	177,272,967
2.750%, due 10/31/13	250,000,000	253,218,356
2.000%, due 11/30/13	200,000,000	202,085,978
1.250%, due 02/15/14	250,000,000	252,113,781
4.000%, due 02/15/14	200,000,000	206,067,717
Total US government and agency obligations (cost—$3,400,808,285)		3,400,808,285
Time deposits—3.81%
Banking-non-US—3.81%
Credit Agricole Corporate & Investment Bank
0.170%, due 05/01/13	200,000,000	200,000,000
Natixis
0.170%, due 05/01/13	280,000,000	280,000,000
Societe Generale
0.160%, due 05/01/13	249,000,000	249,000,000
Total time deposits (cost—$729,000,000)		729,000,000

36

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—29.51%
Banking-non-US—29.51%
Bank of Nova Scotia
0.269%, due 05/20/13[1]	$232,000,000	$232,000,000
0.336%, due 07/30/13[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	205,000,000	205,000,000
BNP Paribas SA
0.250%, due 05/07/13	350,000,000	350,000,000
Canadian Imperial Bank of Commerce
0.290%, due 05/10/13[1]	181,000,000	181,000,000
Credit Industriel et Commercial
0.300%, due 06/03/13	200,000,000	200,000,000
0.300%, due 06/04/13	150,000,000	150,000,000
0.250%, due 07/12/13	200,000,000	200,000,000
Credit Suisse
0.230%, due 06/11/13	200,000,000	200,000,000
DNB Bank ASA
0.280%, due 07/08/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/15/13	125,000,000	125,000,000
Mizuho Corporate Bank Ltd.
0.130%, due 05/01/13	200,000,000	200,000,000
0.230%, due 06/03/13	100,000,000	100,000,000
Natixis
0.250%, due 05/01/13	249,000,000	249,000,000
Nordea Bank Finland
0.300%, due 06/17/13	194,000,000	194,000,000
0.250%, due 09/25/13	100,000,000	100,000,000
Norinchukin Bank Ltd.
0.150%, due 05/02/13	500,000,000	500,000,000

37

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
0.320%, due 05/28/13	$40,000,000	$39,990,415
0.320%, due 05/31/13	85,000,000	84,977,369
0.265%, due 09/06/13	60,000,000	59,943,541
0.250%, due 09/19/13	100,000,000	100,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[1]	190,000,000	190,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	56,000,000	56,000,000
0.342%, due 05/10/13[1]	64,000,000	64,000,000
0.326%, due 07/30/13[1]	30,000,000	30,000,000
Societe Generale
0.250%, due 05/01/13	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 06/06/13	150,000,000	150,000,000
0.230%, due 06/07/13	275,000,000	275,000,000
Swedbank AB
0.130%, due 05/02/13	500,000,000	500,000,000
Toronto-Dominion Bank
0.289%, due 05/15/13[1]	175,000,000	175,000,000
Total certificates of deposit (cost—$5,647,911,325)		5,647,911,325
Commercial paper[2]—35.96%
Asset backed-miscellaneous—10.44%
Atlantic Asset Securitization LLC
0.320%, due 05/10/13[1]	250,000,000	250,000,000
0.318%, due 05/28/13[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.330%, due 05/17/13[1]	250,000,000	249,993,350
0.250%, due 07/02/13[1]	200,000,000	200,000,000

38

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.230%, due 05/15/13	$25,000,000	$24,997,764
0.230%, due 05/29/13	90,000,000	89,983,900
0.220%, due 06/06/13	62,000,000	61,986,360
0.220%, due 06/14/13	140,000,000	139,962,356
Chariot Funding LLC
0.270%, due 09/10/13	50,000,000	49,950,500
LMA Americas LLC
0.210%, due 05/06/13	29,100,000	29,099,151
0.210%, due 05/13/13	30,000,000	29,997,900
0.210%, due 05/21/13	235,000,000	234,972,583
Market Street Funding LLC
0.200%, due 06/12/13	128,077,000	128,047,116
Old Line Funding LLC
0.210%, due 06/18/13	107,000,000	106,970,040
Regency Markets No. 1 LLC
0.170%, due 05/03/13	103,000,000	102,999,027
Sheffield Receivables Corp.
0.220%, due 05/16/13	50,000,000	49,995,417
		1,998,955,464
Banking-non-US—15.97%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	112,000,000	112,000,000
Banque et Caisse d’Epargne de l’Etat
0.190%, due 05/17/13	45,000,000	44,996,200
0.250%, due 07/08/13	50,000,000	49,976,389
0.260%, due 07/31/13	55,000,000	54,963,853
Barclays Bank PLC
0.500%, due 05/01/13[1,4]	400,000,000	400,000,000

39

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
DBS Bank Ltd.
0.250%, due 09/16/13	$59,220,000	$59,163,248
Erste Abwicklungsanstalt
0.200%, due 05/02/13	25,000,000	24,999,861
0.235%, due 05/24/13	50,000,000	49,992,493
0.260%, due 05/24/13	50,000,000	49,991,695
0.210%, due 06/26/13	80,000,000	79,973,867
0.330%, due 06/26/13	25,000,000	24,987,167
0.220%, due 07/29/13	100,000,000	99,945,611
0.270%, due 08/07/13	25,000,000	24,981,625
0.240%, due 09/23/13	97,000,000	96,906,233
Lloyds TSB Bank PLC
0.220%, due 06/07/13	100,000,000	99,977,389
0.210%, due 06/26/13	271,000,000	270,911,473
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/17/13	47,000,000	46,994,987
0.210%, due 07/16/13	200,000,000	199,911,333
Mizuho Funding LLC
0.230%, due 07/01/13	202,000,000	201,921,276
Nederlandse Waterschapsbank NV
0.210%, due 06/26/13	100,000,000	99,967,333
0.210%, due 06/27/13	100,000,000	99,966,750
0.220%, due 06/28/13	50,000,000	49,982,278
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 05/10/13	70,000,000	69,996,500
0.200%, due 05/30/13	100,000,000	99,983,889
0.200%, due 05/31/13	100,000,000	99,983,333
Skandinaviska Enskilda Banken AB
0.350%, due 06/10/13	158,500,000	158,438,361
Sumitomo Mitsui Banking Corp.
0.230%, due 06/13/13	175,000,000	174,951,924

40

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.290%, due 05/08/13[1,3]	$50,000,000	$50,000,000
Westpac Securities NZ Ltd.
0.364%, due 07/02/13[1,3]	100,000,000	100,000,000
0.346%, due 07/30/13[1,3]	60,000,000	60,000,000
		3,055,865,068
Banking-US—7.27%
ABN Amro Funding USA LLC
0.240%, due 06/10/13	133,000,000	132,964,533
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,719,475
0.400%, due 01/27/14	42,000,000	41,873,533
Deutsche Bank Financial LLC
0.440%, due 06/10/13	96,500,000	96,452,822
DnB NOR Bank ASA
0.260%, due 08/07/13	200,000,000	199,858,444
JPMorgan Chase & Co.
0.260%, due 07/29/13	153,000,000	152,901,655
Natixis US Finance Co. LLC
0.170%, due 05/06/13	250,000,000	249,994,097
Northern Pines Funding LLC
0.500%, due 07/01/13	150,000,000	149,872,917
0.370%, due 09/30/13	200,000,000	199,687,555
Svenska Handelsbanken Inc.
0.260%, due 08/01/13	64,000,000	63,957,476
		1,392,282,507
Energy-integrated—0.71%
Sinopec Century Bright Capital Investment Ltd.
0.260%, due 05/10/13	50,000,000	49,996,750
0.260%, due 05/14/13	35,000,000	34,996,714
0.350%, due 07/19/13	50,000,000	49,961,597
		134,955,061

41

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-non-captive diversified—1.57%
General Electric Capital Corp.
0.220%, due 06/07/13	$300,000,000	$299,932,167
Total commercial paper (cost—$6,881,990,267)		6,881,990,267
Short-term corporate obligations—2.57%
Banking-non-US—1.91%
National Australia Bank Ltd.
1.040%, due 06/11/13[1,3]	175,000,000	175,772,400
Svenska Handelsbanken
0.288%, due 05/28/13[1,3]	190,000,000	190,000,000
		365,772,400
Banking-US—0.66%
Wells Fargo Bank N.A.
0.354%, due 06/24/13[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$490,772,400)		490,772,400
Repurchase agreements—10.32%
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.080% due 05/06/13,
collateralized by $253,374,100 US Treasury
Notes, 0.875% to 1.000% due 01/31/17 to
09/30/19; (value—$255,000,082);
proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.100% due 05/06/13,
collateralized by $65,228,219 Federal Home
Loan Mortgage Corp. obligations, 2.793%
due 04/01/42 and $206,509,158 Federal
National Mortgage Association obligations,
3.000% to 4.500% due 07/01/27 to
01/01/43; (value—$255,000,000);
proceeds: $250,004,861	250,000,000	250,000,000

42

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $37,334,900
US Treasury Bonds, 4.625% due 02/15/40;
(value—$51,000,012); proceeds: $50,000,194	$50,000,000	$50,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp. 0.140% due
05/01/13, collateralized by $192,915,000
Federal Home Loan Mortgage Corp.
obligations, 1.000% to 5.250%
due 02/25/14 to 02/15/18;
(value—$204,000,738);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.140% due
05/01/13, collateralized by $127,009,512
US Treasury Notes, 0.500% to 0.750% due
05/31/13 to 10/31/17; (value—$127,500,001);
proceeds: $125,000,486	125,000,000	125,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.150% due
05/01/13, collateralized by $63,043,000 Federal
Home Loan Bank obligations, zero coupon due
10/23/13 and $88,895,000 Federal Home
Loan Mortgage Corp. obligations, 1.000%
due 08/20/14; (value—$153,000,105);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.140% due 05/01/13,
collateralized by $101,873,000 Federal
Home Loan Mortgage Corp. obligations,
0.320% to 0.600% due 12/03/14 to
10/25/16; (value—$102,000,963);
proceeds: $100,000,389	100,000,000	100,000,000

43

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.650% due 07/23/13, collateralized by
$26,926,985,657 various asset-backed
convertible bonds, zero coupon to
48.904% due 08/07/13 to 11/23/52;
(value—$481,500,166); proceeds:
$450,730,500 [1,4]	$450,000,000	$450,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010% due
05/01/13, collateralized by $460,000 Federal
National Mortgage Association obligations,
2.200% due 10/17/22; (value—$461,823);
proceeds: $448,000	448,000	448,000
Repurchase agreement dated 04/30/13
with The Toronto-Dominion Bank,
0.150% due 05/01/13, collateralized by
$147,999,277 Federal National Mortgage
Association obligations, 4.000% due
05/01/42; (value—$153,000,000);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.170% due
05/01/13, collateralized by $26,083,833
Federal Home Loan Mortgage Corp.
obligations, 2.500% to 6.000% due 12/01/27
to 10/01/42 and $267,952,794 Federal
National Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
04/01/43; (value—$255,000,000);
proceeds: $250,001,181	250,000,000	250,000,000
Total repurchase agreements (cost—$1,975,448,000)		1,975,448,000
Total investments (cost—$19,125,930,277
which approximates cost for federal
income tax purposes)—99.94%		19,125,930,277
Other assets in excess of liabilities—0.06%		11,678,895
Net assets—100.00%		$19,137,609,172

44

Prime Master Fund
Statement of net assets—April 30, 2013

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2013. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the year ended 04/30/13	Sales during the year ended 04/30/13	Value at 04/30/13	Net income earned from affiliate for the year ended 04/30/13
UBS Private Money
Market Fund LLC	$—	$500,175,000	$500,175,000	$—	$1,906

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,400,808,285	$—	$3,400,808,285
Time deposits	—	729,000,000	—	729,000,000
Certificates of
deposit	—	5,647,911,325	—	5,647,911,325
Commercial paper	—	6,881,990,267	—	6,881,990,267
Short-term
corporate
obligations	—	490,772,400	—	490,772,400
Repurchase
agreements	—	1,975,448,000	—	1,975,448,000
Total	$—	$19,125,930,277	$—	$19,125,930,277

At April 30, 2013, there were no transfers between Level 1 and Level 2.

45

Prime Master Fund
Statement of net assets—April 30, 2013

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	48.1%
Japan	11.4
France	10.6
Canada	4.6
Sweden	4.5
United Kingdom	4.0
Singapore	3.2
Australia	2.6
Germany	2.4
Netherlands	2.3
Finland	1.5
Cayman Islands	1.3
Norway	1.0
Switzerland	1.0
Luxembourg	0.8
China	0.7
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.31% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4] Illiquid securities representing 4.44% of net assets as of April 30, 2013.

46	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government obligations—44.38%
US Treasury Bills
0.050%, due 05/09/13[1]	$250,000,000	$249,996,917
0.056%, due 05/09/13[1]	250,000,000	249,997,222
0.120%, due 05/23/13[1]	250,000,000	249,981,667
0.120%, due 05/30/13[1]	150,000,000	149,985,500
0.115%, due 08/15/13[1]	200,000,000	199,932,278
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,178,384
3.625%, due 05/15/13	150,000,000	150,205,540
1.125%, due 06/15/13	717,500,000	718,322,421
0.375%, due 06/30/13	183,000,000	183,078,323
1.000%, due 07/15/13	118,000,000	118,210,007
0.375%, due 07/31/13	89,000,000	89,046,677
3.375%, due 07/31/13	219,000,000	220,748,254
0.750%, due 08/15/13	150,000,000	150,242,714
3.125%, due 08/31/13	284,000,000	286,807,699
2.750%, due 10/31/13	490,100,000	496,451,296
0.500%, due 11/15/13	125,000,000	125,197,864
0.250%, due 11/30/13	365,000,000	365,278,920
2.000%, due 11/30/13	520,000,000	525,509,303
0.750%, due 12/15/13	189,500,000	190,207,912
1.250%, due 02/15/14	125,000,000	126,066,093
4.000%, due 02/15/14	175,000,000	180,329,619
Total US government obligations (cost—$5,425,774,610)		5,425,774,610
Repurchase agreements—55.47%
Repurchase agreement dated 04/30/13 with
Bank of America Securities,
0.120% due 05/07/13, collateralized
by $834,996,400 US Treasury Notes,
0.125% to 2.375% due 06/15/13 to
09/30/16 and $191,845,200 US Treasury
Bond Principal Strips, zero coupon due
11/15/21; (value—$1,020,000,095);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000

47

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $357,086,400
US Treasury Bills, zero coupon due 08/15/13 to
09/12/13 and $37,334,900 US Treasury Bond,
4.625% due 02/15/40;
(value—$408,000,035);
proceeds: $400,001,556	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/13 with
Barclays Capital, Inc., 0.080% due 05/02/13,
collateralized by $400,045,400 US Treasury
Notes, 0.750% to 4.875% due 06/30/16 to
10/31/17, $171,317,700 US Treasury Bonds
Principal Strips, zero coupon due 08/15/26
to 11/15/41 and $708,679,614 US Treasury
Bond Strips, zero coupon due 05/15/23
to 02/15/43; (value—$1,020,000,024);
proceeds: $1,000,015,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/13 with
Barclays Capital, Inc.,
0.150% due 05/01/13, collateralized
by $158,420,200 US Treasury Bonds,
3.000% due 05/15/42 and $507,500
US Treasury Notes,0.125% due 04/30/15;
(value—$165,240,016);
proceeds: $162,000,675	162,000,000	162,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.100% due 05/07/13, collateralized by
$87,487,000 US Treasury Bills, zero coupon
due 05/02/13 to 04/03/14, $383,882,800
US Treasury Bonds, 6.125%
due 08/15/29 and $332,500,015
US Treasury Notes, 0.125% to
4.750% due 05/15/13 to 02/15/23;
(value—$1,020,022,880);
proceeds: $1,000,019,444	1,000,000,000	1,000,000,000

48

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.130% due 05/01/13, collateralized by
$628,045,100 US Treasury Notes, 0.625%
to 2.125% due 11/30/17 to 08/15/21;
(value—$647,700,040);
proceeds: $635,002,293	$635,000,000	$635,000,000
Repurchase agreement dated 04/24/13 with
Deutsche Bank Securities, Inc.,
0.060% due 05/01/13, collateralized by
$5,800,007 US Treasury Bonds,3.875%
to 4.750% due 02/15/37 to 08/15/40,
$244,867,792 US Treasury Notes, 0.250%
to 4.250% due 12/15/13 to 12/31/16,
$70,948,600 US Treasury Bond Principal
Strips, zero coupon due 08/15/27 and
$340,968,203 US Treasury Bond Strips,
zero coupon due 02/15/24 to 05/15/37;
(value—$510,000,000);
proceeds; $500,005,833	500,000,000	500,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc.,
0.140% due 05/01/13, collateralized by
$517,653,100 US Treasury Bonds, 2.750%
to 3.125% due 11/15/41 to 11/15/42 and
$336,487,900 US Treasury Notes, 0.250%
to 2.000% due 02/28/15 to 02/15/22;
(value—$875,364,161);
proceeds; $858,203,337	858,200,000	858,200,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co.,
0.070% due 05/07/13, collateralized by
$585,295,900 US Treasury Inflation Index
Notes, 1.250% to 2.500% due 07/15/16
to 07/15/20; (value—$765,000,058);
proceeds: $750,010,208	750,000,000	750,000,000

49

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.080% due
05/01/13, collateralized by $303,711,100
US Treasury Inflation Index Notes, 1.125%
to 1.875% due 07/15/13 to 01/15/21;
(value—$382,500,064);
proceeds: $375,000,833	$375,000,000	$375,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010%
due 05/01/13, collateralized by $885,000
US Treasury Note, 0.875% due 11/30/16;
(value—$902,870); proceeds: $883,000	883,000	883,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.140%
due 05/01/13, collateralized by
$98,299,700 US Treasury Notes,
0.875% to 4.750% due 05/15/14 to
01/31/17; (value—$102,000,051);
proceeds: $100,000,389	100,000,000	100,000,000
Total repurchase agreements (cost—$6,781,083,000)		6,781,083,000
Total investments (cost—$12,206,857,610
which approximates cost for federal
income tax purposes)—99.85%		12,206,857,610
Other assets in excess of liabilities—0.15%		18,692,698
Net assets—100.00%		$12,225,550,308

50

Treasury Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$5,425,774,610	$—	$5,425,774,610
Repurchase
agreements	—	6,781,083,000	—	6,781,083,000
Total	$—	$12,206,857,610	$—	$12,206,857,610

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	51

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—81.20%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.250%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.250%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts,
Series 9W),
0.250%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.76%
California State Revenue Anticipation Notes,
Series A-2,
2.500%, due 06/20/13	16,000,000	16,045,209
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.210%, VRD	9,400,000	9,400,000
San Diego County Certificates of Participation
(San Diego Foundation),
0.210%, VRD	2,000,000	2,000,000
		27,445,209

52

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—1.64%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	$11,940,000	$11,940,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.180%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.180%, VRD	3,160,000	3,160,000
Series A2,
0.180%, VRD	6,670,000	6,670,000
Series A3,
0.180%, VRD	1,700,000	1,700,000
		25,490,000
Connecticut—1.01%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,675,000	10,675,000
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,080,802
		15,755,802
District of Columbia—1.06%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.230%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,074,356
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.200%, VRD	2,500,000	2,500,000
		16,574,356

53

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—3.76%
Gainesville Utilities System Revenue, Series A,
0.210%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.200%, VRD	22,575,000	22,575,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.190%, VRD	14,200,000	14,200,000
Orange County School Board Certificates of
Participation, Series E,
0.200%, VRD	6,200,000	6,200,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.190%, VRD	13,000,000	13,000,000
		58,455,000
Georgia—2.32%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,642,236
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.260%, VRD[1,2]	4,750,000	4,750,000
Private Colleges & Universities Authority Revenue
(Emory University), Series B-1,
0.230%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority
Revenue Refunding (Mercer University), Series C,
0.240%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold),
Series B,
0.250%, VRD	3,150,000	3,150,000
		36,137,236

54

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.51%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	$8,000,000	$8,022,827
Illinois—9.12%
Chicago Board of Education Refunding
(Dedicated Revenue),
Series A-1,
0.220%, VRD	6,200,000	6,200,000
Series A-2,
0.210%, VRD	5,565,000	5,565,000
Chicago (Neighborhoods Alive 21),
Series B,
0.170%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	15,300,000	15,300,000
Chicago Sales Tax Revenue Refunding,
0.210%, VRD	32,755,000	32,755,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.200%, VRD	3,100,000	3,100,000
Subseries 2000-2,
0.200%, VRD	6,850,000	6,850,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.210%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Conevant), Series A,
0.220%, VRD	15,000,000	15,000,000

55

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.170%, VRD	$7,500,000	$7,500,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.190%, VRD	4,260,000	4,260,000
		141,870,000
Indiana—4.65%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.170%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.170%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.220%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.220%, VRD	2,150,000	2,150,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.210%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,440,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.190%, VRD	$2,595,000	$2,595,000
Kentucky—2.86%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.180%, VRD	8,225,000	8,225,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.180%, VRD	2,720,000	2,720,000
Series B,
0.180%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.180%, VRD	21,790,000	21,790,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.180%, VRD	6,140,000	6,140,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.240%, VRD	3,505,000	3,505,000
		44,595,000
Maryland—1.23%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	11,515,000	11,515,000
Series A-7,
0.260%, VRD	2,950,000	2,950,000
Series A-9,
0.250%, VRD	4,650,000	4,650,000
		19,115,000

57

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.86%
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	$3,321,000	$3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.220%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.180%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.180%, VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.260%, VRD	24,500,000	24,500,000
		44,481,000
Michigan—1.82%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.180%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,315,088
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.220%, VRD	5,320,000	5,320,000
University of Michigan, Series D-1,
0.120%, VRD	10,800,000	10,800,000
		28,335,088

58

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—1.23%
Minnesota State General Obligation Refunding,
Series F,
4.000%, due 08/01/13	$7,900,000	$7,975,831
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	5,920,320
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.200%, VRD	5,200,000	5,200,000
		19,096,151
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.180%, VRD	14,000,000	14,000,000
Series E,
0.200%, VRD	7,300,000	7,300,000
Series G,
0.170%, VRD	4,000,000	4,000,000
Series I,
0.170%, VRD	1,000,000	1,000,000
Series K,
0.180%, VRD	3,000,000	3,000,000
Series L,
0.180%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.56%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.220%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.190%, VRD	3,985,000	3,985,000

59

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.170%, VRD	$13,100,000	$13,100,000
Series D,
0.170%, VRD	4,000,000	4,000,000
		24,285,000
Nebraska—0.61%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.190%, VRD	9,430,000	9,430,000
Nevada—1.42%
City of Las Vegas, Series C,
0.210%, VRD	22,100,000	22,100,000
New York—7.64%
Long Island Power Authority, Series C,
0.230%, VRD	4,700,000	4,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-3,
0.160%, VRD	4,000,000	4,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.210%, VRD	14,000,000	14,000,000
New York City Housing Development Corp.
Multi-Family Revenue (The Crest), Series A,
0.240%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A,
(FNMA Insured),
0.200%, VRD	6,000,000	6,000,000

60

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General),
Series DD-2,
0.180%, VRD	$3,900,000	$3,900,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1,
0.190%, VRD	15,000,000	15,000,000
Series BB-5,
0.180%, VRD	11,700,000	11,700,000
New York City,
Subseries L-4,
0.180%, VRD	14,400,000	14,400,000
Subseries L-6,
0.180%, VRD	12,040,000	12,040,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.210%, VRD	3,500,000	3,500,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.210%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.200%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.210%, VRD	4,130,000	4,130,000
		118,870,000
North Carolina—5.48%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare), Series H,
0.160%, VRD	10,000,000	10,000,000

61

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.200%, VRD	$12,760,000	$12,760,000
Series C,
0.230%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.230%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.210%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.250%, VRD	5,425,000	5,425,000
Union County General Obligation Bonds, Series A,
0.200%, VRD	8,200,000	8,200,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.210%, VRD	14,695,000	14,695,000
		85,240,000
Ohio—0.45%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.240%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.200%, VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.240%, VRD[1,2]	2,845,000	2,845,000
		7,050,000
Oregon—1.54%
Oregon Health & Science University Revenue,
Series C,
0.190%, VRD	2,000,000	2,000,000

62

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon State, General Obligation, Ltd. Notes,
Series A,
2.000%, due 06/28/13	$21,500,000	$21,561,511
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.230%, VRD	400,000	400,000
		23,961,511
Pennsylvania—6.68%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.170%, VRD	15,800,000	15,800,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.200%, VRD	13,330,000	13,330,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.220%, VRD	9,000,000	9,000,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.230%, VRD	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University),
Second Series,
0.210%, VRD	7,725,000	7,725,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.220%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.200%, VRD	18,300,000	18,300,000

63

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Saint Mary Hospital Authority Health System
Revenue (Catholic East), Series B,
0.200%, VRD	$10,000,000	$10,000,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,018,213
Washington County Authority Refunding
(University of Pennsylvania),
0.190%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project), Series A,
0.230%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.230%, VRD	5,265,000	5,265,000
		104,013,213
South Carolina—0.53%
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.220%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.240%, VRD	3,150,000	3,150,000
		8,195,000
Tennessee—0.30%
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.250%, VRD	4,635,000	4,635,000

64

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—8.44%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.210%, VRD[1,2]	$7,750,000	$7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,042,803
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.170%, VRD	400,000	400,000
Subseries C-2,
0.170%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development
Corp. Revenue Refunding (Methodist
Hospital Systems),
Series A-1,
0.170%, VRD	12,325,000	12,325,000
Series A-2,
0.170%, VRD	17,740,000	17,740,000
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.220%, VRD	4,890,000	4,890,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.210%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	10,600,000	10,600,000
Texas (JP Morgan PUTTERs, Series 3238),
0.240%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.220%, VRD[1,2]	6,670,000	6,670,000

65

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State Mobility, Series B,
0.250%, VRD	$6,870,000	$6,870,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.240%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	30,000,000	30,226,154
		131,308,957
Utah—2.64%
Murray City Utah, Hospital Revenue (IHC Health
Services, Inc.), Series D,
0.170%, VRD	34,400,000	34,400,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.200%, VRD	2,535,000	2,535,000
Subseries B,
0.180%, VRD	4,215,000	4,215,000
		41,150,000
Vermont—0.49%
Winooski Special Obligation Refunding, Series A,
0.170%, VRD	7,585,000	7,585,000
Virginia—1.00%
Albermarle County Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital), Series A,
0.200%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
		15,550,000

66

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—3.06%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.240%, VRD[1,2]	$4,995,000	$4,995,000
King County Sewer Revenue (Junior Lien),
Series A,
0.230%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170)
(AGM Insured),
0.220%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.180%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority
(Multicare Health Systems), Series D,
0.170%, VRD	15,395,000	15,395,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,695,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.170%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,263,721,350)		1,263,721,350
67

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—18.66%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.64%
Yale University,
0.190%, due 06/12/13	10,000,000	10,000,000
Illinois—1.23%
Illinois Educational Facilities Authority Revenue,
0.160%, due 06/06/13	19,168,000	19,168,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.410%, due 05/09/13	20,000,000	20,000,000
Maryland—3.37%
Johns Hopkins University,
0.120%, due 05/03/13	10,000,000	10,000,000
0.120%, due 05/06/13	8,929,000	8,929,000
0.140%, due 05/20/13	7,998,000	7,998,000
0.140%, due 05/21/13	5,500,000	5,500,000
Montgomery County,
0.150%, due 05/15/13	20,000,000	20,000,000
		52,427,000
Minnesota—2.63%
Mayo Clinic,
0.170%, due 05/02/13	10,000,000	10,000,000
0.160%, due 06/17/13	20,000,000	20,000,000
University of Minnesota Regents,
0.150%, due 05/16/13	11,000,000	11,000,000
		41,000,000

68

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.87%
University of Missouri,
0.140%, due 05/03/13	$11,000,000	$11,000,000
0.150%, due 05/03/13	3,105,000	3,105,000
0.140%, due 05/20/13	15,000,000	15,000,000
		29,105,000
Tennessee—0.51%
Vanderbilt University,
0.230%, due 09/03/13	8,000,000	8,000,000
Texas—3.27%
University of Texas,
0.150%, due 06/11/13	10,000,000	10,000,000
0.150%, due 08/01/13	18,000,000	18,000,000
0.150%, due 08/05/13	10,000,000	10,000,000
0.150%, due 08/06/13	12,896,000	12,896,000
		50,896,000
Virginia—2.53%
University of Virginia,
0.140%, due 05/02/13	16,629,000	16,629,000
0.140%, due 05/13/13	7,000,000	7,000,000
0.140%, due 06/06/13	8,000,000	8,000,000
0.150%, due 06/10/13	7,735,000	7,735,000
		39,364,000
Washington—0.64%
University of Washington,
0.140%, due 05/03/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$290,460,000)		290,460,000
Total investments (cost—$1,554,181,350
which approximates cost for federal income
tax purposes)—99.86%		1,554,181,350
Other assets in excess of liabilities—0.14%		2,144,481
Net assets—100.00%		$1,556,325,831

69

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,263,721,350	$—	$1,263,721,350
Tax-exempt
commercial paper	—	290,460,000	—	290,460,000
Total	$—	$1,554,181,350	$—	$1,554,181,350

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.19% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2013 and reset periodically.

70	See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

73

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	47 days	54 days	50 days
Net assets (bln)	$19.1	$18.6	$15.7

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Commercial paper	36.0%	42.6%	35.4%
Certificates of deposit	29.5	22.8	28.0
US government and agency obligations	17.8	21.2	19.6
Repurchase agreements	10.3	6.9	12.1
Time deposits	3.8	5.8	1.9
Short-term corporate obligations	2.5	0.7	3.0
Other assets less liabilities	0.1	0.0 [3]	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	53 days	52 days	46 days
Net assets (bln)	$12.2	$15.9	$13.0

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Repurchase agreements	55.5%	50.6%	50.1%
US government obligations	44.4	46.8	49.8
Other assets less liabilities	0.1	2.6	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	19 days	34 days	20 days
Net assets (bln)	$1.6	$1.5	$1.2

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Municipal bonds and notes	81.2%	81.0%	79.7%
Tax-exempt commercial paper	18.7	18.6	20.2
Other assets less liabilities	0.1	0.4	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

76

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77

Master Trust
Statement of operations
For the year ended April 30, 2013

Prime Master Fund
Investment income:
Interest	$55,305,557
Securities lending income
(includes $1,906, $0 and $0, respectively earned
from an affiliated entity)	4,232
55,309,789
Expenses:
Investment advisory and administration fees	19,025,947
Trustees’ fees	96,464
19,122,411
Fee waivers by investment advisor	—
Net expenses	19,122,411
Net investment income	36,187,378
Net realized gain	77,976
Net increase in net assets resulting from operations	$36,265,354

78	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$22,385,630	$2,493,314

—	—
22,385,630	2,493,314

15,297,541	1,565,331
67,086	21,371
15,364,627	1,586,702
(41,497)	(16,384)
15,323,130	1,570,318
7,062,500	922,996
156,317	79,573
$7,218,817	$1,002,569

See accompanying notes to financial statements	79

Master Trust
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
Prime Master Fund
From operations:
Net investment income	$36,187,378	$37,989,484
Net realized gain	77,976	475,186
Net increase in net assets resulting from operations	36,265,354	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	3,412,781,376	(13,919,355,966)
Net increase (decrease) in net assets	3,449,046,730	(13,880,891,296)
Net assets:
Beginning of year	15,688,562,442	29,569,453,738
End of year	$19,137,609,172	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$7,062,500	$1,277,989
Net realized gain	156,317	4,091
Net increase in net assets resulting from operations	7,218,817	1,282,080
Net increase (decrease) in net assets from
beneficial interest transactions	(826,052,247)	5,823,395,477
Net increase (decrease) in net assets	(818,833,430)	5,824,677,557
Net assets:
Beginning of year	13,044,383,738	7,219,706,181
End of year	$12,225,550,308	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$922,996	$831,420
Net realized gain	79,573	60,390
Net increase in net assets resulting from operations	1,002,569	891,810
Net increase (decrease) in net assets from
beneficial interest transactions	394,531,710	(325,884,510)
Net increase (decrease) in net assets	395,534,279	(324,992,700)
Net assets:
Beginning of year	1,160,791,552	1,485,784,252
End of year	$1,556,325,831	$1,160,791,552

80	See accompanying notes to financial statements

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81

Master Trust
Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30, 2013
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.19%
Supplemental data:
Net assets, end of year (000’s)	$19,137,609
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.05%
Supplemental data:
Net assets, end of year (000’s)	$12,225,550
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.06%
Supplemental data:
Net assets, end of year (000’s)	$1,556,326

[1] Waiver by advisor represents less than 0.005%.

82	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%[1]	0.10%
0.19%	0.21%	0.25%	1.90%

$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[1]	0.10%	0.10%[1]
0.01%	0.09%	0.12%	0.77%

$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%
0.10%[1]	0.10%	0.10%[1]	0.04%
0.06%	0.18%	0.20%	1.42%

$1,160,792	$1,485,784	$1,933,132	$2,770,040

83

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

84

Master Trust
Notes to financial statements

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements

85

Master Trust
Notes to financial statements

or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

86

Master Trust
Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

87

Master Trust
Notes to financial statements

At April 30, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,608,703, $1,023,710 and $132,548, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $21,753, $14,704 and $4,764 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2013, UBS Global AM voluntarily waived $41,497 and $16,384 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to

88

Master Trust
Notes to financial statements

transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,732,906,553
Treasury Master Fund	863,368,972
Tax-Free Master Fund	540,462,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

89

Master Trust
Notes to financial statements

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

90

Master Trust
Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2013	2012
Contributions	$57,931,411,710	$45,655,074,151
Withdrawals	(54,518,630,334)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$3,412,781,376	$(13,919,355,966)

	For the years ended April 30,
Treasury Master Fund	2013	2012
Contributions	$28,344,203,263	$27,556,159,797
Withdrawals	(29,170,255,510)	(21,732,764,320)
Net increase (decrease) in beneficial interest	$(826,052,247)	$5,823,395,477

	For the years ended April 30,
Tax-Free Master Fund	2013	2012
Contributions	$2,891,282,474	$1,077,234,035
Withdrawals	(2,496,750,764)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$394,531,710	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the year ended April 30, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Master Funds did not incur any interest or penalties.

91

Master Trust
Notes to financial statements

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

92

Master Trust
Report of independent registered public
accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

93

Master Trust

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

94

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

95

UBS Select Preferred Funds
Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

96

UBS Select Preferred Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

97

UBS Select Preferred Funds
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 72 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

98

UBS Select Preferred Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

100

UBS Select Preferred Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2007). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 56	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 36	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 35	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 39	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mandy Yu*, 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Institutional Funds
Annual Report
April 30, 2013

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

UBS Select Institutional Funds

June 14, 2013

Dear shareholder,

We present you with the annual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (the “Funds”), for the 12 months ended April 30, 2013.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Institutional Fund: 0.07% as of April 30, 2013, versus 0.14% as of April 30, 2012.

  UBS Select Treasury Institutional Fund: 0.01% as of April 30, 2013, unchanged from April 30, 2012.

  UBS Select Tax-Free Institutional Fund: 0.03% as of April 30, 2013, versus 0.05% as of April 30, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998;
UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free
Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Institutional Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. Looking back, after the Commerce Department reported 1.3% and 3.1% gross domestic product (“GDP”) growth in the US in the second and third quarters of 2012, respectively, GDP growth was a tepid 0.4% in the fourth quarter. Decelerating growth was largely driven by weakening private inventory investment, federal government spending and exports. The economy then gained some traction during the first three months of 2013, as the housing market continued to rebound and there was some modest improvement in the labor market. According to the Commerce Department’s second estimate, first quarter 2013 GDP growth was 2.4%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month. At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep

[1] Based on the Commerce Department’s second estimate announced on April 30, 2013. Subsequent to the date of this letter, but before the report was finalized, the first quarter growth figure was revised downward to 1.8%.

2

UBS Select Institutional Funds

the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed did not change its policy stance at its January, March or May 2013 meetings.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.
  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Institutional Fund invests was 50 days when the reporting period began. Over the period, we tactically adjusted the Master Fund’s WAM. Toward the middle of the period, concerns regarding the ongoing challenges in Europe were overshadowed by the Fed’s third round of quantitative easing (“QE3”). Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund’s WAM in September 2012. We later pared back the WAM and, as of April 30, 2013, the Master Fund’s WAM was 47 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased the Master Fund’s exposure to time deposits, certificates of deposit and commercial paper. In contrast, we decreased the Fund’s exposure to US government and agency obligations, repurchase agreements and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)
3

UBS Select Institutional Funds

  The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 46 days when the reporting period began. Over the review period, the WAM was increased and at period end, on April 30, 2013, it was 53 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements (backed by Treasuries) and reduced its exposure to direct Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 20 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 19 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.
Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. At this time, it is impossible to predict the final version of these regulations, but the SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Institutional Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund	UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund	Managing Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Global Asset Management (Americas) Inc.

5

UBS Select Institutional Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2013. The views and opinions in the letter were current as of June 14, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Institutional Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.89	0.18%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select Treasury Institutional Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.15	0.65	0.13

UBS Select Tax-Free Institutional Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.15	0.65	0.13

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers[1]	0.07%	0.12%	0.14%
Seven-day effective yield after fee waivers[1]	0.07	0.12	0.14
Seven-day current yield before fee waivers[1]	0.07	0.12	0.14
Seven-day effective yield before fee waivers[1]	0.07	0.12	0.14
Weighted average maturity[2]	47 days	54 days	50 days
Net assets (bln)	$6.0	$6.1	$6.7

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers[1]	(0.07)	(0.01)	(0.07)
Seven-day effective yield before fee waivers[1]	(0.07)	(0.01)	(0.07)
Weighted average maturity[2]	53 days	52 days	46 days
Net assets (bln)	$4.4	$4.2	$4.6

10

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers[1]	0.03%	0.03%	0.05%
Seven-day effective yield after fee waivers[1]	0.03	0.03	0.05
Seven-day current yield before fee waivers[1]	0.03	0.03	0.05
Seven-day effective yield before fee waivers[1]	0.03	0.03	0.05
Weighted average maturity[2]	19 days	34 days	20 days
Net assets (mm)	$563.8	$683.0	$763.3

[1] Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Institutional Funds
Statement of assets and liabilities
April 30, 2013

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a ”Master Fund”), at value (cost—$6,022,089,019; $4,352,001,574 and $563,814,279, respectively, which approximates cost for federal income tax purposes)	$6,022,089,019
Liabilities:
Payable to affiliate	398,164
Dividends payable to shareholders	352,144
Total liabilities	750,308
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 6,021,330,144; 4,351,862,137 and 563,746,539 outstanding, respectively	6,021,330,144
Accumulated net realized gain	8,567
Net assets	$6,021,338,711
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$4,352,001,574	$563,814,279

70,252	25,526
36,375	8,931
106,627	34,457

4,351,862,137	563,746,295
32,810	33,527
$4,351,894,947	$563,779,822
$1.00	$1.00

See accompanying notes to financial statements	13

UBS Select Institutional Funds
Statement of operations
For the year ended April 30, 2013

UBS Select Prime Institutional Fund
Investment income:
Interest income allocated from Master	$18,230,158
Securities lending income allocated from Master	1,323
Expenses allocated from Master	(6,278,260)
Expense waiver allocated from Master	—
Net investment income allocated from Master	11,953,221
Expenses:
Administration fees	4,978,716
Trustees’ fees	43,119
5,021,835
Less: Fee waivers by administrator	—
Net expenses	5,021,835
Net investment income	6,931,386
Net realized gain allocated from Master	26,182
Net increase in net assets resulting from operations	$6,957,568

14	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$6,506,370	$1,108,687
—	—
(4,482,906)	(692,272)
10,736	6,095
2,034,200	422,510

3,549,980	536,532
36,231	17,227
3,586,211	553,759
(2,000,283)	(217,171)
1,585,928	336,588
448,272	85,922
44,604	33,283

$492,876	$119,205

See accompanying notes to financial statements	15

UBS Select Prime Institutional Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$6,931,386	$9,035,334
Net realized gain	26,182	181,533
Net increase in net assets resulting from operations	6,957,568	9,216,867
Dividends and distributions to shareholders from:
Net investment income	(6,931,386)	(9,035,334)
Net realized gains	(99,015)	(125,775)
Total dividends and distributions to shareholders	(7,030,401)	(9,161,109)
Net decrease in net assets from beneficial interest transactions	(652,195,191)	(3,190,464,280)
Net decrease in net assets	(652,268,024)	(3,190,408,522)
Net assets:
Beginning of year	6,673,606,735	9,864,015,257
End of year	$6,021,338,711	$6,673,606,735
Accumulated undistributed net investment income	$—	$—

16	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$448,272	$454,748
Net realized gain	44,604	1,637
Net increase in net assets resulting from operations	492,876	456,385
Dividends and distributions to shareholders from:
Net investment income	(448,272)	(454,748)
Net realized gains	(12,079)	(18,378)
Total dividends and distributions to shareholders	(460,351)	(473,126)
Net increase (decrease) in net assets from beneficial interest transactions	(261,868,776)	1,337,027,862
Net increase (decrease) in net assets	(261,836,251)	1,337,011,121
Net assets:
Beginning of year	4,613,731,198	3,276,720,077
End of year	$4,351,894,947	$4,613,731,198
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	17

UBS Select Tax-Free Institutional Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$85,922	$163,938
Net realized gain	33,283	40,357
Net increase in net assets resulting from operations	119,205	204,295
Dividends and distributions to shareholders from:
Net investment income	(85,922)	(163,938)
Net realized gains	(33,101)	(11,775)
Total dividends and distributions to shareholders	(119,023)	(175,713)
Net decrease in net assets from beneficial interest transactions	(199,538,632)	(242,030,985)
Net decrease in net assets	(199,538,450)	(242,002,403)
Net assets:
Beginning of year	763,318,272	1,005,320,675
End of year	$563,779,822	$763,318,272
Accumulated undistributed net investment income	$—	$—

18	See accompanying notes to financial statements

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19

UBS Select Prime Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Year ended April 30, 2013
Net asset value, beginning of year	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.001)
Net asset value, end of year	$1.00
Total investment return[2]	0.11%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%
Expenses after fee waivers[3]	0.18%
Net investment income[3]	0.11%
Supplemental data:
Net assets, end of year (000’s)	$6,021,339

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.

20	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00
0.001	0.002	0.002	0.019
(0.001)	(0.002)	(0.002)	(0.019)
(0.000)[1]	(0.000)[1]	—	—
(0.001)	(0.002)	(0.002)	(0.019)
$1.00	$1.00	$1.00	$1.00
0.13%	0.17%	0.18%	1.94%

0.18%	0.18%	0.19%	0.20%
0.17%	0.14%	0.18%	0.20%
0.12%	0.17%	0.19%	1.87%

$6,673,607	$9,864,015	$9,833,173	$14,448,140

21

UBS Select Treasury Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Year ended April 30, 2013
Net asset value, beginning of year	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of year	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%
Expenses after fee waivers[3]	0.14%
Net investment income[3]	0.01%
Supplemental data:
Net assets, end of year (000’s)	$4,351,895

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.

22	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.009
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
$1.00	$1.00	$1.00	$1.00
0.01%	0.02%	0.04%	0.86%

0.18%	0.18%	0.20%	0.20%
0.07%	0.17%	0.18%	0.20%
0.01%	0.02%	0.04%	0.69%

$4,613,731	$3,276,720	$4,734,438	$7,669,190

23

UBS Select Tax-Free Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Year ended April 30, 2013
Net asset value, beginning of year	$1.00
Net investment income	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of year	$1.00
Total investment return[2]	0.02%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%
Expenses after fee waivers[3]	0.15%
Net investment income[3]	0.01%
Supplemental data:
Net assets, end of year (000’s)	$563,780

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these were included. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3] Ratios include the Fund’s share of income and expenses allocated from the Master.

24	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009
$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.001	0.001	0.013
(0.000)[1]	(0.001)	(0.001)	(0.013)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.001)	(0.001)	(0.013)
$1.00	$1.00	$1.00	$1.00
0.02%	0.10%	0.11%	1.30%

0.18%	0.18%	0.21%	0.21%
0.14%	0.18%	0.20%	0.15%
0.02%	0.10%	0.11%	1.33%

$763,318	$1,005,321	$1,293,683	$2,398,608

25

UBS Select Institutional Funds
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (31.47% for Prime Institutional Fund, 35.60% for Treasury Institutional Fund and 36.23% for Tax-Free Institutional Fund at April 30, 2013). All of the net investment income and realized and

26

UBS Select Institutional Funds
Notes to financial statements

unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP,

27

UBS Select Institutional Funds
Notes to financial statements

which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net

28

UBS Select Institutional Funds
Notes to financial statements

assets. At April 30, 2013, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $407,563, $295,467 and $37,806, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $9,399, $7,875 and $3,659 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2013, UBS Global AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $217,340 and $8,621, respectively, for fee waivers. For the year ended April 30, 2013, UBS Global AM voluntarily waived $2,000,283 and $217,171 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Institutional Fund	2013	2012
Shares sold	27,048,123,002	31,790,037,985
Shares repurchased	(27,706,316,929)	(34,987,888,915)
Dividends reinvested	5,998,736	7,386,650
Net decrease in shares outstanding	(652,195,191)	(3,190,464,280)

29

UBS Select Institutional Funds
Notes to financial statements

	For the years ended April 30,
Treasury Institutional Fund	2013	2012
Shares sold	11,276,565,676	14,027,951,269
Shares repurchased	(11,538,867,693)	(12,691,342,206)
Dividends reinvested	433,241	418,799
Net increase (decrease) in shares outstanding	(261,868,776)	1,337,027,862

	For the years ended April 30,
Tax-Free Institutional Fund	2013	2012
Shares sold	669,474,314	1,285,011,247
Shares repurchased	(869,145,120)	(1,527,252,991)
Dividends reinvested	132,174	210,759
Net decrease in shares outstanding	(199,538,632)	(242,030,985)

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal years ended April 30, 2013 and April 30, 2012, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal years ended April 30, 2013 and April 30, 2012, was 72.19% and 93.30% tax-exempt income, 1.24% and 2.12% ordinary income, and 26.57% and 4.58% long-term capital gain, respectively.

30

UBS Select Institutional Funds
Notes to financial statements

At April 30, 2013, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $360,711 for Prime Institutional Fund, (2) undistributed ordinary income of $69,185 for Treasury Institutional Fund, and (3) undistributed tax-exempt income of $9,175, and undistributed long-term capital gains of $33,283 for Tax-Free Institutional Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2013, none of the Funds had capital loss carryforwards.

As of and during the year ended April 30, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

31

UBS Select Institutional Funds
Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund and
UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

32

UBS Select Institutional Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

33

UBS Select Institutional Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

UBS Select Institutional Funds
General information (unaudited)

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2012 as short-term capital gain dividends.

Treasury Institutional Fund hereby designates 97.38% and 2.62% of the ordinary income dividends paid during the fiscal year ended April 30, 2013 as interest related dividends and qualified short-term gain dividends, respectively.

35

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—17.77%
Federal Home Loan Bank
0.160%, due 05/01/13[1]	$100,000,000	$99,993,087
0.180%, due 05/01/13[1]	150,000,000	149,997,681
0.180%, due 05/01/13[1]	150,000,000	149,997,317
0.180%, due 05/01/13[1]	150,000,000	149,996,856
0.100%, due 11/19/13[2]	50,000,000	49,971,945
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[1]	265,000,000	264,998,529
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,179,190
1.125%, due 06/15/13	600,000,000	600,686,110
0.375%, due 07/31/13	213,000,000	213,099,664
3.125%, due 08/31/13	228,900,000	231,129,107
0.500%, due 10/15/13	177,000,000	177,272,967
2.750%, due 10/31/13	250,000,000	253,218,356
2.000%, due 11/30/13	200,000,000	202,085,978
1.250%, due 02/15/14	250,000,000	252,113,781
4.000%, due 02/15/14	200,000,000	206,067,717
Total US government and agency obligations (cost—$3,400,808,285)		3,400,808,285
Time deposits—3.81%
Banking-non-US—3.81%
Credit Agricole Corporate & Investment Bank
0.170%, due 05/01/13	200,000,000	200,000,000
Natixis
0.170%, due 05/01/13	280,000,000	280,000,000
Societe Generale
0.160%, due 05/01/13	249,000,000	249,000,000
Total time deposits (cost—$729,000,000)		729,000,000

36

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—29.51%
Banking-non-US—29.51%
Bank of Nova Scotia
0.269%, due 05/20/13[1]	$232,000,000	$232,000,000
0.336%, due 07/30/13[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	205,000,000	205,000,000
BNP Paribas SA
0.250%, due 05/07/13	350,000,000	350,000,000
Canadian Imperial Bank of Commerce
0.290%, due 05/10/13[1]	181,000,000	181,000,000
Credit Industriel et Commercial
0.300%, due 06/03/13	200,000,000	200,000,000
0.300%, due 06/04/13	150,000,000	150,000,000
0.250%, due 07/12/13	200,000,000	200,000,000
Credit Suisse
0.230%, due 06/11/13	200,000,000	200,000,000
DNB Bank ASA
0.280%, due 07/08/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/15/13	125,000,000	125,000,000
Mizuho Corporate Bank Ltd.
0.130%, due 05/01/13	200,000,000	200,000,000
0.230%, due 06/03/13	100,000,000	100,000,000
Natixis
0.250%, due 05/01/13	249,000,000	249,000,000
Nordea Bank Finland
0.300%, due 06/17/13	194,000,000	194,000,000
0.250%, due 09/25/13	100,000,000	100,000,000
Norinchukin Bank Ltd.
0.150%, due 05/02/13	500,000,000	500,000,000

37

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
0.320%, due 05/28/13	$40,000,000	$39,990,415
0.320%, due 05/31/13	85,000,000	84,977,369
0.265%, due 09/06/13	60,000,000	59,943,541
0.250%, due 09/19/13	100,000,000	100,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[1]	190,000,000	190,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	56,000,000	56,000,000
0.342%, due 05/10/13[1]	64,000,000	64,000,000
0.326%, due 07/30/13[1]	30,000,000	30,000,000
Societe Generale
0.250%, due 05/01/13	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 06/06/13	150,000,000	150,000,000
0.230%, due 06/07/13	275,000,000	275,000,000
Swedbank AB
0.130%, due 05/02/13	500,000,000	500,000,000
Toronto-Dominion Bank
0.289%, due 05/15/13[1]	175,000,000	175,000,000
Total certificates of deposit (cost—$5,647,911,325)		5,647,911,325
Commercial paper[2]—35.96%
Asset backed-miscellaneous—10.44%
Atlantic Asset Securitization LLC
0.320%, due 05/10/13[1]	250,000,000	250,000,000
0.318%, due 05/28/13[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.330%, due 05/17/13[1]	250,000,000	249,993,350
0.250%, due 07/02/13[1]	200,000,000	200,000,000

38

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.230%, due 05/15/13	$25,000,000	$24,997,764
0.230%, due 05/29/13	90,000,000	89,983,900
0.220%, due 06/06/13	62,000,000	61,986,360
0.220%, due 06/14/13	140,000,000	139,962,356
Chariot Funding LLC
0.270%, due 09/10/13	50,000,000	49,950,500
LMA Americas LLC
0.210%, due 05/06/13	29,100,000	29,099,151
0.210%, due 05/13/13	30,000,000	29,997,900
0.210%, due 05/21/13	235,000,000	234,972,583
Market Street Funding LLC
0.200%, due 06/12/13	128,077,000	128,047,116
Old Line Funding LLC
0.210%, due 06/18/13	107,000,000	106,970,040
Regency Markets No. 1 LLC
0.170%, due 05/03/13	103,000,000	102,999,027
Sheffield Receivables Corp.
0.220%, due 05/16/13	50,000,000	49,995,417
		1,998,955,464
Banking-non-US—15.97%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	112,000,000	112,000,000
Banque et Caisse d’Epargne de l’Etat
0.190%, due 05/17/13	45,000,000	44,996,200
0.250%, due 07/08/13	50,000,000	49,976,389
0.260%, due 07/31/13	55,000,000	54,963,853
Barclays Bank PLC
0.500%, due 05/01/13[1,4]	400,000,000	400,000,000

39

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
DBS Bank Ltd.
0.250%, due 09/16/13	$59,220,000	$59,163,248
Erste Abwicklungsanstalt
0.200%, due 05/02/13	25,000,000	24,999,861
0.235%, due 05/24/13	50,000,000	49,992,493
0.260%, due 05/24/13	50,000,000	49,991,695
0.210%, due 06/26/13	80,000,000	79,973,867
0.330%, due 06/26/13	25,000,000	24,987,167
0.220%, due 07/29/13	100,000,000	99,945,611
0.270%, due 08/07/13	25,000,000	24,981,625
0.240%, due 09/23/13	97,000,000	96,906,233
Lloyds TSB Bank PLC
0.220%, due 06/07/13	100,000,000	99,977,389
0.210%, due 06/26/13	271,000,000	270,911,473
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/17/13	47,000,000	46,994,987
0.210%, due 07/16/13	200,000,000	199,911,333
Mizuho Funding LLC
0.230%, due 07/01/13	202,000,000	201,921,276
Nederlandse Waterschapsbank NV
0.210%, due 06/26/13	100,000,000	99,967,333
0.210%, due 06/27/13	100,000,000	99,966,750
0.220%, due 06/28/13	50,000,000	49,982,278
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 05/10/13	70,000,000	69,996,500
0.200%, due 05/30/13	100,000,000	99,983,889
0.200%, due 05/31/13	100,000,000	99,983,333
Skandinaviska Enskilda Banken AB
0.350%, due 06/10/13	158,500,000	158,438,361
Sumitomo Mitsui Banking Corp.
0.230%, due 06/13/13	175,000,000	174,951,924

40

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.290%, due 05/08/13[1,3]	$50,000,000	$50,000,000
Westpac Securities NZ Ltd.
0.364%, due 07/02/13[1,3]	100,000,000	100,000,000
0.346%, due 07/30/13[1,3]	60,000,000	60,000,000
		3,055,865,068
Banking-US—7.27%
ABN Amro Funding USA LLC
0.240%, due 06/10/13	133,000,000	132,964,533
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,719,475
0.400%, due 01/27/14	42,000,000	41,873,533
Deutsche Bank Financial LLC
0.440%, due 06/10/13	96,500,000	96,452,822
DnB NOR Bank ASA
0.260%, due 08/07/13	200,000,000	199,858,444
JPMorgan Chase & Co.
0.260%, due 07/29/13	153,000,000	152,901,655
Natixis US Finance Co. LLC
0.170%, due 05/06/13	250,000,000	249,994,097
Northern Pines Funding LLC
0.500%, due 07/01/13	150,000,000	149,872,917
0.370%, due 09/30/13	200,000,000	199,687,555
Svenska Handelsbanken Inc.
0.260%, due 08/01/13	64,000,000	63,957,476
		1,392,282,507
Energy-integrated—0.71%
Sinopec Century Bright Capital Investment Ltd.
0.260%, due 05/10/13	50,000,000	49,996,750
0.260%, due 05/14/13	35,000,000	34,996,714
0.350%, due 07/19/13	50,000,000	49,961,597
		134,955,061

41

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-non-captive diversified—1.57%
General Electric Capital Corp.
0.220%, due 06/07/13	$300,000,000	$299,932,167
Total commercial paper (cost—$6,881,990,267)		6,881,990,267
Short-term corporate obligations—2.57%
Banking-non-US—1.91%
National Australia Bank Ltd.
1.040%, due 06/11/13[1,3]	175,000,000	175,772,400
Svenska Handelsbanken
0.288%, due 05/28/13[1,3]	190,000,000	190,000,000
		365,772,400
Banking-US—0.66%
Wells Fargo Bank N.A.
0.354%, due 06/24/13[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$490,772,400)		490,772,400
Repurchase agreements—10.32%
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.080% due 05/06/13,
collateralized by $253,374,100 US Treasury
Notes, 0.875% to 1.000% due 01/31/17 to
09/30/19; (value—$255,000,082);
proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.100% due 05/06/13,
collateralized by $65,228,219 Federal Home
Loan Mortgage Corp. obligations, 2.793%
due 04/01/42 and $206,509,158 Federal
National Mortgage Association obligations,
3.000% to 4.500% due 07/01/27 to
01/01/43; (value—$255,000,000);
proceeds: $250,004,861	250,000,000	250,000,000

42

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $37,334,900
US Treasury Bonds, 4.625% due 02/15/40;
(value—$51,000,012); proceeds: $50,000,194	$50,000,000	$50,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp. 0.140% due
05/01/13, collateralized by $192,915,000
Federal Home Loan Mortgage Corp.
obligations, 1.000% to 5.250%
due 02/25/14 to 02/15/18;
(value—$204,000,738);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.140% due
05/01/13, collateralized by $127,009,512
US Treasury Notes, 0.500% to 0.750% due
05/31/13 to 10/31/17; (value—$127,500,001);
proceeds: $125,000,486	125,000,000	125,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.150% due
05/01/13, collateralized by $63,043,000 Federal
Home Loan Bank obligations, zero coupon due
10/23/13 and $88,895,000 Federal Home
Loan Mortgage Corp. obligations, 1.000%
due 08/20/14; (value—$153,000,105);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.140% due 05/01/13,
collateralized by $101,873,000 Federal
Home Loan Mortgage Corp. obligations,
0.320% to 0.600% due 12/03/14 to
10/25/16; (value—$102,000,963);
proceeds: $100,000,389	100,000,000	100,000,000

43

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.650% due 07/23/13, collateralized by
$26,926,985,657 various asset-backed
convertible bonds, zero coupon to
48.904% due 08/07/13 to 11/23/52;
(value—$481,500,166); proceeds:
$450,730,500 [1,4]	$450,000,000	$450,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010% due
05/01/13, collateralized by $460,000 Federal
National Mortgage Association obligations,
2.200% due 10/17/22; (value—$461,823);
proceeds: $448,000	448,000	448,000
Repurchase agreement dated 04/30/13
with The Toronto-Dominion Bank,
0.150% due 05/01/13, collateralized by
$147,999,277 Federal National Mortgage
Association obligations, 4.000% due
05/01/42; (value—$153,000,000);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.170% due
05/01/13, collateralized by $26,083,833
Federal Home Loan Mortgage Corp.
obligations, 2.500% to 6.000% due 12/01/27
to 10/01/42 and $267,952,794 Federal
National Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
04/01/43; (value—$255,000,000);
proceeds: $250,001,181	250,000,000	250,000,000
Total repurchase agreements (cost—$1,975,448,000)		1,975,448,000
Total investments (cost—$19,125,930,277
which approximates cost for federal
income tax purposes)—99.94%		19,125,930,277
Other assets in excess of liabilities—0.06%		11,678,895
Net assets—100.00%		$19,137,609,172

44

Prime Master Fund
Statement of net assets—April 30, 2013

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2013. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the year ended 04/30/13	Sales during the year ended 04/30/13	Value at 04/30/13	Net income earned from affiliate for the year ended 04/30/13
UBS Private Money
Market Fund LLC	$—	$500,175,000	$500,175,000	$—	$1,906

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,400,808,285	$—	$3,400,808,285
Time deposits	—	729,000,000	—	729,000,000
Certificates of
deposit	—	5,647,911,325	—	5,647,911,325
Commercial paper	—	6,881,990,267	—	6,881,990,267
Short-term
corporate
obligations	—	490,772,400	—	490,772,400
Repurchase
agreements	—	1,975,448,000	—	1,975,448,000
Total	$—	$19,125,930,277	$—	$19,125,930,277

At April 30, 2013, there were no transfers between Level 1 and Level 2.

45

Prime Master Fund
Statement of net assets—April 30, 2013

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	48.1%
Japan	11.4
France	10.6
Canada	4.6
Sweden	4.5
United Kingdom	4.0
Singapore	3.2
Australia	2.6
Germany	2.4
Netherlands	2.3
Finland	1.5
Cayman Islands	1.3
Norway	1.0
Switzerland	1.0
Luxembourg	0.8
China	0.7
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.31% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4] Illiquid securities representing 4.44% of net assets as of April 30, 2013.

46	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government obligations—44.38%
US Treasury Bills
0.050%, due 05/09/13[1]	$250,000,000	$249,996,917
0.056%, due 05/09/13[1]	250,000,000	249,997,222
0.120%, due 05/23/13[1]	250,000,000	249,981,667
0.120%, due 05/30/13[1]	150,000,000	149,985,500
0.115%, due 08/15/13[1]	200,000,000	199,932,278
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,178,384
3.625%, due 05/15/13	150,000,000	150,205,540
1.125%, due 06/15/13	717,500,000	718,322,421
0.375%, due 06/30/13	183,000,000	183,078,323
1.000%, due 07/15/13	118,000,000	118,210,007
0.375%, due 07/31/13	89,000,000	89,046,677
3.375%, due 07/31/13	219,000,000	220,748,254
0.750%, due 08/15/13	150,000,000	150,242,714
3.125%, due 08/31/13	284,000,000	286,807,699
2.750%, due 10/31/13	490,100,000	496,451,296
0.500%, due 11/15/13	125,000,000	125,197,864
0.250%, due 11/30/13	365,000,000	365,278,920
2.000%, due 11/30/13	520,000,000	525,509,303
0.750%, due 12/15/13	189,500,000	190,207,912
1.250%, due 02/15/14	125,000,000	126,066,093
4.000%, due 02/15/14	175,000,000	180,329,619
Total US government obligations (cost—$5,425,774,610)		5,425,774,610
Repurchase agreements—55.47%
Repurchase agreement dated 04/30/13 with
Bank of America Securities,
0.120% due 05/07/13, collateralized
by $834,996,400 US Treasury Notes,
0.125% to 2.375% due 06/15/13 to
09/30/16 and $191,845,200 US Treasury
Bond Principal Strips, zero coupon due
11/15/21; (value—$1,020,000,095);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
47

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $357,086,400
US Treasury Bills, zero coupon due 08/15/13 to
09/12/13 and $37,334,900 US Treasury Bond,
4.625% due 02/15/40;
(value—$408,000,035);
proceeds: $400,001,556	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/13 with
Barclays Capital, Inc., 0.080% due 05/02/13,
collateralized by $400,045,400 US Treasury
Notes, 0.750% to 4.875% due 06/30/16 to
10/31/17, $171,317,700 US Treasury Bonds
Principal Strips, zero coupon due 08/15/26
to 11/15/41 and $708,679,614 US Treasury
Bond Strips, zero coupon due 05/15/23
to 02/15/43; (value—$1,020,000,024);
proceeds: $1,000,015,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/13 with
Barclays Capital, Inc.,
0.150% due 05/01/13, collateralized
by $158,420,200 US Treasury Bonds,
3.000% due 05/15/42 and $507,500
US Treasury Notes,0.125% due 04/30/15;
(value—$165,240,016);
proceeds: $162,000,675	162,000,000	162,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.100% due 05/07/13, collateralized by
$87,487,000 US Treasury Bills, zero coupon
due 05/02/13 to 04/03/14, $383,882,800
US Treasury Bonds, 6.125%
due 08/15/29 and $332,500,015
US Treasury Notes, 0.125% to
4.750% due 05/15/13 to 02/15/23;
(value—$1,020,022,880);
proceeds: $1,000,019,444	1,000,000,000	1,000,000,000

48

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.130% due 05/01/13, collateralized by
$628,045,100 US Treasury Notes, 0.625%
to 2.125% due 11/30/17 to 08/15/21;
(value—$647,700,040);
proceeds: $635,002,293	$635,000,000	$635,000,000
Repurchase agreement dated 04/24/13 with
Deutsche Bank Securities, Inc.,
0.060% due 05/01/13, collateralized by
$5,800,007 US Treasury Bonds,3.875%
to 4.750% due 02/15/37 to 08/15/40,
$244,867,792 US Treasury Notes, 0.250%
to 4.250% due 12/15/13 to 12/31/16,
$70,948,600 US Treasury Bond Principal
Strips, zero coupon due 08/15/27 and
$340,968,203 US Treasury Bond Strips,
zero coupon due 02/15/24 to 05/15/37;
(value—$510,000,000);
proceeds; $500,005,833	500,000,000	500,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc.,
0.140% due 05/01/13, collateralized by
$517,653,100 US Treasury Bonds, 2.750%
to 3.125% due 11/15/41 to 11/15/42 and
$336,487,900 US Treasury Notes, 0.250%
to 2.000% due 02/28/15 to 02/15/22;
(value—$875,364,161);
proceeds; $858,203,337	858,200,000	858,200,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co.,
0.070% due 05/07/13, collateralized by
$585,295,900 US Treasury Inflation Index
Notes, 1.250% to 2.500% due 07/15/16
to 07/15/20; (value—$765,000,058);
proceeds: $750,010,208	750,000,000	750,000,000

49

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.080% due
05/01/13, collateralized by $303,711,100
US Treasury Inflation Index Notes, 1.125%
to 1.875% due 07/15/13 to 01/15/21;
(value—$382,500,064);
proceeds: $375,000,833	$375,000,000	$375,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010%
due 05/01/13, collateralized by $885,000
US Treasury Note, 0.875% due 11/30/16;
(value—$902,870); proceeds: $883,000	883,000	883,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.140%
due 05/01/13, collateralized by
$98,299,700 US Treasury Notes,
0.875% to 4.750% due 05/15/14 to
01/31/17; (value—$102,000,051);
proceeds: $100,000,389	100,000,000	100,000,000
Total repurchase agreements (cost—$6,781,083,000)		6,781,083,000
Total investments (cost—$12,206,857,610
which approximates cost for federal
income tax purposes)—99.85%		12,206,857,610
Other assets in excess of liabilities—0.15%		18,692,698
Net assets—100.00%		$12,225,550,308

50

Treasury Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$5,425,774,610	$—	$5,425,774,610
Repurchase
agreements	—	6,781,083,000	—	6,781,083,000
Total	$—	$12,206,857,610	$—	$12,206,857,610

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	51

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—81.20%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.250%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.250%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts,
Series 9W),
0.250%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.76%
California State Revenue Anticipation Notes,
Series A-2,
2.500%, due 06/20/13	16,000,000	16,045,209
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.210%, VRD	9,400,000	9,400,000
San Diego County Certificates of Participation
(San Diego Foundation),
0.210%, VRD	2,000,000	2,000,000
		27,445,209

52

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—1.64%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	$11,940,000	$11,940,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.180%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.180%, VRD	3,160,000	3,160,000
Series A2,
0.180%, VRD	6,670,000	6,670,000
Series A3,
0.180%, VRD	1,700,000	1,700,000
		25,490,000
Connecticut—1.01%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,675,000	10,675,000
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,080,802
		15,755,802
District of Columbia—1.06%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.230%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,074,356
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.200%, VRD	2,500,000	2,500,000
		16,574,356

53

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—3.76%
Gainesville Utilities System Revenue, Series A,
0.210%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.200%, VRD	22,575,000	22,575,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.190%, VRD	14,200,000	14,200,000
Orange County School Board Certificates of
Participation, Series E,
0.200%, VRD	6,200,000	6,200,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.190%, VRD	13,000,000	13,000,000
		58,455,000
Georgia—2.32%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,642,236
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.260%, VRD[1,2]	4,750,000	4,750,000
Private Colleges & Universities Authority Revenue
(Emory University), Series B-1,
0.230%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority
Revenue Refunding (Mercer University), Series C,
0.240%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold),
Series B,
0.250%, VRD	3,150,000	3,150,000
		36,137,236

54

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.51%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	$8,000,000	$8,022,827
Illinois—9.12%
Chicago Board of Education Refunding
(Dedicated Revenue),
Series A-1,
0.220%, VRD	6,200,000	6,200,000
Series A-2,
0.210%, VRD	5,565,000	5,565,000
Chicago (Neighborhoods Alive 21),
Series B,
0.170%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	15,300,000	15,300,000
Chicago Sales Tax Revenue Refunding,
0.210%, VRD	32,755,000	32,755,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.200%, VRD	3,100,000	3,100,000
Subseries 2000-2,
0.200%, VRD	6,850,000	6,850,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.210%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Conevant), Series A,
0.220%, VRD	15,000,000	15,000,000

55

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.170%, VRD	$7,500,000	$7,500,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.190%, VRD	4,260,000	4,260,000
		141,870,000
Indiana—4.65%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.170%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.170%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.220%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.220%, VRD	2,150,000	2,150,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.210%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,440,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.190%, VRD	$2,595,000	$2,595,000
Kentucky—2.86%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.180%, VRD	8,225,000	8,225,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.180%, VRD	2,720,000	2,720,000
Series B,
0.180%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.180%, VRD	21,790,000	21,790,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.180%, VRD	6,140,000	6,140,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.240%, VRD	3,505,000	3,505,000
		44,595,000
Maryland—1.23%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	11,515,000	11,515,000
Series A-7,
0.260%, VRD	2,950,000	2,950,000
Series A-9,
0.250%, VRD	4,650,000	4,650,000
		19,115,000

57

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.86%
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	$3,321,000	$3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.220%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.180%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.180%, VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.260%, VRD	24,500,000	24,500,000
		44,481,000
Michigan—1.82%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.180%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,315,088
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.220%, VRD	5,320,000	5,320,000
University of Michigan, Series D-1,
0.120%, VRD	10,800,000	10,800,000
		28,335,088

58

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—1.23%
Minnesota State General Obligation Refunding,
Series F,
4.000%, due 08/01/13	$7,900,000	$7,975,831
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	5,920,320
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.200%, VRD	5,200,000	5,200,000
		19,096,151
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.180%, VRD	14,000,000	14,000,000
Series E,
0.200%, VRD	7,300,000	7,300,000
Series G,
0.170%, VRD	4,000,000	4,000,000
Series I,
0.170%, VRD	1,000,000	1,000,000
Series K,
0.180%, VRD	3,000,000	3,000,000
Series L,
0.180%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.56%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.220%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.190%, VRD	3,985,000	3,985,000

59

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.170%, VRD	$13,100,000	$13,100,000
Series D,
0.170%, VRD	4,000,000	4,000,000
		24,285,000
Nebraska—0.61%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.190%, VRD	9,430,000	9,430,000
Nevada—1.42%
City of Las Vegas, Series C,
0.210%, VRD	22,100,000	22,100,000
New York—7.64%
Long Island Power Authority, Series C,
0.230%, VRD	4,700,000	4,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-3,
0.160%, VRD	4,000,000	4,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.210%, VRD	14,000,000	14,000,000
New York City Housing Development Corp.
Multi-Family Revenue (The Crest), Series A,
0.240%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A,
(FNMA Insured),
0.200%, VRD	6,000,000	6,000,000

60

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General),
Series DD-2,
0.180%, VRD	$3,900,000	$3,900,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1,
0.190%, VRD	15,000,000	15,000,000
Series BB-5,
0.180%, VRD	11,700,000	11,700,000
New York City,
Subseries L-4,
0.180%, VRD	14,400,000	14,400,000
Subseries L-6,
0.180%, VRD	12,040,000	12,040,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.210%, VRD	3,500,000	3,500,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.210%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.200%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.210%, VRD	4,130,000	4,130,000
		118,870,000
North Carolina—5.48%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare), Series H,
0.160%, VRD	10,000,000	10,000,000

61

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.200%, VRD	$12,760,000	$12,760,000
Series C,
0.230%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.230%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.210%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.250%, VRD	5,425,000	5,425,000
Union County General Obligation Bonds, Series A,
0.200%, VRD	8,200,000	8,200,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.210%, VRD	14,695,000	14,695,000
		85,240,000
Ohio—0.45%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.240%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.200%, VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.240%, VRD[1,2]	2,845,000	2,845,000
		7,050,000
Oregon—1.54%
Oregon Health & Science University Revenue,
Series C,
0.190%, VRD	2,000,000	2,000,000

62

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon State, General Obligation, Ltd. Notes,
Series A,
2.000%, due 06/28/13	$21,500,000	$21,561,511
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.230%, VRD	400,000	400,000
		23,961,511
Pennsylvania—6.68%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.170%, VRD	15,800,000	15,800,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.200%, VRD	13,330,000	13,330,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.220%, VRD	9,000,000	9,000,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.230%, VRD	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University),
Second Series,
0.210%, VRD	7,725,000	7,725,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.220%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.200%, VRD	18,300,000	18,300,000

63

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Saint Mary Hospital Authority Health System
Revenue (Catholic East), Series B,
0.200%, VRD	$10,000,000	$10,000,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,018,213
Washington County Authority Refunding
(University of Pennsylvania),
0.190%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project), Series A,
0.230%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.230%, VRD	5,265,000	5,265,000
		104,013,213
South Carolina—0.53%
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.220%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.240%, VRD	3,150,000	3,150,000
		8,195,000
Tennessee—0.30%
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.250%, VRD	4,635,000	4,635,000

64

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—8.44%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.210%, VRD[1,2]	$7,750,000	$7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,042,803
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.170%, VRD	400,000	400,000
Subseries C-2,
0.170%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development
Corp. Revenue Refunding (Methodist
Hospital Systems),
Series A-1,
0.170%, VRD	12,325,000	12,325,000
Series A-2,
0.170%, VRD	17,740,000	17,740,000
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.220%, VRD	4,890,000	4,890,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.210%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	10,600,000	10,600,000
Texas (JP Morgan PUTTERs, Series 3238),
0.240%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.220%, VRD[1,2]	6,670,000	6,670,000

65

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State Mobility, Series B,
0.250%, VRD	$6,870,000	$6,870,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.240%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	30,000,000	30,226,154
		131,308,957
Utah—2.64%
Murray City Utah, Hospital Revenue (IHC Health
Services, Inc.), Series D,
0.170%, VRD	34,400,000	34,400,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.200%, VRD	2,535,000	2,535,000
Subseries B,
0.180%, VRD	4,215,000	4,215,000
		41,150,000
Vermont—0.49%
Winooski Special Obligation Refunding, Series A,
0.170%, VRD	7,585,000	7,585,000
Virginia—1.00%
Albermarle County Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital), Series A,
0.200%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
		15,550,000

66

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—3.06%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.240%, VRD[1,2]	$4,995,000	$4,995,000
King County Sewer Revenue (Junior Lien),
Series A,
0.230%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170)
(AGM Insured),
0.220%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.180%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority
(Multicare Health Systems), Series D,
0.170%, VRD	15,395,000	15,395,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,695,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.170%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,263,721,350)		1,263,721,350

67

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—18.66%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.64%
Yale University,
0.190%, due 06/12/13	10,000,000	10,000,000
Illinois—1.23%
Illinois Educational Facilities Authority Revenue,
0.160%, due 06/06/13	19,168,000	19,168,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.410%, due 05/09/13	20,000,000	20,000,000
Maryland—3.37%
Johns Hopkins University,
0.120%, due 05/03/13	10,000,000	10,000,000
0.120%, due 05/06/13	8,929,000	8,929,000
0.140%, due 05/20/13	7,998,000	7,998,000
0.140%, due 05/21/13	5,500,000	5,500,000
Montgomery County,
0.150%, due 05/15/13	20,000,000	20,000,000
		52,427,000
Minnesota—2.63%
Mayo Clinic,
0.170%, due 05/02/13	10,000,000	10,000,000
0.160%, due 06/17/13	20,000,000	20,000,000
University of Minnesota Regents,
0.150%, due 05/16/13	11,000,000	11,000,000
		41,000,000

68

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.87%
University of Missouri,
0.140%, due 05/03/13	$11,000,000	$11,000,000
0.150%, due 05/03/13	3,105,000	3,105,000
0.140%, due 05/20/13	15,000,000	15,000,000
		29,105,000
Tennessee—0.51%
Vanderbilt University,
0.230%, due 09/03/13	8,000,000	8,000,000
Texas—3.27%
University of Texas,
0.150%, due 06/11/13	10,000,000	10,000,000
0.150%, due 08/01/13	18,000,000	18,000,000
0.150%, due 08/05/13	10,000,000	10,000,000
0.150%, due 08/06/13	12,896,000	12,896,000
		50,896,000
Virginia—2.53%
University of Virginia,
0.140%, due 05/02/13	16,629,000	16,629,000
0.140%, due 05/13/13	7,000,000	7,000,000
0.140%, due 06/06/13	8,000,000	8,000,000
0.150%, due 06/10/13	7,735,000	7,735,000
		39,364,000
Washington—0.64%
University of Washington,
0.140%, due 05/03/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$290,460,000)		290,460,000
Total investments (cost—$1,554,181,350
which approximates cost for federal income
tax purposes)—99.86%		1,554,181,350
Other assets in excess of liabilities—0.14%		2,144,481
Net assets—100.00%		$1,556,325,831

69

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,263,721,350	$—	$1,263,721,350
Tax-exempt
commercial paper	—	290,460,000	—	290,460,000
Total	$—	$1,554,181,350	$—	$1,554,181,350

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.19% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2013 and reset periodically.

70	See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

73

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	47 days	54 days	50 days
Net assets (bln)	$19.1	$18.6	$15.7

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Commercial paper	36.0%	42.6%	35.4%
Certificates of deposit	29.5	22.8	28.0
US government and agency obligations	17.8	21.2	19.6
Repurchase agreements	10.3	6.9	12.1
Time deposits	3.8	5.8	1.9
Short-term corporate obligations	2.5	0.7	3.0
Other assets less liabilities	0.1	0.0 [3]	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	53 days	52 days	46 days
Net assets (bln)	$12.2	$15.9	$13.0

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Repurchase agreements	55.5%	50.6%	50.1%
US government obligations	44.4	46.8	49.8
Other assets less liabilities	0.1	2.6	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	19 days	34 days	20 days
Net assets (bln)	$1.6	$1.5	$1.2

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Municipal bonds and notes	81.2%	81.0%	79.7%
Tax-exempt commercial paper	18.7	18.6	20.2
Other assets less liabilities	0.1	0.4	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

76

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77

Master Trust
Statement of operations
For the year ended April 30, 2013

Prime Master Fund
Investment income:
Interest	$55,305,557
Securities lending income
(includes $1,906, $0 and $0, respectively earned
from an affiliated entity)	4,232
55,309,789
Expenses:
Investment advisory and administration fees	19,025,947
Trustees’ fees	96,464
19,122,411
Fee waivers by investment advisor	—
Net expenses	19,122,411
Net investment income	36,187,378
Net realized gain	77,976
Net increase in net assets resulting from operations	$36,265,354

78	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$22,385,630	$2,493,314

—	—
22,385,630	2,493,314

15,297,541	1,565,331
67,086	21,371
15,364,627	1,586,702
(41,497)	(16,384)
15,323,130	1,570,318
7,062,500	922,996
156,317	79,573
$7,218,817	$1,002,569

See accompanying notes to financial statements	79

Master Trust
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
Prime Master Fund
From operations:
Net investment income	$36,187,378	$37,989,484
Net realized gain	77,976	475,186
Net increase in net assets resulting from operations	36,265,354	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	3,412,781,376	(13,919,355,966)
Net increase (decrease) in net assets	3,449,046,730	(13,880,891,296)
Net assets:
Beginning of year	15,688,562,442	29,569,453,738
End of year	$19,137,609,172	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$7,062,500	$1,277,989
Net realized gain	156,317	4,091
Net increase in net assets resulting from operations	7,218,817	1,282,080
Net increase (decrease) in net assets from
beneficial interest transactions	(826,052,247)	5,823,395,477
Net increase (decrease) in net assets	(818,833,430)	5,824,677,557
Net assets:
Beginning of year	13,044,383,738	7,219,706,181
End of year	$12,225,550,308	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$922,996	$831,420
Net realized gain	79,573	60,390
Net increase in net assets resulting from operations	1,002,569	891,810
Net increase (decrease) in net assets from
beneficial interest transactions	394,531,710	(325,884,510)
Net increase (decrease) in net assets	395,534,279	(324,992,700)
Net assets:
Beginning of year	1,160,791,552	1,485,784,252
End of year	$1,556,325,831	$1,160,791,552

80	See accompanying notes to financial statements

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81

Master Trust
Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30, 2013
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.19%
Supplemental data:
Net assets, end of year (000’s)	$19,137,609
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.05%
Supplemental data:
Net assets, end of year (000’s)	$12,225,550
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.06%
Supplemental data:
Net assets, end of year (000’s)	$1,556,326

[1] Waiver by advisor represents less than 0.005%.

82	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%[1]	0.10%
0.19%	0.21%	0.25%	1.90%

$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[1]	0.10%	0.10%[1]
0.01%	0.09%	0.12%	0.77%

$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%
0.10%[1]	0.10%	0.10%[1]	0.04%
0.06%	0.18%	0.20%	1.42%

$1,160,792	$1,485,784	$1,933,132	$2,770,040

83

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

84

Master Trust
Notes to financial statements

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements

85

Master Trust
Notes to financial statements

or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

86

Master Trust
Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

87

Master Trust
Notes to financial statements

At April 30, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,608,703, $1,023,710 and $132,548, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $21,753, $14,704 and $4,764 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2013, UBS Global AM voluntarily waived $41,497 and $16,384 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to

88

Master Trust
Notes to financial statements

transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,732,906,553
Treasury Master Fund	863,368,972
Tax-Free Master Fund	540,462,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

89

Master Trust
Notes to financial statements

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

90

Master Trust
Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2013	2012
Contributions	$57,931,411,710	$45,655,074,151
Withdrawals	(54,518,630,334)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$3,412,781,376	$(13,919,355,966)

	For the years ended April 30,
Treasury Master Fund	2013	2012
Contributions	$28,344,203,263	$27,556,159,797
Withdrawals	(29,170,255,510)	(21,732,764,320)
Net increase (decrease) in beneficial interest	$(826,052,247)	$5,823,395,477

	For the years ended April 30,
Tax-Free Master Fund	2013	2012
Contributions	$2,891,282,474	$1,077,234,035
Withdrawals	(2,496,750,764)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$394,531,710	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the year ended April 30, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Master Funds did not incur any interest or penalties.

91

Master Trust
Notes to financial statements

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

92

Master Trust
Report of independent registered public
accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

93

Master Trust

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

94

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

95

UBS Select Institutional Funds
Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

96

UBS Select Institutional Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

97

UBS Select Institutional Funds
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010	Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

98

UBS Select Institutional Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

99

UBS Select Institutional Funds
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Alan S. Bernikow; 72 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

100

UBS Select Institutional Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

101

UBS Select Institutional Funds
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

102

UBS Select Institutional Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

103

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2005

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2007). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

104

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

105

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 56	Vice President	Since 1999

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

106

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 36	Vice President	Since 2009

Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

107

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004

Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

108

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 35	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 39	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

109

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

110

UBS Select Institutional Funds
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM— Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mandy Yu*, 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Investor Funds
Annual Report
April 30, 2013

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

UBS Select Investor Funds

June 14, 2013

Dear shareholder,

We present you with the annual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (the “Funds”), for the 12 months ended April 30, 2013.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Investor Fund:
  0.01% as of April 30, 2013, unchanged from April 30, 2012.

  UBS Select Treasury Investor Fund:
  0.01% as of April 30, 2013, unchanged from April 30, 2012.

  UBS Select Tax-Free Investor Fund:
  0.01% as of April 30, 2013, unchanged from April 30, 2012.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Investor Fund
UBS Select Treasury
Investor Fund
Investment goals
(both Funds):

Maximum current income
consistent with liquidity and the
preservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset Management
(Americas) Inc.

Commencement:
UBS Select Prime Investor
Fund—August 1, 2008; UBS
Select Treasury Investor Fund—
September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free Investor
Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Investor Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. Looking back, after the Commerce Department reported 1.3% and 3.1% gross domestic product (“GDP”) growth in the US in the second and third quarters of 2012, respectively, GDP growth was a tepid 0.4% in the fourth quarter. Decelerating growth was largely driven by weakening private inventory investment, federal government spending and exports. The economy then gained some traction during the first three months of 2013, as the housing market continued to rebound and there was some modest improvement in the labor market. According to the Commerce Department’s second estimate, first quarter 2013 GDP growth was 2.4%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period, as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month.

[1] Based on the Commerce Department’s second estimate announced on April 30, 2013. Subsequent to the date of this letter, but before the report was finalized, the first quarter growth figure was revised downward to 1.8%.

2

UBS Select Investor Funds

At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed did not change its policy stance at its January, March or May 2013 meetings.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.
  The weighted average maturity (“WAM”) for the Prime Master Fund in which UBS Select Prime Investor Fund invests was 50 days when the reporting period began. Over the period, we tactically adjusted the Master Fund’s WAM. Toward the middle of the period, concerns regarding the ongoing challenges in Europe were overshadowed by the Fed’s third round of quantitative easing (“QE3”). Thus, in anticipation of further downward pressure on short-term interest rates with QE3, we increased the Master Fund’s WAM in September 2012. We later pared back the WAM and, as of April 30, 2013, the Master Fund’s WAM was 47 days.

  At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, we increased the Master Fund’s exposure to time deposits, certificates of deposit and commercial paper. In contrast, we decreased the Fund’s exposure to US government and agency obligations, repurchase agreements and short-term corporate
3

UBS Select Investor Funds

obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

  The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 46 days when the reporting period began. Over the review period, the WAM was increased and, at period end, on April 30, 2013, it was 53 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements (backed by Treasuries) and reduced its exposure to direct Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 20 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 19 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.
Q.	What factors do you believe will affect the Funds over the coming months?
A.	Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. At this time, it is impossible to predict the final version of these regulations, but the SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Investor Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund	UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund	Managing Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Elbridge T. Gerry III	Erin O. Houston
Portfolio Manager—	Portfolio Manager—
UBS Select Tax-Free Investor Fund	UBS Select Tax-Free Investor Fund
Managing Director	Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

5

UBS Select Investor Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2013. The views and opinions in the letter were current as of June 14, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice.

Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.29	0.26%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,023.51	1.30	0.26

UBS Select Treasury Investor Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.15	0.65	0.13

UBS Select Tax-Free Investor Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.15	0.65	0.13

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2] “Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.35)	(0.31)	(0.26)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.35)	(0.31)	(0.26)
Weighted average maturity[2]	47 days	54 days	50 days
Net assets (mm)	$324.5	$339.8	$358.0

UBS Select Treasury Investor Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.48)	(0.44)	(0.50)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.48)	(0.44)	(0.50)
Weighted average maturity[2]	53 days	52 days	46 days
Net assets (mm)	$323.6	$347.6	$340.6

10

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/13	10/31/12	04/30/12
Seven-day current yield after fee waivers
and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers
and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers
and/or expense reimbursements[1]	(0.66)	(0.67)	(0.65)
Seven-day effective yield before fee waivers
and/or expense reimbursements[1]	(0.66)	(0.67)	(0.65)
Weighted average maturity[2]	19 days	34 days	20 days
Net assets (mm)	$27.0	$33.5	$26.5

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Investor Funds
Statement of assets and liabilities
April 30, 2013

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund
and Tax-Free Master Fund (each a “Master Fund”), at value
(cost—$324,597,101; $323,635,450 and $27,001,277,
respectively, which approximates cost for federal
income tax purposes)	$324,597,101
Receivable from affiliate	—
Other assets	9,967
Total assets	324,607,068
Liabilities:
Payable to affiliate	25,010
Dividends payable to shareholders	2,659
Accrued expenses and other liabilities	54,246
Total liabilities	81,915
Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 324,524,691; 323,602,480
and 26,977,886 outstanding, respectively	324,524,691
Accumulated net realized gain	462
Net assets	$324,525,153
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$323,635,450	$27,001,277
4,974	5,651
11,225	5,378
323,651,649	27,012,306

—	—
2,703	239
43,903	32,488
46,606	32,727

323,602,480	26,977,886
2,563	1,693
$323,605,043	$26,979,579
$1.00	$1.00

See accompanying notes to financial statements	13

UBS Select Investor Funds
Statement of operations
For the year ended April 30, 2013

UBS Select Prime Investor Fund
Investment income:
Interest income allocated from Master	$1,031,473
Securities lending income allocated from Master	77
Expenses allocated from Master	(354,356)
Expense waiver allocated from Master	—
Net investment income allocated from Master	677,194
Expenses:
Service and distribution fees	1,239,910
Administration fees	354,252
Transfer agency fees	53,566
Professional fees	46,875
Reports and notices to shareholders	21,048
State registration fees	18,668
Trustees’ fees	16,011
Accounting fees	12,000
Insurance fees	3,740
Other expenses	17,141
1,783,211
Fee waivers and/or expense reimbursements
by administrator and distributor	(1,141,443)
Net expenses	641,768
Net investment income	35,426
Net realized gain allocated from Master	1,478
Net increase in net assets resulting from operations	$36,904
14	See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$497,819	$50,117
—	—
(342,182)	(31,398)
849	291
156,486	19,010

1,197,564	109,799
342,158	31,367
35,476	4,757
47,006	46,936
11,670	2,247
21,234	15,320
15,995	14,432
12,000	12,000
4,427	319
21,381	9,007
1,708,911	246,184

(1,586,641)	(230,313)
122,270	15,871
34,216	3,139
3,501	1,693
$37,717	$4,832

See accompanying notes to financial statements	15

UBS Select Prime Investor Fund
Statement of changes in net assets

For the years ended April 30,
2013		2012
From operations:
Net investment income	$35,426	$40,251
Net realized gain	1,478	10,830
Net increase in net assets resulting
from operations	36,904	51,081
Dividends and distributions to shareholders from:
Net investment income	(35,426)	(40,251)
Net realized gains	(5,624)	(7,612)
Total dividends and distributions to shareholders	(41,050)	(47,863)
Net decrease in net assets from
beneficial interest transactions	(33,437,197)	(117,025,542)
Net decrease in net assets	(33,441,343)	(117,022,324)
Net assets:
Beginning of year	357,966,496	474,988,820
End of year	$324,525,153	$357,966,496
Accumulated undistributed net
investment income	$—	$—

16	See accompanying notes to financial statements

UBS Select Treasury Investor Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$34,216	$27,901
Net realized gain	3,501	79
Net increase in net assets resulting
from operations	37,717	27,980
Dividends and distributions to shareholders from:
Net investment income	(34,216)	(27,901)
Net realized gains	(959)	(585)
Total dividends and distributions to shareholders	(35,175)	(28,486)
Net increase (decrease) in net assets from
beneficial interest transactions	(17,019,635)	216,698,134
Net increase (decrease) in net assets	(17,017,093)	216,697,628
Net assets:
Beginning of year	340,622,136	123,924,508
End of year	$323,605,043	$340,622,136
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	17

UBS Select Tax-Free Investor Fund
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
From operations:
Net investment income	$3,139	$3,397
Net realized gain	1,693	1,453
Net increase in net assets resulting
from operations	4,832	4,850
Dividends and distributions to shareholders from:
Net investment income	(3,139)	(3,397)
Net realized gains	(1,165)	(486)
Total dividends and distributions to shareholders	(4,304)	(3,883)
Net increase (decrease) in net assets from
beneficial interest transactions	526,462	(15,413,236)
Net increase (decrease) in net assets	526,990	(15,412,269)
Net assets:
Beginning of year	26,452,589	41,864,858
End of year	$26,979,579	$26,452,589
Accumulated undistributed net
investment income	$—	$—

18	See accompanying notes to financial statements

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19

UBS Select Prime Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Year ended April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements[4]	0.60%
Expenses after fee waivers and/or expense
reimbursements[4]	0.28%
Net investment income[4]	0.01%
Supplemental data:
Net assets, end of period (000’s)	$324,525

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

20	See accompanying notes to financial statements

Years ended April 30,			For the period August 1, 2008[1] to April 30, 2009
2012	2011	2010
$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.011
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)
(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)
$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.05%	1.08%

0.60%	0.59%	0.58%	0.60%[5]

0.29%	0.30%	0.34%	0.45%[5]
0.01%	0.01%	0.05%	0.77%[5]

$357,966	$474,989	$636,118	$1,512,224

21

UBS Select Treasury Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Year ended April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements[4]	0.60%
Expenses after fee waivers and/or expense
reimbursements[4]	0.14%
Net investment income[4]	0.01%
Supplemental data:
Net assets, end of period (000’s)	$323,605

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

22	See accompanying notes to financial statements

Years ended April 30,			For the period September 18, 2008[1] to April 30, 2009
2012	2011	2010
$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.001
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)
$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.06%

0.60%	0.64%	0.64%	0.65%[5]

0.07%	0.18%	0.21%	0.40%[5]
0.01%	0.01%	0.01%	0.06%[5]

$340,622	$123,925	$119,016	$191,772

23

UBS Select Tax-Free Investor Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Year ended April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense
reimbursements[4]	0.88%
Expenses after fee waivers and/or expense
reimbursements[4]	0.15%
Net investment income[4]	0.01%
Supplemental data:
Net assets, end of period (000’s)	$26,980

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

24	See accompanying notes to financial statements

Years ended April 30,			For the period September 22, 2008[1] to April 30, 2009
2012	2011	2010
$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.005
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
$1.00	$1.00	$1.00	$1.00
0.01%	0.02%	0.02%	0.46%

0.88%	0.74%	0.70%	0.72%[5]

0.15%	0.27%	0.28%	0.42%[5]
0.01%	0.01%	0.01%	0.55%[5]

$26,453	$41,865	$62,901	$110,497

25

UBS Select Investor Funds
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund“), UBS Select Treasury Investor Fund (“Treasury Investor Fund“), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund“) (each a “Fund“, collectively, the “Funds“) are each registered with the US Securities and Exchange Commission (“SEC“) under the Investment Company Act of 1940, as amended (“1940 Act“), as a diversified series of UBS Money Series (the “Trust“), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds“ that invest substantially all of their assets in “master funds“—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund“ and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (1.70% for Prime Investor Fund, 2.65% for Treasury Investor Fund and 1.74% for Tax-Free Investor Fund at April 30, 2013). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

26

UBS Select Investor Funds
Notes to financial statements

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB“) Accounting Standards Codification (“ASC“) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP“) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax“ differences are either considered temporary or permanent

27

UBS Select Investor Funds
Notes to financial statements

in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM“) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2013, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $27,303, $27,254, and $2,398, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At April 30, 2013, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $27,001, $24,360 and $8,569 for fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2013, UBS Global AM was contractually obligated to waive $366,286, $339,455 and $120,703, for Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund, respectively. Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

28

UBS Select Investor Funds
Notes to financial statements

At April 30, 2013, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2014	Expires April 30, 2015	Expires April 30, 2016
Prime Investor Fund	$1,269,963	$507,968	$395,709	$366,286
Treasury Investor Fund	710,576	182,030	189,091	339,455
Tax-Free Investor Fund	377,845	127,602	129,540	120,703

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US“) is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2013, the Funds were contractually obligated to pay UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets. At April 30, 2013, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $95,558, $95,390 and $8,401 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At April 30, 2013, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $70,850, $103,258 and $7,881 for these additional fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2013, voluntary additional waivers and/or reimbursements by UBS Global AM—US were as follows: Prime Investor Fund, $775,157; Treasury Investor Fund $1,247,186; and Tax-Free Investor Fund, $109,610, for these

29

UBS Select Investor Funds
Notes to financial statements

purposes; such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2013	2012
Prime Investor Fund
Shares sold	393,640,647	490,899,207
Shares repurchased	(427,116,871)	(607,971,284)
Dividends reinvested	39,027	46,535
Net decrease in shares outstanding	(33,437,197)	(117,025,542)

	For the years ended April 30,
	2013	2012
Treasury Investor Fund
Shares sold	326,214,576	649,758,469
Shares repurchased	(343,267,063)	(433,085,512)
Dividends reinvested	32,852	25,177
Net increase (decrease) in shares outstanding	(17,019,635)	216,698,134

	For the years ended April 30,
	2013	2012
Tax-Free Investor Fund
Shares sold	56,102,523	37,169,113
Shares repurchased	(55,580,234)	(52,586,187)
Dividends reinvested	4,173	3,838
Net increase (decrease) in shares outstanding	526,462	(15,413,236)

30

UBS Select Investor Funds
Notes to financial statements

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the fiscal years ended April 30, 2013 and April 30, 2012, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal years ended April 30, 2013 and April 30, 2012, was 72.93% and 87.48% tax-exempt income, 1.16% and 3.99% ordinary income, and 25.91% and 8.53% long-term capital gain, respectively.

At April 30, 2013, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $3,121 for Prime Investor Fund, (2) undistributed ordinary income of $5,266 for Treasury Investor Fund, and (3) undistributed tax-exempt income of $239 and undistributed long-term capital gains of $1,693 for Tax-Free Investor Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act“), net capital losses recognized by the Funds after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2013, none of the Funds had capital loss carryforwards.

As of and during the year ended April 30, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

31

UBS Select Investor Funds
Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Investor Fund,
UBS Select Treasury Investor Fund and
UBS Select Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

32

UBS Select Investor Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

33

UBS Select Investor Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

UBS Select Investor Funds
General information (unaudited)

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2012 as short-term capital gain dividends.

Treasury Investor Fund hereby designates 97.27% and 2.73% of the ordinary income dividends paid during the fiscal year ended April 30, 2013 as interest related dividends and qualified short-term gain dividends, respectively.

35

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—17.77%
Federal Home Loan Bank
0.160%, due 05/01/13[1]	$100,000,000	$99,993,087
0.180%, due 05/01/13[1]	150,000,000	149,997,681
0.180%, due 05/01/13[1]	150,000,000	149,997,317
0.180%, due 05/01/13[1]	150,000,000	149,996,856
0.100%, due 11/19/13[2]	50,000,000	49,971,945
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[1]	265,000,000	264,998,529
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,179,190
1.125%, due 06/15/13	600,000,000	600,686,110
0.375%, due 07/31/13	213,000,000	213,099,664
3.125%, due 08/31/13	228,900,000	231,129,107
0.500%, due 10/15/13	177,000,000	177,272,967
2.750%, due 10/31/13	250,000,000	253,218,356
2.000%, due 11/30/13	200,000,000	202,085,978
1.250%, due 02/15/14	250,000,000	252,113,781
4.000%, due 02/15/14	200,000,000	206,067,717
Total US government and agency obligations (cost—$3,400,808,285)		3,400,808,285
Time deposits—3.81%
Banking-non-US—3.81%
Credit Agricole Corporate & Investment Bank
0.170%, due 05/01/13	200,000,000	200,000,000
Natixis
0.170%, due 05/01/13	280,000,000	280,000,000
Societe Generale
0.160%, due 05/01/13	249,000,000	249,000,000
Total time deposits (cost—$729,000,000)		729,000,000

36

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—29.51%
Banking-non-US—29.51%
Bank of Nova Scotia
0.269%, due 05/20/13[1]	$232,000,000	$232,000,000
0.336%, due 07/30/13[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	205,000,000	205,000,000
BNP Paribas SA
0.250%, due 05/07/13	350,000,000	350,000,000
Canadian Imperial Bank of Commerce
0.290%, due 05/10/13[1]	181,000,000	181,000,000
Credit Industriel et Commercial
0.300%, due 06/03/13	200,000,000	200,000,000
0.300%, due 06/04/13	150,000,000	150,000,000
0.250%, due 07/12/13	200,000,000	200,000,000
Credit Suisse
0.230%, due 06/11/13	200,000,000	200,000,000
DNB Bank ASA
0.280%, due 07/08/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/15/13	125,000,000	125,000,000
Mizuho Corporate Bank Ltd.
0.130%, due 05/01/13	200,000,000	200,000,000
0.230%, due 06/03/13	100,000,000	100,000,000
Natixis
0.250%, due 05/01/13	249,000,000	249,000,000
Nordea Bank Finland
0.300%, due 06/17/13	194,000,000	194,000,000
0.250%, due 09/25/13	100,000,000	100,000,000
Norinchukin Bank Ltd.
0.150%, due 05/02/13	500,000,000	500,000,000

37

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
0.320%, due 05/28/13	$40,000,000	$39,990,415
0.320%, due 05/31/13	85,000,000	84,977,369
0.265%, due 09/06/13	60,000,000	59,943,541
0.250%, due 09/19/13	100,000,000	100,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[1]	190,000,000	190,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	56,000,000	56,000,000
0.342%, due 05/10/13[1]	64,000,000	64,000,000
0.326%, due 07/30/13[1]	30,000,000	30,000,000
Societe Generale
0.250%, due 05/01/13	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 06/06/13	150,000,000	150,000,000
0.230%, due 06/07/13	275,000,000	275,000,000
Swedbank AB
0.130%, due 05/02/13	500,000,000	500,000,000
Toronto-Dominion Bank
0.289%, due 05/15/13[1]	175,000,000	175,000,000
Total certificates of deposit (cost—$5,647,911,325)		5,647,911,325
Commercial paper[2]—35.96%
Asset backed-miscellaneous—10.44%
Atlantic Asset Securitization LLC
0.320%, due 05/10/13[1]	250,000,000	250,000,000
0.318%, due 05/28/13[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.330%, due 05/17/13[1]	250,000,000	249,993,350
0.250%, due 07/02/13[1]	200,000,000	200,000,000

38

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.230%, due 05/15/13	$25,000,000	$24,997,764
0.230%, due 05/29/13	90,000,000	89,983,900
0.220%, due 06/06/13	62,000,000	61,986,360
0.220%, due 06/14/13	140,000,000	139,962,356
Chariot Funding LLC
0.270%, due 09/10/13	50,000,000	49,950,500
LMA Americas LLC
0.210%, due 05/06/13	29,100,000	29,099,151
0.210%, due 05/13/13	30,000,000	29,997,900
0.210%, due 05/21/13	235,000,000	234,972,583
Market Street Funding LLC
0.200%, due 06/12/13	128,077,000	128,047,116
Old Line Funding LLC
0.210%, due 06/18/13	107,000,000	106,970,040
Regency Markets No. 1 LLC
0.170%, due 05/03/13	103,000,000	102,999,027
Sheffield Receivables Corp.
0.220%, due 05/16/13	50,000,000	49,995,417
		1,998,955,464
Banking-non-US—15.97%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	112,000,000	112,000,000
Banque et Caisse d’Epargne de l’Etat
0.190%, due 05/17/13	45,000,000	44,996,200
0.250%, due 07/08/13	50,000,000	49,976,389
0.260%, due 07/31/13	55,000,000	54,963,853
Barclays Bank PLC
0.500%, due 05/01/13[1,4]	400,000,000	400,000,000

39

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
DBS Bank Ltd.
0.250%, due 09/16/13	$59,220,000	$59,163,248
Erste Abwicklungsanstalt
0.200%, due 05/02/13	25,000,000	24,999,861
0.235%, due 05/24/13	50,000,000	49,992,493
0.260%, due 05/24/13	50,000,000	49,991,695
0.210%, due 06/26/13	80,000,000	79,973,867
0.330%, due 06/26/13	25,000,000	24,987,167
0.220%, due 07/29/13	100,000,000	99,945,611
0.270%, due 08/07/13	25,000,000	24,981,625
0.240%, due 09/23/13	97,000,000	96,906,233
Lloyds TSB Bank PLC
0.220%, due 06/07/13	100,000,000	99,977,389
0.210%, due 06/26/13	271,000,000	270,911,473
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/17/13	47,000,000	46,994,987
0.210%, due 07/16/13	200,000,000	199,911,333
Mizuho Funding LLC
0.230%, due 07/01/13	202,000,000	201,921,276
Nederlandse Waterschapsbank NV
0.210%, due 06/26/13	100,000,000	99,967,333
0.210%, due 06/27/13	100,000,000	99,966,750
0.220%, due 06/28/13	50,000,000	49,982,278
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 05/10/13	70,000,000	69,996,500
0.200%, due 05/30/13	100,000,000	99,983,889
0.200%, due 05/31/13	100,000,000	99,983,333
Skandinaviska Enskilda Banken AB
0.350%, due 06/10/13	158,500,000	158,438,361
Sumitomo Mitsui Banking Corp.
0.230%, due 06/13/13	175,000,000	174,951,924

40

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.290%, due 05/08/13[1,3]	$50,000,000	$50,000,000
Westpac Securities NZ Ltd.
0.364%, due 07/02/13[1,3]	100,000,000	100,000,000
0.346%, due 07/30/13[1,3]	60,000,000	60,000,000
		3,055,865,068
Banking-US—7.27%
ABN Amro Funding USA LLC
0.240%, due 06/10/13	133,000,000	132,964,533
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,719,475
0.400%, due 01/27/14	42,000,000	41,873,533
Deutsche Bank Financial LLC
0.440%, due 06/10/13	96,500,000	96,452,822
DnB NOR Bank ASA
0.260%, due 08/07/13	200,000,000	199,858,444
JPMorgan Chase & Co.
0.260%, due 07/29/13	153,000,000	152,901,655
Natixis US Finance Co. LLC
0.170%, due 05/06/13	250,000,000	249,994,097
Northern Pines Funding LLC
0.500%, due 07/01/13	150,000,000	149,872,917
0.370%, due 09/30/13	200,000,000	199,687,555
Svenska Handelsbanken Inc.
0.260%, due 08/01/13	64,000,000	63,957,476
		1,392,282,507
Energy-integrated—0.71%
Sinopec Century Bright Capital Investment Ltd.
0.260%, due 05/10/13	50,000,000	49,996,750
0.260%, due 05/14/13	35,000,000	34,996,714
0.350%, due 07/19/13	50,000,000	49,961,597
		134,955,061

41

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-non-captive diversified—1.57%
General Electric Capital Corp.
0.220%, due 06/07/13	$300,000,000	$299,932,167
Total commercial paper (cost—$6,881,990,267)		6,881,990,267
Short-term corporate obligations—2.57%
Banking-non-US—1.91%
National Australia Bank Ltd.
1.040%, due 06/11/13[1,3]	175,000,000	175,772,400
Svenska Handelsbanken
0.288%, due 05/28/13[1,3]	190,000,000	190,000,000
		365,772,400
Banking-US—0.66%
Wells Fargo Bank N.A.
0.354%, due 06/24/13[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$490,772,400)		490,772,400
Repurchase agreements—10.32%
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.080% due 05/06/13,
collateralized by $253,374,100 US Treasury
Notes, 0.875% to 1.000% due 01/31/17 to
09/30/19; (value—$255,000,082);
proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.100% due 05/06/13,
collateralized by $65,228,219 Federal Home
Loan Mortgage Corp. obligations, 2.793%
due 04/01/42 and $206,509,158 Federal
National Mortgage Association obligations,
3.000% to 4.500% due 07/01/27 to
01/01/43; (value—$255,000,000);
proceeds: $250,004,861	250,000,000	250,000,000

42

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $37,334,900
US Treasury Bonds, 4.625% due 02/15/40;
(value—$51,000,012); proceeds: $50,000,194	$50,000,000	$50,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp. 0.140% due
05/01/13, collateralized by $192,915,000
Federal Home Loan Mortgage Corp.
obligations, 1.000% to 5.250%
due 02/25/14 to 02/15/18;
(value—$204,000,738);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.140% due
05/01/13, collateralized by $127,009,512
US Treasury Notes, 0.500% to 0.750% due
05/31/13 to 10/31/17; (value—$127,500,001);
proceeds: $125,000,486	125,000,000	125,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.150% due
05/01/13, collateralized by $63,043,000 Federal
Home Loan Bank obligations, zero coupon due
10/23/13 and $88,895,000 Federal Home
Loan Mortgage Corp. obligations, 1.000%
due 08/20/14; (value—$153,000,105);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.140% due 05/01/13,
collateralized by $101,873,000 Federal
Home Loan Mortgage Corp. obligations,
0.320% to 0.600% due 12/03/14 to
10/25/16; (value—$102,000,963);
proceeds: $100,000,389	100,000,000	100,000,000

43

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.650% due 07/23/13, collateralized by
$26,926,985,657 various asset-backed
convertible bonds, zero coupon to
48.904% due 08/07/13 to 11/23/52;
(value—$481,500,166); proceeds:
$450,730,500 [1,4]	$450,000,000	$450,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010% due
05/01/13, collateralized by $460,000 Federal
National Mortgage Association obligations,
2.200% due 10/17/22; (value—$461,823);
proceeds: $448,000	448,000	448,000
Repurchase agreement dated 04/30/13
with The Toronto-Dominion Bank,
0.150% due 05/01/13, collateralized by
$147,999,277 Federal National Mortgage
Association obligations, 4.000% due
05/01/42; (value—$153,000,000);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.170% due
05/01/13, collateralized by $26,083,833
Federal Home Loan Mortgage Corp.
obligations, 2.500% to 6.000% due 12/01/27
to 10/01/42 and $267,952,794 Federal
National Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
04/01/43; (value—$255,000,000);
proceeds: $250,001,181	250,000,000	250,000,000
Total repurchase agreements (cost—$1,975,448,000)		1,975,448,000
Total investments (cost—$19,125,930,277
which approximates cost for federal
income tax purposes)—99.94%		19,125,930,277
Other assets in excess of liabilities—0.06%		11,678,895
Net assets—100.00%		$19,137,609,172

44

Prime Master Fund
Statement of net assets—April 30, 2013

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2013. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the year ended 04/30/13	Sales during the year ended 04/30/13	Value at 04/30/13	Net income earned from affiliate for the year ended 04/30/13
UBS Private Money
Market Fund LLC	$—	$500,175,000	$500,175,000	$—	$1,906

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,400,808,285	$—	$3,400,808,285
Time deposits	—	729,000,000	—	729,000,000
Certificates of
deposit	—	5,647,911,325	—	5,647,911,325
Commercial paper	—	6,881,990,267	—	6,881,990,267
Short-term
corporate
obligations	—	490,772,400	—	490,772,400
Repurchase
agreements	—	1,975,448,000	—	1,975,448,000
Total	$—	$19,125,930,277	$—	$19,125,930,277

At April 30, 2013, there were no transfers between Level 1 and Level 2.

45

Prime Master Fund
Statement of net assets—April 30, 2013

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	48.1%
Japan	11.4
France	10.6
Canada	4.6
Sweden	4.5
United Kingdom	4.0
Singapore	3.2
Australia	2.6
Germany	2.4
Netherlands	2.3
Finland	1.5
Cayman Islands	1.3
Norway	1.0
Switzerland	1.0
Luxembourg	0.8
China	0.7
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.31% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4] Illiquid securities representing 4.44% of net assets as of April 30, 2013.

46	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government obligations—44.38%
US Treasury Bills
0.050%, due 05/09/13[1]	$250,000,000	$249,996,917
0.056%, due 05/09/13[1]	250,000,000	249,997,222
0.120%, due 05/23/13[1]	250,000,000	249,981,667
0.120%, due 05/30/13[1]	150,000,000	149,985,500
0.115%, due 08/15/13[1]	200,000,000	199,932,278
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,178,384
3.625%, due 05/15/13	150,000,000	150,205,540
1.125%, due 06/15/13	717,500,000	718,322,421
0.375%, due 06/30/13	183,000,000	183,078,323
1.000%, due 07/15/13	118,000,000	118,210,007
0.375%, due 07/31/13	89,000,000	89,046,677
3.375%, due 07/31/13	219,000,000	220,748,254
0.750%, due 08/15/13	150,000,000	150,242,714
3.125%, due 08/31/13	284,000,000	286,807,699
2.750%, due 10/31/13	490,100,000	496,451,296
0.500%, due 11/15/13	125,000,000	125,197,864
0.250%, due 11/30/13	365,000,000	365,278,920
2.000%, due 11/30/13	520,000,000	525,509,303
0.750%, due 12/15/13	189,500,000	190,207,912
1.250%, due 02/15/14	125,000,000	126,066,093
4.000%, due 02/15/14	175,000,000	180,329,619
Total US government obligations (cost—$5,425,774,610)		5,425,774,610
Repurchase agreements—55.47%
Repurchase agreement dated 04/30/13 with
Bank of America Securities,
0.120% due 05/07/13, collateralized
by $834,996,400 US Treasury Notes,
0.125% to 2.375% due 06/15/13 to
09/30/16 and $191,845,200 US Treasury
Bond Principal Strips, zero coupon due
11/15/21; (value—$1,020,000,095);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000

47

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $357,086,400
US Treasury Bills, zero coupon due 08/15/13 to
09/12/13 and $37,334,900 US Treasury Bond,
4.625% due 02/15/40;
(value—$408,000,035);
proceeds: $400,001,556	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/13 with
Barclays Capital, Inc., 0.080% due 05/02/13,
collateralized by $400,045,400 US Treasury
Notes, 0.750% to 4.875% due 06/30/16 to
10/31/17, $171,317,700 US Treasury Bonds
Principal Strips, zero coupon due 08/15/26
to 11/15/41 and $708,679,614 US Treasury
Bond Strips, zero coupon due 05/15/23
to 02/15/43; (value—$1,020,000,024);
proceeds: $1,000,015,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/13 with
Barclays Capital, Inc.,
0.150% due 05/01/13, collateralized
by $158,420,200 US Treasury Bonds,
3.000% due 05/15/42 and $507,500
US Treasury Notes,0.125% due 04/30/15;
(value—$165,240,016);
proceeds: $162,000,675	162,000,000	162,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.100% due 05/07/13, collateralized by
$87,487,000 US Treasury Bills, zero coupon
due 05/02/13 to 04/03/14, $383,882,800
US Treasury Bonds, 6.125%
due 08/15/29 and $332,500,015
US Treasury Notes, 0.125% to
4.750% due 05/15/13 to 02/15/23;
(value—$1,020,022,880);
proceeds: $1,000,019,444	1,000,000,000	1,000,000,000

48

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.130% due 05/01/13, collateralized by
$628,045,100 US Treasury Notes, 0.625%
to 2.125% due 11/30/17 to 08/15/21;
(value—$647,700,040);
proceeds: $635,002,293	$635,000,000	$635,000,000
Repurchase agreement dated 04/24/13 with
Deutsche Bank Securities, Inc.,
0.060% due 05/01/13, collateralized by
$5,800,007 US Treasury Bonds,3.875%
to 4.750% due 02/15/37 to 08/15/40,
$244,867,792 US Treasury Notes, 0.250%
to 4.250% due 12/15/13 to 12/31/16,
$70,948,600 US Treasury Bond Principal
Strips, zero coupon due 08/15/27 and
$340,968,203 US Treasury Bond Strips,
zero coupon due 02/15/24 to 05/15/37;
(value—$510,000,000);
proceeds; $500,005,833	500,000,000	500,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc.,
0.140% due 05/01/13, collateralized by
$517,653,100 US Treasury Bonds, 2.750%
to 3.125% due 11/15/41 to 11/15/42 and
$336,487,900 US Treasury Notes, 0.250%
to 2.000% due 02/28/15 to 02/15/22;
(value—$875,364,161);
proceeds; $858,203,337	858,200,000	858,200,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co.,
0.070% due 05/07/13, collateralized by
$585,295,900 US Treasury Inflation Index
Notes, 1.250% to 2.500% due 07/15/16
to 07/15/20; (value—$765,000,058);
proceeds: $750,010,208	750,000,000	750,000,000

49

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.080% due
05/01/13, collateralized by $303,711,100
US Treasury Inflation Index Notes, 1.125%
to 1.875% due 07/15/13 to 01/15/21;
(value—$382,500,064);
proceeds: $375,000,833	$375,000,000	$375,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010%
due 05/01/13, collateralized by $885,000
US Treasury Note, 0.875% due 11/30/16;
(value—$902,870); proceeds: $883,000	883,000	883,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.140%
due 05/01/13, collateralized by
$98,299,700 US Treasury Notes,
0.875% to 4.750% due 05/15/14 to
01/31/17; (value—$102,000,051);
proceeds: $100,000,389	100,000,000	100,000,000
Total repurchase agreements (cost—$6,781,083,000)		6,781,083,000
Total investments (cost—$12,206,857,610
which approximates cost for federal
income tax purposes)—99.85%		12,206,857,610
Other assets in excess of liabilities—0.15%		18,692,698
Net assets—100.00%		$12,225,550,308

50

Treasury Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$5,425,774,610	$—	$5,425,774,610
Repurchase
agreements	—	6,781,083,000	—	6,781,083,000
Total	$—	$12,206,857,610	$—	$12,206,857,610

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	51

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—81.20%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.250%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.250%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts,
Series 9W),
0.250%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.76%
California State Revenue Anticipation Notes,
Series A-2,
2.500%, due 06/20/13	16,000,000	16,045,209
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.210%, VRD	9,400,000	9,400,000
San Diego County Certificates of Participation
(San Diego Foundation),
0.210%, VRD	2,000,000	2,000,000
		27,445,209

52

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—1.64%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	$11,940,000	$11,940,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.180%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.180%, VRD	3,160,000	3,160,000
Series A2,
0.180%, VRD	6,670,000	6,670,000
Series A3,
0.180%, VRD	1,700,000	1,700,000
		25,490,000
Connecticut—1.01%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,675,000	10,675,000
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,080,802
		15,755,802
District of Columbia—1.06%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.230%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,074,356
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.200%, VRD	2,500,000	2,500,000
		16,574,356

53

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—3.76%
Gainesville Utilities System Revenue, Series A,
0.210%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.200%, VRD	22,575,000	22,575,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.190%, VRD	14,200,000	14,200,000
Orange County School Board Certificates of
Participation, Series E,
0.200%, VRD	6,200,000	6,200,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.190%, VRD	13,000,000	13,000,000
		58,455,000
Georgia—2.32%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,642,236
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.260%, VRD[1,2]	4,750,000	4,750,000
Private Colleges & Universities Authority Revenue
(Emory University), Series B-1,
0.230%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority
Revenue Refunding (Mercer University), Series C,
0.240%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold),
Series B,
0.250%, VRD	3,150,000	3,150,000
		36,137,236

54

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.51%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	$8,000,000	$8,022,827
Illinois—9.12%
Chicago Board of Education Refunding
(Dedicated Revenue),
Series A-1,
0.220%, VRD	6,200,000	6,200,000
Series A-2,
0.210%, VRD	5,565,000	5,565,000
Chicago (Neighborhoods Alive 21),
Series B,
0.170%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	15,300,000	15,300,000
Chicago Sales Tax Revenue Refunding,
0.210%, VRD	32,755,000	32,755,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.200%, VRD	3,100,000	3,100,000
Subseries 2000-2,
0.200%, VRD	6,850,000	6,850,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.210%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Conevant), Series A,
0.220%, VRD	15,000,000	15,000,000

55

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.170%, VRD	$7,500,000	$7,500,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.190%, VRD	4,260,000	4,260,000
		141,870,000
Indiana—4.65%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.170%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.170%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.220%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.220%, VRD	2,150,000	2,150,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.210%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,440,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.190%, VRD	$2,595,000	$2,595,000
Kentucky—2.86%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.180%, VRD	8,225,000	8,225,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.180%, VRD	2,720,000	2,720,000
Series B,
0.180%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.180%, VRD	21,790,000	21,790,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.180%, VRD	6,140,000	6,140,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.240%, VRD	3,505,000	3,505,000
		44,595,000
Maryland—1.23%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	11,515,000	11,515,000
Series A-7,
0.260%, VRD	2,950,000	2,950,000
Series A-9,
0.250%, VRD	4,650,000	4,650,000
		19,115,000

57

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.86%
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	$3,321,000	$3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.220%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.180%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.180%, VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.260%, VRD	24,500,000	24,500,000
		44,481,000
Michigan—1.82%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.180%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,315,088
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.220%, VRD	5,320,000	5,320,000
University of Michigan, Series D-1,
0.120%, VRD	10,800,000	10,800,000
		28,335,088

58

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—1.23%
Minnesota State General Obligation Refunding,
Series F,
4.000%, due 08/01/13	$7,900,000	$7,975,831
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	5,920,320
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.200%, VRD	5,200,000	5,200,000
		19,096,151
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.180%, VRD	14,000,000	14,000,000
Series E,
0.200%, VRD	7,300,000	7,300,000
Series G,
0.170%, VRD	4,000,000	4,000,000
Series I,
0.170%, VRD	1,000,000	1,000,000
Series K,
0.180%, VRD	3,000,000	3,000,000
Series L,
0.180%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.56%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.220%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.190%, VRD	3,985,000	3,985,000

59

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.170%, VRD	$13,100,000	$13,100,000
Series D,
0.170%, VRD	4,000,000	4,000,000
		24,285,000
Nebraska—0.61%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.190%, VRD	9,430,000	9,430,000
Nevada—1.42%
City of Las Vegas, Series C,
0.210%, VRD	22,100,000	22,100,000
New York—7.64%
Long Island Power Authority, Series C,
0.230%, VRD	4,700,000	4,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-3,
0.160%, VRD	4,000,000	4,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.210%, VRD	14,000,000	14,000,000
New York City Housing Development Corp.
Multi-Family Revenue (The Crest), Series A,
0.240%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A,
(FNMA Insured),
0.200%, VRD	6,000,000	6,000,000

60

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General),
Series DD-2,
0.180%, VRD	$3,900,000	$3,900,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1,
0.190%, VRD	15,000,000	15,000,000
Series BB-5,
0.180%, VRD	11,700,000	11,700,000
New York City,
Subseries L-4,
0.180%, VRD	14,400,000	14,400,000
Subseries L-6,
0.180%, VRD	12,040,000	12,040,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.210%, VRD	3,500,000	3,500,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.210%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.200%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.210%, VRD	4,130,000	4,130,000
		118,870,000
North Carolina—5.48%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare), Series H,
0.160%, VRD	10,000,000	10,000,000

61

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.200%, VRD	$12,760,000	$12,760,000
Series C,
0.230%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.230%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.210%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.250%, VRD	5,425,000	5,425,000
Union County General Obligation Bonds, Series A,
0.200%, VRD	8,200,000	8,200,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.210%, VRD	14,695,000	14,695,000
		85,240,000
Ohio—0.45%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.240%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.200%, VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.240%, VRD[1,2]	2,845,000	2,845,000
		7,050,000
Oregon—1.54%
Oregon Health & Science University Revenue,
Series C,
0.190%, VRD	2,000,000	2,000,000

62

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon State, General Obligation, Ltd. Notes,
Series A,
2.000%, due 06/28/13	$21,500,000	$21,561,511
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.230%, VRD	400,000	400,000
		23,961,511
Pennsylvania—6.68%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.170%, VRD	15,800,000	15,800,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.200%, VRD	13,330,000	13,330,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.220%, VRD	9,000,000	9,000,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.230%, VRD	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University),
Second Series,
0.210%, VRD	7,725,000	7,725,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.220%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.200%, VRD	18,300,000	18,300,000

63

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Saint Mary Hospital Authority Health System
Revenue (Catholic East), Series B,
0.200%, VRD	$10,000,000	$10,000,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,018,213
Washington County Authority Refunding
(University of Pennsylvania),
0.190%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project), Series A,
0.230%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.230%, VRD	5,265,000	5,265,000
		104,013,213
South Carolina—0.53%
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.220%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.240%, VRD	3,150,000	3,150,000
		8,195,000
Tennessee—0.30%
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.250%, VRD	4,635,000	4,635,000

64

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—8.44%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.210%, VRD[1,2]	$7,750,000	$7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,042,803
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.170%, VRD	400,000	400,000
Subseries C-2,
0.170%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development
Corp. Revenue Refunding (Methodist
Hospital Systems),
Series A-1,
0.170%, VRD	12,325,000	12,325,000
Series A-2,
0.170%, VRD	17,740,000	17,740,000
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.220%, VRD	4,890,000	4,890,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.210%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	10,600,000	10,600,000
Texas (JP Morgan PUTTERs, Series 3238),
0.240%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.220%, VRD[1,2]	6,670,000	6,670,000
65

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State Mobility, Series B,
0.250%, VRD	$6,870,000	$6,870,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.240%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	30,000,000	30,226,154
		131,308,957
Utah—2.64%
Murray City Utah, Hospital Revenue (IHC Health
Services, Inc.), Series D,
0.170%, VRD	34,400,000	34,400,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.200%, VRD	2,535,000	2,535,000
Subseries B,
0.180%, VRD	4,215,000	4,215,000
		41,150,000
Vermont—0.49%
Winooski Special Obligation Refunding, Series A,
0.170%, VRD	7,585,000	7,585,000
Virginia—1.00%
Albermarle County Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital), Series A,
0.200%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
		15,550,000

66

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—3.06%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.240%, VRD[1,2]	$4,995,000	$4,995,000
King County Sewer Revenue (Junior Lien),
Series A,
0.230%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170)
(AGM Insured),
0.220%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.180%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority
(Multicare Health Systems), Series D,
0.170%, VRD	15,395,000	15,395,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,695,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.170%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,263,721,350)		1,263,721,350

67

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—18.66%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.64%
Yale University,
0.190%, due 06/12/13	10,000,000	10,000,000
Illinois—1.23%
Illinois Educational Facilities Authority Revenue,
0.160%, due 06/06/13	19,168,000	19,168,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.410%, due 05/09/13	20,000,000	20,000,000
Maryland—3.37%
Johns Hopkins University,
0.120%, due 05/03/13	10,000,000	10,000,000
0.120%, due 05/06/13	8,929,000	8,929,000
0.140%, due 05/20/13	7,998,000	7,998,000
0.140%, due 05/21/13	5,500,000	5,500,000
Montgomery County,
0.150%, due 05/15/13	20,000,000	20,000,000
		52,427,000
Minnesota—2.63%
Mayo Clinic,
0.170%, due 05/02/13	10,000,000	10,000,000
0.160%, due 06/17/13	20,000,000	20,000,000
University of Minnesota Regents,
0.150%, due 05/16/13	11,000,000	11,000,000
		41,000,000

68

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.87%
University of Missouri,
0.140%, due 05/03/13	$11,000,000	$11,000,000
0.150%, due 05/03/13	3,105,000	3,105,000
0.140%, due 05/20/13	15,000,000	15,000,000
		29,105,000
Tennessee—0.51%
Vanderbilt University,
0.230%, due 09/03/13	8,000,000	8,000,000
Texas—3.27%
University of Texas,
0.150%, due 06/11/13	10,000,000	10,000,000
0.150%, due 08/01/13	18,000,000	18,000,000
0.150%, due 08/05/13	10,000,000	10,000,000
0.150%, due 08/06/13	12,896,000	12,896,000
		50,896,000
Virginia—2.53%
University of Virginia,
0.140%, due 05/02/13	16,629,000	16,629,000
0.140%, due 05/13/13	7,000,000	7,000,000
0.140%, due 06/06/13	8,000,000	8,000,000
0.150%, due 06/10/13	7,735,000	7,735,000
		39,364,000
Washington—0.64%
University of Washington,
0.140%, due 05/03/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$290,460,000)		290,460,000
Total investments (cost—$1,554,181,350
which approximates cost for federal income
tax purposes)—99.86%		1,554,181,350
Other assets in excess of liabilities—0.14%		2,144,481
Net assets—100.00%		$1,556,325,831

69

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,263,721,350	$—	$1,263,721,350
Tax-exempt
commercial paper	—	290,460,000	—	290,460,000
Total	$—	$1,554,181,350	$—	$1,554,181,350

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.19% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2013 and reset periodically.

70	See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

71

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

73

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	47 days	54 days	50 days
Net assets (bln)	$19.1	$18.6	$15.7

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Commercial paper	36.0%	42.6%	35.4%
Certificates of deposit	29.5	22.8	28.0
US government and agency obligations	17.8	21.2	19.6
Repurchase agreements	10.3	6.9	12.1
Time deposits	3.8	5.8	1.9
Short-term corporate obligations	2.5	0.7	3.0
Other assets less liabilities	0.1	0.0 [3]	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

74

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	53 days	52 days	46 days
Net assets (bln)	$12.2	$15.9	$13.0

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Repurchase agreements	55.5%	50.6%	50.1%
US government obligations	44.4	46.8	49.8
Other assets less liabilities	0.1	2.6	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

75

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	19 days	34 days	20 days
Net assets (bln)	$1.6	$1.5	$1.2

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Municipal bonds and notes	81.2%	81.0%	79.7%
Tax-exempt commercial paper	18.7	18.6	20.2
Other assets less liabilities	0.1	0.4	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

76

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77

Master Trust
Statement of operations
For the year ended April 30, 2013

Prime Master Fund
Investment income:
Interest	$55,305,557
Securities lending income
(includes $1,906, $0 and $0, respectively earned
from an affiliated entity)	4,232
55,309,789
Expenses:
Investment advisory and administration fees	19,025,947
Trustees’ fees	96,464
19,122,411
Fee waivers by investment advisor	—
Net expenses	19,122,411
Net investment income	36,187,378
Net realized gain	77,976
Net increase in net assets resulting from operations	$36,265,354

78	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$22,385,630	$2,493,314

—	—
22,385,630	2,493,314

15,297,541	1,565,331
67,086	21,371
15,364,627	1,586,702
(41,497)	(16,384)
15,323,130	1,570,318
7,062,500	922,996
156,317	79,573
$7,218,817	$1,002,569

See accompanying notes to financial statements	79

Master Trust
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
Prime Master Fund
From operations:
Net investment income	$36,187,378	$37,989,484
Net realized gain	77,976	475,186
Net increase in net assets resulting from operations	36,265,354	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	3,412,781,376	(13,919,355,966)
Net increase (decrease) in net assets	3,449,046,730	(13,880,891,296)
Net assets:
Beginning of year	15,688,562,442	29,569,453,738
End of year	$19,137,609,172	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$7,062,500	$1,277,989
Net realized gain	156,317	4,091
Net increase in net assets resulting from operations	7,218,817	1,282,080
Net increase (decrease) in net assets from
beneficial interest transactions	(826,052,247)	5,823,395,477
Net increase (decrease) in net assets	(818,833,430)	5,824,677,557
Net assets:
Beginning of year	13,044,383,738	7,219,706,181
End of year	$12,225,550,308	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$922,996	$831,420
Net realized gain	79,573	60,390
Net increase in net assets resulting from operations	1,002,569	891,810
Net increase (decrease) in net assets from
beneficial interest transactions	394,531,710	(325,884,510)
Net increase (decrease) in net assets	395,534,279	(324,992,700)
Net assets:
Beginning of year	1,160,791,552	1,485,784,252
End of year	$1,556,325,831	$1,160,791,552

80	See accompanying notes to financial statements

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81

Master Trust
Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30, 2013
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.19%
Supplemental data:
Net assets, end of year (000’s)	$19,137,609
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.05%
Supplemental data:
Net assets, end of year (000’s)	$12,225,550
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.06%
Supplemental data:
Net assets, end of year (000’s)	$1,556,326

[1] Waiver by advisor represents less than 0.005%.

82	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%[1]	0.10%
0.19%	0.21%	0.25%	1.90%

$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[1]	0.10%	0.10%[1]
0.01%	0.09%	0.12%	0.77%

$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%
0.10%[1]	0.10%	0.10%[1]	0.04%
0.06%	0.18%	0.20%	1.42%

$1,160,792	$1,485,784	$1,933,132	$2,770,040

83

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

84

Master Trust
Notes to financial statements

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements

85

Master Trust
Notes to financial statements

or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

86

Master Trust
Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

87

Master Trust
Notes to financial statements

At April 30, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,608,703, $1,023,710 and $132,548, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $21,753, $14,704 and $4,764 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2013, UBS Global AM voluntarily waived $41,497 and $16,384 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to

88

Master Trust
Notes to financial statements

transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,732,906,553
Treasury Master Fund	863,368,972
Tax-Free Master Fund	540,462,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

89

Master Trust
Notes to financial statements

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

90

Master Trust
Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2013	2012
Contributions	$57,931,411,710	$45,655,074,151
Withdrawals	(54,518,630,334)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$3,412,781,376	$(13,919,355,966)

	For the years ended April 30,
Treasury Master Fund	2013	2012
Contributions	$28,344,203,263	$27,556,159,797
Withdrawals	(29,170,255,510)	(21,732,764,320)
Net increase (decrease) in beneficial interest	$(826,052,247)	$5,823,395,477

	For the years ended April 30,
Tax-Free Master Fund	2013	2012
Contributions	$2,891,282,474	$1,077,234,035
Withdrawals	(2,496,750,764)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$394,531,710	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the year ended April 30, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Master Funds did not incur any interest or penalties.

91

Master Trust
Notes to financial statements

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

92

Master Trust
Report of independent registered public
accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

93

Master Trust

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

94

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

95

UBS Select Investor Funds
Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

96

UBS Select Investor Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

97

UBS Select Investor Funds
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010

Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

98

UBS Select Investor Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

99

UBS Select Investor Funds
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Alan S. Bernikow; 72 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

100

UBS Select Investor Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

101

UBS Select Investor Funds
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

102

UBS Select Investor Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

103

UBS Select Investor Funds
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2005

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2009). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

104

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

105

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 56	Vice President	Since 1999

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

106

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 36	Vice President	Since 2009

Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993), and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

107

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since March 2013) (prior to that she was a director) (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004

Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

108

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 35	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 39	Vice President	Since 2001

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

109

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM— Americas region serves as investment advisor or manager.

Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 1998

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

110

UBS Select Investor Funds
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*, 29	Vice President	Since February 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

111

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Erin O. Houston
Vice President	Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Money Market Funds

UBS Select Capital Funds
Annual Report
April 30, 2013

UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

June 14, 2013

Dear shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (the “Funds”), for the period from their inception on July 16, 2012 through April 30, 2013 (the “reporting period”).

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

  UBS Select Prime Capital Fund: 0.05% as of April 30, 2013.

  UBS Select Treasury Capital Fund: 0.01% as of April 30, 2013.

  UBS Select Tax-Free Capital Fund: 0.01% as of April 30, 2013.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

UBS Select Prime
Capital Fund

UBS Select Treasury
Capital Fund

Investment goals
(both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:
Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:
July 16, 2012

Dividend payments:
Monthly

UBS Select Tax-Free
Capital Fund
Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Erin O. Houston
UBS Global Asset Management (Americas) Inc.

Commencement:
July 16, 2012

Dividend payments:
Monthly

1

UBS Select Capital Funds

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow during the reporting period, the pace of the expansion was mixed. Looking back, after the Commerce Department reported 1.3% and 3.1% gross domestic product (“GDP”) growth in the US in the second and third quarters of 2012, respectively, GDP growth was a tepid 0.4% in the fourth quarter. Decelerating growth was largely driven by weakening private inventory investment, federal government spending and exports. The economy then gained some traction during the first three months of 2013, as the housing market continued to rebound and there was some modest improvement in the labor market. According to the Commerce Department’s second estimate, first quarter 2013 GDP growth was 2.4%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period as it looked to meet its dual mandate of price stability and maximum employment. Throughout the reporting period, the Fed kept the federal funds rate at an extremely low level of between 0% and 0.25% and, on several occasions, extended the period it expected to keep the fed funds rate on hold. In January 2012, the Fed announced its plan to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (dubbed “Operation Twist”). At its June 2012 meeting, the Fed extended Operation Twist until the end of 2012. In September, the Fed launched a third round of quantitative easing (“QE3”), which involved purchasing $40 billion of agency mortgage-backed securities (“MBS”) on an open-ended basis each month.

[1]	Based on the Commerce Department’s second estimate announced on April 30, 2013. Subsequent to the date of this letter, but before the report was finalized, the first quarter growth figure was revised downward to 1.8%.
2

UBS Select Capital Funds

At its final meeting of the year, in December, the Fed said it would continue buying $40 billion a month of agency MBS, as well as purchase $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%,” provided inflation remains well-contained. The Fed did not change its policy stance at its January, March or May 2013 meetings.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

  For the Prime Master Fund in which UBS Select Prime Capital Fund invests, over the reporting period we tactically adjusted the Master Fund’s weighted average maturity (“WAM”). At April 30, 2013, the Master Fund’s WAM was 47 days.

  At the issuer level, we maintained a high level of diversification,   investing in smaller positions with the goals of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

  At the security level, at the end of the reporting period the Master   Fund’s largest exposure was to commercial paper, followed by certificates of deposit and US government and agency obligations. The Master Fund had smaller allocations to repurchase agreements, time deposits and short-term corporate obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Capital Funds

  The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 53 days at the end of the reporting period. At the security level, the Master Fund’s largest exposure was to repurchase agreements (backed by Treasuries), followed by direct Treasury obligations.

  The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was tactically adjusted during the reporting period based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, the Master Fund’s WAM was 19 days. From a sector perspective, we continued to focus our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

Although overall economic growth in the US economy was mixed during the reporting period, we believe it has enough momentum to continue expanding in 2013. However, it’s likely that growth will be far from robust. We also believe the Fed will maintain its accommodative monetary policy and the European sovereign debt crisis will continue to trigger periods of market volatility.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now, and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting comments on numerous issues. At this time, it is impossible to predict the final version of these regulations, but the SEC’s proposing release envisions a transition period ranging up to several years. Against this backdrop, we anticipate continuing to manage the Funds focusing on risk and liquidity.

4

UBS Select Capital Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Capital Fund	UBS Select Prime Capital Fund
UBS Select Treasury Capital Fund	UBS Select Treasury Capital Fund
UBS Select Tax-Free Capital Fund	Managing Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Elbridge T. Gerry III	Erin O. Houston
Portfolio Manager—	Portfolio Manager—
UBS Select Tax-Free Capital Fund	UBS Select Tax-Free Capital Fund
Managing Director	Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

5

UBS Select Capital Funds

This letter is intended to assist shareholders in understanding how the Funds performed during the period from July 16, 2012 (commencement of operations) through April 30, 2013. The views and opinions in the letter were current as of June 14, 2013. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.99	0.20%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.80	1.00	0.20

UBS Select Treasury Capital Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.64	0.13%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.15	0.65	0.13

UBS Select Tax-Free Capital Fund

	Beginning account value November 1, 2012	Ending account value[2] April 30, 2013	Expenses paid during period[3] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.64	0.13%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.15	0.65	0.13

[1] The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2] “Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3] Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	04/30/13	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.05%	0.10%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.05	0.10
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.06)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.06)
Weighted average maturity[2]	47 days	54 days
Net assets (mm)	$2,788.3	$2,193.8

UBS Select Treasury Capital Fund

Yields and characteristics	04/30/13	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.25)	(0.20)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.25)	(0.20)
Weighted average maturity[2]	53 days	52 days
Net assets (mm)	$1,637.0	$1,592.2

10

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	04/30/13	10/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.18)	(0.17)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.18)	(0.17)
Weighted average maturity[2]	19 days	34 days
Net assets (mm)	$758.9	$600.7

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2] Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Capital Funds
Statement of assets and liabilities
April 30, 2013

UBS Select Prime Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$2,788,690,656; $1,637,071,361 and $758,942,041, respectively, which approximates cost for federal income tax purposes)	$2,788,690,656
Other assets	49,166
Total assets	2,788,739,822
Liabilities:
Payable to affiliate	200,593
Dividends payable to shareholders	123,155
Accrued expenses and other liabilities	80,690
Total liabilities	404,438
Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,788,331,882; 1,637,020,855 and 758,853,328 outstanding, respectively	2,788,331,882
Accumulated net realized gain	3,502
Net assets	$2,788,335,384
Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$1,637,071,361	$758,942,041
41,329	27,672
1,637,112,690	758,969,713

9,652	26,602
13,103	6,834
56,879	48,225
79,634	81,661

1,637,020,855	758,853,328
12,201	34,724
$1,637,033,056	$758,888,052
$1.00	$1.00

See accompanying notes to financial statements	13

UBS Select Capital Funds
Statement of operations
For the period ended April 30, 2013

UBS Select Prime Capital Fund[1]
Investment income:
Interest income allocated from Master	$5,604,609
Securities lending income allocated from Master	502
Expenses allocated from Master	(2,007,704)
Expense waiver allocated from Master	—
Net investment income allocated from Master	3,597,407
Expenses:
Service fees	3,011,165
Administration fees	2,007,343
Transfer agency fees	140,304
Professional fees	47,949
Reports and notices to shareholders	30,398
Trustees’ fees	19,992
State registration fees	17,089
Accounting fees	9,516
Insurance fees	7,989
Other expenses	10,005
5,301,750
Fee waivers by administrator and distributor	(3,294,667)
Net expenses	2,007,083
Net investment income	1,590,324
Net realized gain allocated from Master	6,833
Net increase in net assets resulting from operations	$1,597,157

[1] Operations commenced on July 16, 2012.

14	See accompanying notes to financial statements

UBS Select Treasury Capital Fund[1]	UBS Select Tax-Free Capital Fund[1]

$1,845,615	$903,960
—	—
(1,262,860)	(598,908)
3,880	8,247
586,635	313,299

1,894,216	898,327
1,262,752	598,802
82,274	38,177
48,037	49,680
13,771	9,838
16,233	13,212
16,907	16,588
9,516	9,516
6,059	2,059
9,828	9,624
3,359,593	1,645,823
(2,899,239)	(1,392,765)
460,354	253,058
126,281	60,241
16,465	34,724
$142,746	$94,965

See accompanying notes to financial statements	15

UBS Select Prime Capital Fund
Statement of changes in net assets

For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$1,590,324
Net realized gain	6,833
Net increase in net assets resulting from operations	1,597,157
Dividends and distributions to shareholders from:
Net investment income	(1,590,324)
Net realized gains	(3,331)
Total dividends and distributions to shareholders	(1,593,655)
Net increase in net assets from beneficial interest transactions	2,788,331,882
Net increase in net assets	2,788,335,384
Net assets:
Beginning of period	—
End of period	$2,788,335,384
Accumulated undistributed net investment income	$—

[1] Commencement of operations.

16	See accompanying notes to financial statements

UBS Select Treasury Capital Fund
Statement of changes in net assets

For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$126,281
Net realized gain	16,465
Net increase in net assets resulting from operations	142,746
Dividends and distributions to shareholders from:
Net investment income	(126,281)
Net realized gains	(4,264)
Total dividends and distributions to shareholders	(130,545)
Net increase in net assets from beneficial interest transactions	1,637,020,855
Net increase in net assets	1,637,033,056
Net assets:
Beginning of period	—
End of period	$1,637,033,056
Accumulated undistributed net investment income	$—

[1] Commencement of operations.

See accompanying notes to financial statements	17

UBS Select Tax-Free Capital Fund
Statement of changes in net assets

For the period July 16, 2012[1] to April 30, 2013
From operations:
Net investment income	$60,241
Net realized gain	34,724
Net increase in net assets resulting from operations	94,965
Dividends and distributions to shareholders from:
Net investment income	(60,241)
Net increase in net assets from beneficial interest transactions	758,853,328
Net increase in net assets	758,888,052
Net assets:
Beginning of period	—
End of period	$758,888,052
Accumulated undistributed net investment income	$—

[1] Commencement of operations.

18	See accompanying notes to financial statements

UBS Select Prime Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding for the period from the commencement of operations through April 30, 2013 is presented below:

For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[3]	0.07%
Ratios to average net assets:
Expenses before fee waivers[4]	0.36%[5]
Expenses after fee waivers[4]	0.20%[5]
Net investment income[4]	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,788,335

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.
[3] Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

See accompanying notes to financial statements	19

UBS Select Treasury Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding for the period from the commencement of operations through April 30, 2013 is presented below:

For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers[4]	0.37%[5]
Expenses after fee waivers[4]	0.14%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,637,033

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

20	See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund
Financial highlights

Selected data for a share of beneficial interest outstanding for the period from the commencement of operations through April 30, 2013 is presented below:

For the period July 16, 2012[1] to April 30, 2013
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers[4]	0.37%[5]
Expenses after fee waivers[4]	0.14%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$758,888

[1] Commencement of operations.
[2] Amount represents less than $0.0005 per share.

[3] Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4] Ratios include the Fund’s share of income and expenses allocated from the Master.
[5] Annualized.

See accompanying notes to financial statements	21

UBS Select Capital Funds
Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Capital Fund (“Prime Capital Fund”), UBS Select Treasury Capital Fund (“Treasury Capital Fund”), and UBS Select Tax-Free Capital Fund (“Tax-Free Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds” – Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (14.57% for Prime Capital Fund, 13.39% for Treasury Capital Fund and 48.76% for Tax-Free Capital Fund at April 30, 2013). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

22

UBS Select Capital Funds
Notes to financial statements

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

23

UBS Select Capital Funds
Notes to financial statements

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2013, Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund owed UBS Global AM $247,816, $133,062 and $65,987, respectively, for administrative services.

The Funds and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its administration fees and/or

24

UBS Select Capital Funds
Notes to financial statements

reimburse certain operating expenses, and to cause its affiliate UBS Global Asset Management (US) Inc. (“UBS Global AM–US”) to waive its shareholder servicing fee, so that each Fund’s total ordinary annual operating expenses through August 31, 2013 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. At April 30, 2013, UBS Global AM owed Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund $47,223, $18,206 and $20,346 for administration fee waivers and/or expense reimbursements, respectively. (Information regarding waiver of the shareholder servicing fees payable to UBS Global AM–US appears further below.) For the year ended April 30, 2013, UBS Global AM was contractually obligated to waive administration fees of $283,502, $198,795 and $140,469 for Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively. Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those years to exceed such expense cap.

UBS Global AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2013, UBS Global AM owed Treasury Capital Fund and Tax-Free Capital Fund $105,204 and $19,039, respectively, for these additional voluntary fee waivers. For the year ended April 30, 2013, UBS Global AM voluntarily waived $806,228 and $353,969 for Treasury Capital Fund and Tax-Free Capital Fund, respectively, for that purpose; such additional amounts are not subject to future recoupment.

25

UBS Select Capital Funds
Notes to financial statements

At April 30, 2013, the following Funds had remaining administration and shareholder servicing fee waivers subject to repayment to UBS Global AM:

Fund	Fee waivers/expense reimbursements subject to repayment	Expires April 30, 2016
Prime Capital Fund	$3,294,667	$3,294,667
Treasury Capital Fund	2,093,011	2,093,011
Tax-Free Capital Fund	1,038,796	1,038,796

Shareholder services plan
UBS Global AM–US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS Global AM–US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM–US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2013, as explained above. At April 30, 2013, given the impact of contractual fee waivers, the Funds did not owe UBS Global AM–US for shareholder services fees. For the year ended April 30, 2013, UBS Global AM–US waived $3,011,165, $1,894,216 and $898,327 (for Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund, respectively) otherwise payable to it under the shareholder services plans.

26

UBS Select Capital Funds
Notes to financial statements

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Capital Fund	For the period July 16, 2012[1] to April 30, 2013
Shares sold	33,464,227,610
Shares repurchased	(30,677,270,260)
Dividends reinvested	1,374,532
Net increase in shares outstanding	2,788,331,882

Treasury Capital Fund	For the period July 16, 2012[1] to April 30, 2013
Shares sold	14,964,804,979
Shares repurchased	(13,327,895,766)
Dividends reinvested	111,642
Net increase in shares outstanding	1,637,020,855

Tax-Free Capital Fund	For the period July 16, 2012[1] to April 30, 2013
Shares sold	7,201,946,413
Shares repurchased	(6,443,144,653)
Dividends reinvested	51,568
Net increase in shares outstanding	758,853,328

[1] Commencement of operations.

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

27

UBS Select Capital Funds
Notes to financial statements

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the fiscal year ended April 30, 2013, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal year ended April 30, 2013, was 100% tax-exempt income.

At April 30, 2013, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $126,657 for Prime Capital Fund, (2) undistributed ordinary income of $25,304 for Treasury Capital Fund, and (3) undistributed tax-exempt income of $6,834 and undistributed long-term capital gains of $34,724 for Tax-Free Capital Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 31, 2010, may be carried forward indefinitely, and retain their character as short term and/or long term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2013, none of the Funds had capital loss carryforwards.

As of and during the year ended April 30, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Select Capital Funds
Report of independent registered public
accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Capital Fund,
UBS Select Treasury Capital Fund and
UBS Select Tax-Free Capital Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 16, 2012 (commencement of operations) to April 30, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

29

UBS Select Capital Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund at April 30, 2013, and the results of their operations, the changes in their net assets, and the financial highlights for the period from July 16, 2012 to April 30, 2013, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

30

UBS Select Capital Funds
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

31

UBS Select Capital Funds
General information (unaudited)

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2012 as short-term capital gain dividends.

Treasury Capital Fund hereby designates 96.73% and 3.27% of the ordinary income dividends paid during the fiscal year ended April 30, 2013 as interest related dividends and qualified short-term gain dividends, respectively.

32

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—17.77%
Federal Home Loan Bank
0.160%, due 05/01/13[1]	$100,000,000	$99,993,087
0.180%, due 05/01/13[1]	150,000,000	149,997,681
0.180%, due 05/01/13[1]	150,000,000	149,997,317
0.180%, due 05/01/13[1]	150,000,000	149,996,856
0.100%, due 11/19/13[2]	50,000,000	49,971,945
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[1]	265,000,000	264,998,529
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,179,190
1.125%, due 06/15/13	600,000,000	600,686,110
0.375%, due 07/31/13	213,000,000	213,099,664
3.125%, due 08/31/13	228,900,000	231,129,107
0.500%, due 10/15/13	177,000,000	177,272,967
2.750%, due 10/31/13	250,000,000	253,218,356
2.000%, due 11/30/13	200,000,000	202,085,978
1.250%, due 02/15/14	250,000,000	252,113,781
4.000%, due 02/15/14	200,000,000	206,067,717
Total US government and agency obligations (cost—$3,400,808,285)		3,400,808,285
Time deposits—3.81%
Banking-non-US—3.81%
Credit Agricole Corporate & Investment Bank
0.170%, due 05/01/13	200,000,000	200,000,000
Natixis
0.170%, due 05/01/13	280,000,000	280,000,000
Societe Generale
0.160%, due 05/01/13	249,000,000	249,000,000
Total time deposits (cost—$729,000,000)		729,000,000

33

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—29.51%
Banking-non-US—29.51%
Bank of Nova Scotia
0.269%, due 05/20/13[1]	$232,000,000	$232,000,000
0.336%, due 07/30/13[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	205,000,000	205,000,000
BNP Paribas SA
0.250%, due 05/07/13	350,000,000	350,000,000
Canadian Imperial Bank of Commerce
0.290%, due 05/10/13[1]	181,000,000	181,000,000
Credit Industriel et Commercial
0.300%, due 06/03/13	200,000,000	200,000,000
0.300%, due 06/04/13	150,000,000	150,000,000
0.250%, due 07/12/13	200,000,000	200,000,000
Credit Suisse
0.230%, due 06/11/13	200,000,000	200,000,000
DNB Bank ASA
0.280%, due 07/08/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/15/13	125,000,000	125,000,000
Mizuho Corporate Bank Ltd.
0.130%, due 05/01/13	200,000,000	200,000,000
0.230%, due 06/03/13	100,000,000	100,000,000
Natixis
0.250%, due 05/01/13	249,000,000	249,000,000
Nordea Bank Finland
0.300%, due 06/17/13	194,000,000	194,000,000
0.250%, due 09/25/13	100,000,000	100,000,000
Norinchukin Bank Ltd.
0.150%, due 05/02/13	500,000,000	500,000,000

34

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
0.320%, due 05/28/13	$40,000,000	$39,990,415
0.320%, due 05/31/13	85,000,000	84,977,369
0.265%, due 09/06/13	60,000,000	59,943,541
0.250%, due 09/19/13	100,000,000	100,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[1]	190,000,000	190,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	56,000,000	56,000,000
0.342%, due 05/10/13[1]	64,000,000	64,000,000
0.326%, due 07/30/13[1]	30,000,000	30,000,000
Societe Generale
0.250%, due 05/01/13	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 06/06/13	150,000,000	150,000,000
0.230%, due 06/07/13	275,000,000	275,000,000
Swedbank AB
0.130%, due 05/02/13	500,000,000	500,000,000
Toronto-Dominion Bank
0.289%, due 05/15/13[1]	175,000,000	175,000,000
Total certificates of deposit (cost—$5,647,911,325)		5,647,911,325
Commercial paper[2]—35.96%
Asset backed-miscellaneous—10.44%
Atlantic Asset Securitization LLC
0.320%, due 05/10/13[1]	250,000,000	250,000,000
0.318%, due 05/28/13[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.330%, due 05/17/13[1]	250,000,000	249,993,350
0.250%, due 07/02/13[1]	200,000,000	200,000,000

35

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.230%, due 05/15/13	$25,000,000	$24,997,764
0.230%, due 05/29/13	90,000,000	89,983,900
0.220%, due 06/06/13	62,000,000	61,986,360
0.220%, due 06/14/13	140,000,000	139,962,356
Chariot Funding LLC
0.270%, due 09/10/13	50,000,000	49,950,500
LMA Americas LLC
0.210%, due 05/06/13	29,100,000	29,099,151
0.210%, due 05/13/13	30,000,000	29,997,900
0.210%, due 05/21/13	235,000,000	234,972,583
Market Street Funding LLC
0.200%, due 06/12/13	128,077,000	128,047,116
Old Line Funding LLC
0.210%, due 06/18/13	107,000,000	106,970,040
Regency Markets No. 1 LLC
0.170%, due 05/03/13	103,000,000	102,999,027
Sheffield Receivables Corp.
0.220%, due 05/16/13	50,000,000	49,995,417
		1,998,955,464
Banking-non-US—15.97%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	112,000,000	112,000,000
Banque et Caisse d’Epargne de l’Etat
0.190%, due 05/17/13	45,000,000	44,996,200
0.250%, due 07/08/13	50,000,000	49,976,389
0.260%, due 07/31/13	55,000,000	54,963,853
Barclays Bank PLC
0.500%, due 05/01/13[1,4]	400,000,000	400,000,000

36

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
DBS Bank Ltd.
0.250%, due 09/16/13	$59,220,000	$59,163,248
Erste Abwicklungsanstalt
0.200%, due 05/02/13	25,000,000	24,999,861
0.235%, due 05/24/13	50,000,000	49,992,493
0.260%, due 05/24/13	50,000,000	49,991,695
0.210%, due 06/26/13	80,000,000	79,973,867
0.330%, due 06/26/13	25,000,000	24,987,167
0.220%, due 07/29/13	100,000,000	99,945,611
0.270%, due 08/07/13	25,000,000	24,981,625
0.240%, due 09/23/13	97,000,000	96,906,233
Lloyds TSB Bank PLC
0.220%, due 06/07/13	100,000,000	99,977,389
0.210%, due 06/26/13	271,000,000	270,911,473
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/17/13	47,000,000	46,994,987
0.210%, due 07/16/13	200,000,000	199,911,333
Mizuho Funding LLC
0.230%, due 07/01/13	202,000,000	201,921,276
Nederlandse Waterschapsbank NV
0.210%, due 06/26/13	100,000,000	99,967,333
0.210%, due 06/27/13	100,000,000	99,966,750
0.220%, due 06/28/13	50,000,000	49,982,278
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 05/10/13	70,000,000	69,996,500
0.200%, due 05/30/13	100,000,000	99,983,889
0.200%, due 05/31/13	100,000,000	99,983,333
Skandinaviska Enskilda Banken AB
0.350%, due 06/10/13	158,500,000	158,438,361
Sumitomo Mitsui Banking Corp.
0.230%, due 06/13/13	175,000,000	174,951,924

37

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.290%, due 05/08/13[1,3]	$50,000,000	$50,000,000
Westpac Securities NZ Ltd.
0.364%, due 07/02/13[1,3]	100,000,000	100,000,000
0.346%, due 07/30/13[1,3]	60,000,000	60,000,000
		3,055,865,068
Banking-US—7.27%
ABN Amro Funding USA LLC
0.240%, due 06/10/13	133,000,000	132,964,533
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,719,475
0.400%, due 01/27/14	42,000,000	41,873,533
Deutsche Bank Financial LLC
0.440%, due 06/10/13	96,500,000	96,452,822
DnB NOR Bank ASA
0.260%, due 08/07/13	200,000,000	199,858,444
JPMorgan Chase & Co.
0.260%, due 07/29/13	153,000,000	152,901,655
Natixis US Finance Co. LLC
0.170%, due 05/06/13	250,000,000	249,994,097
Northern Pines Funding LLC
0.500%, due 07/01/13	150,000,000	149,872,917
0.370%, due 09/30/13	200,000,000	199,687,555
Svenska Handelsbanken Inc.
0.260%, due 08/01/13	64,000,000	63,957,476
		1,392,282,507
Energy-integrated—0.71%
Sinopec Century Bright Capital Investment Ltd.
0.260%, due 05/10/13	50,000,000	49,996,750
0.260%, due 05/14/13	35,000,000	34,996,714
0.350%, due 07/19/13	50,000,000	49,961,597
		134,955,061

38

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-non-captive diversified—1.57%
General Electric Capital Corp.
0.220%, due 06/07/13	$300,000,000	$299,932,167
Total commercial paper (cost—$6,881,990,267)		6,881,990,267
Short-term corporate obligations—2.57%
Banking-non-US—1.91%
National Australia Bank Ltd.
1.040%, due 06/11/13[1,3]	175,000,000	175,772,400
Svenska Handelsbanken
0.288%, due 05/28/13[1,3]	190,000,000	190,000,000
		365,772,400
Banking-US—0.66%
Wells Fargo Bank N.A.
0.354%, due 06/24/13[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$490,772,400)		490,772,400
Repurchase agreements—10.32%
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.080% due 05/06/13,
collateralized by $253,374,100 US Treasury
Notes, 0.875% to 1.000% due 01/31/17 to
09/30/19; (value—$255,000,082);
proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.100% due 05/06/13,
collateralized by $65,228,219 Federal Home
Loan Mortgage Corp. obligations, 2.793%
due 04/01/42 and $206,509,158 Federal
National Mortgage Association obligations,
3.000% to 4.500% due 07/01/27 to
01/01/43; (value—$255,000,000);
proceeds: $250,004,861	250,000,000	250,000,000

39

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $37,334,900
US Treasury Bonds, 4.625% due 02/15/40;
(value—$51,000,012); proceeds: $50,000,194	$50,000,000	$50,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp. 0.140% due
05/01/13, collateralized by $192,915,000
Federal Home Loan Mortgage Corp.
obligations, 1.000% to 5.250%
due 02/25/14 to 02/15/18;
(value—$204,000,738);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.140% due
05/01/13, collateralized by $127,009,512
US Treasury Notes, 0.500% to 0.750% due
05/31/13 to 10/31/17; (value—$127,500,001);
proceeds: $125,000,486	125,000,000	125,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.150% due
05/01/13, collateralized by $63,043,000 Federal
Home Loan Bank obligations, zero coupon due
10/23/13 and $88,895,000 Federal Home
Loan Mortgage Corp. obligations, 1.000%
due 08/20/14; (value—$153,000,105);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.140% due 05/01/13,
collateralized by $101,873,000 Federal
Home Loan Mortgage Corp. obligations,
0.320% to 0.600% due 12/03/14 to
10/25/16; (value—$102,000,963);
proceeds: $100,000,389	100,000,000	100,000,000

40

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.650% due 07/23/13, collateralized by
$26,926,985,657 various asset-backed
convertible bonds, zero coupon to
48.904% due 08/07/13 to 11/23/52;
(value—$481,500,166); proceeds:
$450,730,500 [1,4]	$450,000,000	$450,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010% due
05/01/13, collateralized by $460,000 Federal
National Mortgage Association obligations,
2.200% due 10/17/22; (value—$461,823);
proceeds: $448,000	448,000	448,000
Repurchase agreement dated 04/30/13
with The Toronto-Dominion Bank,
0.150% due 05/01/13, collateralized by
$147,999,277 Federal National Mortgage
Association obligations, 4.000% due
05/01/42; (value—$153,000,000);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.170% due
05/01/13, collateralized by $26,083,833
Federal Home Loan Mortgage Corp.
obligations, 2.500% to 6.000% due 12/01/27
to 10/01/42 and $267,952,794 Federal
National Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
04/01/43; (value—$255,000,000);
proceeds: $250,001,181	250,000,000	250,000,000
Total repurchase agreements (cost—$1,975,448,000)		1,975,448,000
Total investments (cost—$19,125,930,277
which approximates cost for federal
income tax purposes)—99.94%		19,125,930,277
Other assets in excess of liabilities—0.06%		11,678,895
Net assets—100.00%		$19,137,609,172

41

Prime Master Fund
Statement of net assets—April 30, 2013

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2013. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the year ended 04/30/13	Sales during the year ended 04/30/13	Value at 04/30/13	Net income earned from affiliate for the year ended 04/30/13
UBS Private Money
Market Fund LLC	$—	$500,175,000	$500,175,000	$—	$1,906

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,400,808,285	$—	$3,400,808,285
Time deposits	—	729,000,000	—	729,000,000
Certificates of
deposit	—	5,647,911,325	—	5,647,911,325
Commercial paper	—	6,881,990,267	—	6,881,990,267
Short-term
corporate
obligations	—	490,772,400	—	490,772,400
Repurchase
agreements	—	1,975,448,000	—	1,975,448,000
Total	$—	$19,125,930,277	$—	$19,125,930,277

At April 30, 2013, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund
Statement of net assets—April 30, 2013

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	48.1%
Japan	11.4
France	10.6
Canada	4.6
Sweden	4.5
United Kingdom	4.0
Singapore	3.2
Australia	2.6
Germany	2.4
Netherlands	2.3
Finland	1.5
Cayman Islands	1.3
Norway	1.0
Switzerland	1.0
Luxembourg	0.8
China	0.7
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.31% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4] Illiquid securities representing 4.44% of net assets as of April 30, 2013.

See accompanying notes to financial statements	43

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government obligations—44.38%
US Treasury Bills
0.050%, due 05/09/13[1]	$250,000,000	$249,996,917
0.056%, due 05/09/13[1]	250,000,000	249,997,222
0.120%, due 05/23/13[1]	250,000,000	249,981,667
0.120%, due 05/30/13[1]	150,000,000	149,985,500
0.115%, due 08/15/13[1]	200,000,000	199,932,278
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,178,384
3.625%, due 05/15/13	150,000,000	150,205,540
1.125%, due 06/15/13	717,500,000	718,322,421
0.375%, due 06/30/13	183,000,000	183,078,323
1.000%, due 07/15/13	118,000,000	118,210,007
0.375%, due 07/31/13	89,000,000	89,046,677
3.375%, due 07/31/13	219,000,000	220,748,254
0.750%, due 08/15/13	150,000,000	150,242,714
3.125%, due 08/31/13	284,000,000	286,807,699
2.750%, due 10/31/13	490,100,000	496,451,296
0.500%, due 11/15/13	125,000,000	125,197,864
0.250%, due 11/30/13	365,000,000	365,278,920
2.000%, due 11/30/13	520,000,000	525,509,303
0.750%, due 12/15/13	189,500,000	190,207,912
1.250%, due 02/15/14	125,000,000	126,066,093
4.000%, due 02/15/14	175,000,000	180,329,619
Total US government obligations (cost—$5,425,774,610)		5,425,774,610
Repurchase agreements—55.47%
Repurchase agreement dated 04/30/13 with
Bank of America Securities,
0.120% due 05/07/13, collateralized
by $834,996,400 US Treasury Notes,
0.125% to 2.375% due 06/15/13 to
09/30/16 and $191,845,200 US Treasury
Bond Principal Strips, zero coupon due
11/15/21; (value—$1,020,000,095);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000
44

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $357,086,400
US Treasury Bills, zero coupon due 08/15/13 to
09/12/13 and $37,334,900 US Treasury Bond,
4.625% due 02/15/40;
(value—$408,000,035);
proceeds: $400,001,556	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/13 with
Barclays Capital, Inc., 0.080% due 05/02/13,
collateralized by $400,045,400 US Treasury
Notes, 0.750% to 4.875% due 06/30/16 to
10/31/17, $171,317,700 US Treasury Bonds
Principal Strips, zero coupon due 08/15/26
to 11/15/41 and $708,679,614 US Treasury
Bond Strips, zero coupon due 05/15/23
to 02/15/43; (value—$1,020,000,024);
proceeds: $1,000,015,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/13 with
Barclays Capital, Inc.,
0.150% due 05/01/13, collateralized
by $158,420,200 US Treasury Bonds,
3.000% due 05/15/42 and $507,500
US Treasury Notes,0.125% due 04/30/15;
(value—$165,240,016);
proceeds: $162,000,675	162,000,000	162,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.100% due 05/07/13, collateralized by
$87,487,000 US Treasury Bills, zero coupon
due 05/02/13 to 04/03/14, $383,882,800
US Treasury Bonds, 6.125%
due 08/15/29 and $332,500,015
US Treasury Notes, 0.125% to
4.750% due 05/15/13 to 02/15/23;
(value—$1,020,022,880);
proceeds: $1,000,019,444	1,000,000,000	1,000,000,000

45

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.130% due 05/01/13, collateralized by
$628,045,100 US Treasury Notes, 0.625%
to 2.125% due 11/30/17 to 08/15/21;
(value—$647,700,040);
proceeds: $635,002,293	$635,000,000	$635,000,000
Repurchase agreement dated 04/24/13 with
Deutsche Bank Securities, Inc.,
0.060% due 05/01/13, collateralized by
$5,800,007 US Treasury Bonds,3.875%
to 4.750% due 02/15/37 to 08/15/40,
$244,867,792 US Treasury Notes, 0.250%
to 4.250% due 12/15/13 to 12/31/16,
$70,948,600 US Treasury Bond Principal
Strips, zero coupon due 08/15/27 and
$340,968,203 US Treasury Bond Strips,
zero coupon due 02/15/24 to 05/15/37;
(value—$510,000,000);
proceeds; $500,005,833	500,000,000	500,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc.,
0.140% due 05/01/13, collateralized by
$517,653,100 US Treasury Bonds, 2.750%
to 3.125% due 11/15/41 to 11/15/42 and
$336,487,900 US Treasury Notes, 0.250%
to 2.000% due 02/28/15 to 02/15/22;
(value—$875,364,161);
proceeds; $858,203,337	858,200,000	858,200,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co.,
0.070% due 05/07/13, collateralized by
$585,295,900 US Treasury Inflation Index
Notes, 1.250% to 2.500% due 07/15/16
to 07/15/20; (value—$765,000,058);
proceeds: $750,010,208	750,000,000	750,000,000

46

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.080% due
05/01/13, collateralized by $303,711,100
US Treasury Inflation Index Notes, 1.125%
to 1.875% due 07/15/13 to 01/15/21;
(value—$382,500,064);
proceeds: $375,000,833	$375,000,000	$375,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010%
due 05/01/13, collateralized by $885,000
US Treasury Note, 0.875% due 11/30/16;
(value—$902,870); proceeds: $883,000	883,000	883,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.140%
due 05/01/13, collateralized by
$98,299,700 US Treasury Notes,
0.875% to 4.750% due 05/15/14 to
01/31/17; (value—$102,000,051);
proceeds: $100,000,389	100,000,000	100,000,000
Total repurchase agreements (cost—$6,781,083,000)		6,781,083,000
Total investments (cost—$12,206,857,610
which approximates cost for federal
income tax purposes)—99.85%		12,206,857,610
Other assets in excess of liabilities—0.15%		18,692,698
Net assets—100.00%		$12,225,550,308

47

Treasury Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$5,425,774,610	$—	$5,425,774,610
Repurchase
agreements	—	6,781,083,000	—	6,781,083,000
Total	$—	$12,206,857,610	$—	$12,206,857,610

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

48	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—81.20%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.250%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.250%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts,
Series 9W),
0.250%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.76%
California State Revenue Anticipation Notes,
Series A-2,
2.500%, due 06/20/13	16,000,000	16,045,209
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.210%, VRD	9,400,000	9,400,000
San Diego County Certificates of Participation
(San Diego Foundation),
0.210%, VRD	2,000,000	2,000,000
		27,445,209

49

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—1.64%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	$11,940,000	$11,940,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.180%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.180%, VRD	3,160,000	3,160,000
Series A2,
0.180%, VRD	6,670,000	6,670,000
Series A3,
0.180%, VRD	1,700,000	1,700,000
		25,490,000
Connecticut—1.01%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,675,000	10,675,000
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,080,802
		15,755,802
District of Columbia—1.06%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.230%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,074,356
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.200%, VRD	2,500,000	2,500,000
		16,574,356

50

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—3.76%
Gainesville Utilities System Revenue, Series A,
0.210%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.200%, VRD	22,575,000	22,575,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.190%, VRD	14,200,000	14,200,000
Orange County School Board Certificates of
Participation, Series E,
0.200%, VRD	6,200,000	6,200,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.190%, VRD	13,000,000	13,000,000
		58,455,000
Georgia—2.32%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,642,236
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.260%, VRD[1,2]	4,750,000	4,750,000
Private Colleges & Universities Authority Revenue
(Emory University), Series B-1,
0.230%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority
Revenue Refunding (Mercer University), Series C,
0.240%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold),
Series B,
0.250%, VRD	3,150,000	3,150,000
		36,137,236

51

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.51%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	$8,000,000	$8,022,827
Illinois—9.12%
Chicago Board of Education Refunding
(Dedicated Revenue),
Series A-1,
0.220%, VRD	6,200,000	6,200,000
Series A-2,
0.210%, VRD	5,565,000	5,565,000
Chicago (Neighborhoods Alive 21),
Series B,
0.170%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	15,300,000	15,300,000
Chicago Sales Tax Revenue Refunding,
0.210%, VRD	32,755,000	32,755,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.200%, VRD	3,100,000	3,100,000
Subseries 2000-2,
0.200%, VRD	6,850,000	6,850,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.210%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Conevant), Series A,
0.220%, VRD	15,000,000	15,000,000

52

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.170%, VRD	$7,500,000	$7,500,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.190%, VRD	4,260,000	4,260,000
		141,870,000
Indiana—4.65%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.170%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.170%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.220%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.220%, VRD	2,150,000	2,150,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.210%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,440,000

53

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.190%, VRD	$2,595,000	$2,595,000
Kentucky—2.86%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.180%, VRD	8,225,000	8,225,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.180%, VRD	2,720,000	2,720,000
Series B,
0.180%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.180%, VRD	21,790,000	21,790,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.180%, VRD	6,140,000	6,140,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.240%, VRD	3,505,000	3,505,000
		44,595,000
Maryland—1.23%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	11,515,000	11,515,000
Series A-7,
0.260%, VRD	2,950,000	2,950,000
Series A-9,
0.250%, VRD	4,650,000	4,650,000
		19,115,000

54

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.86%
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	$3,321,000	$3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.220%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.180%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.180%, VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.260%, VRD	24,500,000	24,500,000
		44,481,000
Michigan—1.82%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.180%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,315,088
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.220%, VRD	5,320,000	5,320,000
University of Michigan, Series D-1,
0.120%, VRD	10,800,000	10,800,000
		28,335,088

55

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—1.23%
Minnesota State General Obligation Refunding,
Series F,
4.000%, due 08/01/13	$7,900,000	$7,975,831
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	5,920,320
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.200%, VRD	5,200,000	5,200,000
		19,096,151
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.180%, VRD	14,000,000	14,000,000
Series E,
0.200%, VRD	7,300,000	7,300,000
Series G,
0.170%, VRD	4,000,000	4,000,000
Series I,
0.170%, VRD	1,000,000	1,000,000
Series K,
0.180%, VRD	3,000,000	3,000,000
Series L,
0.180%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.56%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.220%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.190%, VRD	3,985,000	3,985,000

56

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.170%, VRD	$13,100,000	$13,100,000
Series D,
0.170%, VRD	4,000,000	4,000,000
		24,285,000
Nebraska—0.61%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.190%, VRD	9,430,000	9,430,000
Nevada—1.42%
City of Las Vegas, Series C,
0.210%, VRD	22,100,000	22,100,000
New York—7.64%
Long Island Power Authority, Series C,
0.230%, VRD	4,700,000	4,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-3,
0.160%, VRD	4,000,000	4,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.210%, VRD	14,000,000	14,000,000
New York City Housing Development Corp.
Multi-Family Revenue (The Crest), Series A,
0.240%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A,
(FNMA Insured),
0.200%, VRD	6,000,000	6,000,000

57

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General),
Series DD-2,
0.180%, VRD	$3,900,000	$3,900,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1,
0.190%, VRD	15,000,000	15,000,000
Series BB-5,
0.180%, VRD	11,700,000	11,700,000
New York City,
Subseries L-4,
0.180%, VRD	14,400,000	14,400,000
Subseries L-6,
0.180%, VRD	12,040,000	12,040,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.210%, VRD	3,500,000	3,500,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.210%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.200%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.210%, VRD	4,130,000	4,130,000
		118,870,000
North Carolina—5.48%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare), Series H,
0.160%, VRD	10,000,000	10,000,000

58

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.200%, VRD	$12,760,000	$12,760,000
Series C,
0.230%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.230%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.210%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.250%, VRD	5,425,000	5,425,000
Union County General Obligation Bonds, Series A,
0.200%, VRD	8,200,000	8,200,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.210%, VRD	14,695,000	14,695,000
		85,240,000
Ohio—0.45%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.240%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.200%, VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.240%, VRD[1,2]	2,845,000	2,845,000
		7,050,000
Oregon—1.54%
Oregon Health & Science University Revenue,
Series C,
0.190%, VRD	2,000,000	2,000,000

59

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon State, General Obligation, Ltd. Notes,
Series A,
2.000%, due 06/28/13	$21,500,000	$21,561,511
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.230%, VRD	400,000	400,000
		23,961,511
Pennsylvania—6.68%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.170%, VRD	15,800,000	15,800,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.200%, VRD	13,330,000	13,330,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.220%, VRD	9,000,000	9,000,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.230%, VRD	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University),
Second Series,
0.210%, VRD	7,725,000	7,725,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.220%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.200%, VRD	18,300,000	18,300,000

60

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Saint Mary Hospital Authority Health System
Revenue (Catholic East), Series B,
0.200%, VRD	$10,000,000	$10,000,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,018,213
Washington County Authority Refunding
(University of Pennsylvania),
0.190%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project), Series A,
0.230%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.230%, VRD	5,265,000	5,265,000
		104,013,213
South Carolina—0.53%
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.220%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.240%, VRD	3,150,000	3,150,000
		8,195,000
Tennessee—0.30%
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.250%, VRD	4,635,000	4,635,000

61

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—8.44%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.210%, VRD[1,2]	$7,750,000	$7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,042,803
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.170%, VRD	400,000	400,000
Subseries C-2,
0.170%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development
Corp. Revenue Refunding (Methodist
Hospital Systems),
Series A-1,
0.170%, VRD	12,325,000	12,325,000
Series A-2,
0.170%, VRD	17,740,000	17,740,000
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.220%, VRD	4,890,000	4,890,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.210%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	10,600,000	10,600,000
Texas (JP Morgan PUTTERs, Series 3238),
0.240%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.220%, VRD[1,2]	6,670,000	6,670,000

62

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State Mobility, Series B,
0.250%, VRD	$6,870,000	$6,870,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.240%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	30,000,000	30,226,154
		131,308,957
Utah—2.64%
Murray City Utah, Hospital Revenue (IHC Health
Services, Inc.), Series D,
0.170%, VRD	34,400,000	34,400,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.200%, VRD	2,535,000	2,535,000
Subseries B,
0.180%, VRD	4,215,000	4,215,000
		41,150,000
Vermont—0.49%
Winooski Special Obligation Refunding, Series A,
0.170%, VRD	7,585,000	7,585,000
Virginia—1.00%
Albermarle County Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital), Series A,
0.200%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
		15,550,000

63

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—3.06%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.240%, VRD[1,2]	$4,995,000	$4,995,000
King County Sewer Revenue (Junior Lien),
Series A,
0.230%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170)
(AGM Insured),
0.220%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.180%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority
(Multicare Health Systems), Series D,
0.170%, VRD	15,395,000	15,395,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,695,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.170%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,263,721,350)		1,263,721,350

64

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—18.66%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.64%
Yale University,
0.190%, due 06/12/13	10,000,000	10,000,000
Illinois—1.23%
Illinois Educational Facilities Authority Revenue,
0.160%, due 06/06/13	19,168,000	19,168,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.410%, due 05/09/13	20,000,000	20,000,000
Maryland—3.37%
Johns Hopkins University,
0.120%, due 05/03/13	10,000,000	10,000,000
0.120%, due 05/06/13	8,929,000	8,929,000
0.140%, due 05/20/13	7,998,000	7,998,000
0.140%, due 05/21/13	5,500,000	5,500,000
Montgomery County,
0.150%, due 05/15/13	20,000,000	20,000,000
		52,427,000
Minnesota—2.63%
Mayo Clinic,
0.170%, due 05/02/13	10,000,000	10,000,000
0.160%, due 06/17/13	20,000,000	20,000,000
University of Minnesota Regents,
0.150%, due 05/16/13	11,000,000	11,000,000
		41,000,000

65

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.87%
University of Missouri,
0.140%, due 05/03/13	$11,000,000	$11,000,000
0.150%, due 05/03/13	3,105,000	3,105,000
0.140%, due 05/20/13	15,000,000	15,000,000
		29,105,000
Tennessee—0.51%
Vanderbilt University,
0.230%, due 09/03/13	8,000,000	8,000,000
Texas—3.27%
University of Texas,
0.150%, due 06/11/13	10,000,000	10,000,000
0.150%, due 08/01/13	18,000,000	18,000,000
0.150%, due 08/05/13	10,000,000	10,000,000
0.150%, due 08/06/13	12,896,000	12,896,000
		50,896,000
Virginia—2.53%
University of Virginia,
0.140%, due 05/02/13	16,629,000	16,629,000
0.140%, due 05/13/13	7,000,000	7,000,000
0.140%, due 06/06/13	8,000,000	8,000,000
0.150%, due 06/10/13	7,735,000	7,735,000
		39,364,000
Washington—0.64%
University of Washington,
0.140%, due 05/03/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$290,460,000)		290,460,000
Total investments (cost—$1,554,181,350
which approximates cost for federal income
tax purposes)—99.86%		1,554,181,350
Other assets in excess of liabilities—0.14%		2,144,481
Net assets—100.00%		$1,556,325,831

66

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,263,721,350	$—	$1,263,721,350
Tax-exempt
commercial paper	—	290,460,000	—	290,460,000
Total	$—	$1,554,181,350	$—	$1,554,181,350

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.19% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2013 and reset periodically.

See accompanying notes to financial statements	67

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

68

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

69

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

70

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	47 days	54 days	50 days
Net assets (bln)	$19.1	$18.6	$15.7

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Commercial paper	36.0%	42.6%	35.4%
Certificates of deposit	29.5	22.8	28.0
US government and agency obligations	17.8	21.2	19.6
Repurchase agreements	10.3	6.9	12.1
Time deposits	3.8	5.8	1.9
Short-term corporate obligations	2.5	0.7	3.0
Other assets less liabilities	0.1	0.0 [3]	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

71

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	53 days	52 days	46 days
Net assets (bln)	$12.2	$15.9	$13.0

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Repurchase agreements	55.5%	50.6%	50.1%
US government obligations	44.4	46.8	49.8
Other assets less liabilities	0.1	2.6	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

72

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	19 days	34 days	20 days
Net assets (bln)	$1.6	$1.5	$1.2

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Municipal bonds and notes	81.2%	81.0%	79.7%
Tax-exempt commercial paper	18.7	18.6	20.2
Other assets less liabilities	0.1	0.4	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

73

Master Trust
Statement of operations
For the year ended April 30, 2013

Prime Master Fund
Investment income:
Interest	$55,305,557
Securities lending income
(includes $1,906, $0 and $0, respectively earned
from an affiliated entity)	4,232
55,309,789
Expenses:
Investment advisory and administration fees	19,025,947
Trustees’ fees	96,464
19,122,411
Fee waivers by investment advisor	—
Net expenses	19,122,411
Net investment income	36,187,378
Net realized gain	77,976
Net increase in net assets resulting from operations	$36,265,354

74	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$22,385,630	$2,493,314

—	—
22,385,630	2,493,314

15,297,541	1,565,331
67,086	21,371
15,364,627	1,586,702
(41,497)	(16,384)
15,323,130	1,570,318
7,062,500	922,996
156,317	79,573
$7,218,817	$1,002,569

See accompanying notes to financial statements	75

Master Trust
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
Prime Master Fund
From operations:
Net investment income	$36,187,378	$37,989,484
Net realized gain	77,976	475,186
Net increase in net assets resulting from operations	36,265,354	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	3,412,781,376	(13,919,355,966)
Net increase (decrease) in net assets	3,449,046,730	(13,880,891,296)
Net assets:
Beginning of year	15,688,562,442	29,569,453,738
End of year	$19,137,609,172	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$7,062,500	$1,277,989
Net realized gain	156,317	4,091
Net increase in net assets resulting from operations	7,218,817	1,282,080
Net increase (decrease) in net assets from
beneficial interest transactions	(826,052,247)	5,823,395,477
Net increase (decrease) in net assets	(818,833,430)	5,824,677,557
Net assets:
Beginning of year	13,044,383,738	7,219,706,181
End of year	$12,225,550,308	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$922,996	$831,420
Net realized gain	79,573	60,390
Net increase in net assets resulting from operations	1,002,569	891,810
Net increase (decrease) in net assets from
beneficial interest transactions	394,531,710	(325,884,510)
Net increase (decrease) in net assets	395,534,279	(324,992,700)
Net assets:
Beginning of year	1,160,791,552	1,485,784,252
End of year	$1,556,325,831	$1,160,791,552

76	See accompanying notes to financial statements

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77

Master Trust
Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30, 2013
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.19%
Supplemental data:
Net assets, end of year (000’s)	$19,137,609
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.05%
Supplemental data:
Net assets, end of year (000’s)	$12,225,550
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.06%
Supplemental data:
Net assets, end of year (000’s)	$1,556,326

[1] Waiver by advisor represents less than 0.005%.

78	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%[1]	0.10%
0.19%	0.21%	0.25%	1.90%

$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[1]	0.10%	0.10%[1]
0.01%	0.09%	0.12%	0.77%

$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%
0.10%[1]	0.10%	0.10%[1]	0.04%
0.06%	0.18%	0.20%	1.42%

$1,160,792	$1,485,784	$1,933,132	$2,770,040

79

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

80

Master Trust
Notes to financial statements

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements

81

Master Trust
Notes to financial statements

or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

82

Master Trust
Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

83

Master Trust
Notes to financial statements

At April 30, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,608,703, $1,023,710 and $132,548, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $21,753, $14,704 and $4,764 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2013, UBS Global AM voluntarily waived $41,497 and $16,384 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to

84

Master Trust
Notes to financial statements

transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,732,906,553
Treasury Master Fund	863,368,972
Tax-Free Master Fund	540,462,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

85

Master Trust
Notes to financial statements

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

86

Master Trust
Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2013	2012
Contributions	$57,931,411,710	$45,655,074,151
Withdrawals	(54,518,630,334)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$3,412,781,376	$(13,919,355,966)

	For the years ended April 30,
Treasury Master Fund	2013	2012
Contributions	$28,344,203,263	$27,556,159,797
Withdrawals	(29,170,255,510)	(21,732,764,320)
Net increase (decrease) in beneficial interest	$(826,052,247)	$5,823,395,477

	For the years ended April 30,
Tax-Free Master Fund	2013	2012
Contributions	$2,891,282,474	$1,077,234,035
Withdrawals	(2,496,750,764)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$394,531,710	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the year ended April 30, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Master Funds did not incur any interest or penalties.

87

Master Trust
Notes to financial statements

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

88

Master Trust
Report of independent registered public
accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

89

Master Trust

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

90

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

91

UBS Select Capital Funds
Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

92

UBS Select Capital Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

93

UBS Select Capital Funds
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010

Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

94

UBS Select Capital Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

95

UBS Select Capital Funds
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Alan S. Bernikow; 72 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

96

UBS Select Capital Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

97

UBS Select Capital Funds
Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

98

UBS Select Capital Funds
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

99

UBS Select Capital Funds
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since March 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2009). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

100

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 47	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

101

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 56	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

102

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 36	Vice President	Since 2009	Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993), and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

103

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

104

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 35	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

105

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 39	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

106

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM— Americas region serves as investment advisor or manager.

Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

107

UBS Select Capital Funds
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*, 29	Vice President	Since February 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

108

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Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $289,300 and $241,900, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $46,353 and $39,600, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2012 and 2011 semiannual financial statements and (2) review of the consolidated 2011 and 2010 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $118,525 and $98,300, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2013 and April 30, 2012, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through December 2011)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall: ...

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

____________________

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)

Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2013, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate fees billed by E&Y of $464,075 and $407,250, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2013	2012
Covered Services	$164,878	$137,900
Non-Covered Services	299,197	269,350

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

     (a) Included as part of the report to shareholders filed under Item 1 of this form.
     (b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2013